UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-21335
Optimum Fund Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Optimum Fixed Income Fund
Class A: OAFIX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$53	1.04%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$2,766,778,737
Total number of portfolio holdings	1,397
Total advisory fees paid	$6,714,615
Portfolio turnover rate	212%

Fund holdings (as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.56%
Corporate Bonds	32.60%
US Treasury Obligations	19.17%
Short-Term Investments	17.61%
Non-Agency Commercial Mortgage-Backed Securities	4.33%
Collateralized Debt Obligations	4.12%
Non-Agency Asset-Backed Securities	4.05%
Non-Agency Collateralized Mortgage Obligations	2.73%
Loan Agreements	2.08%
Sovereign Bonds	1.72%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Fixed Income Fund
Class C: OCFIX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.79%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$2,766,778,737
Total number of portfolio holdings	1,397
Total advisory fees paid	$6,714,615
Portfolio turnover rate	212%

Fund holdings (as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.56%
Corporate Bonds	32.60%
US Treasury Obligations	19.17%
Short-Term Investments	17.61%
Non-Agency Commercial Mortgage-Backed Securities	4.33%
Collateralized Debt Obligations	4.12%
Non-Agency Asset-Backed Securities	4.05%
Non-Agency Collateralized Mortgage Obligations	2.73%
Loan Agreements	2.08%
Sovereign Bonds	1.72%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Fixed Income Fund
Institutional Class: OIFIX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.79%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$2,766,778,737
Total number of portfolio holdings	1,397
Total advisory fees paid	$6,714,615
Portfolio turnover rate	212%

Fund holdings (as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.56%
Corporate Bonds	32.60%
US Treasury Obligations	19.17%
Short-Term Investments	17.61%
Non-Agency Commercial Mortgage-Backed Securities	4.33%
Collateralized Debt Obligations	4.12%
Non-Agency Asset-Backed Securities	4.05%
Non-Agency Collateralized Mortgage Obligations	2.73%
Loan Agreements	2.08%
Sovereign Bonds	1.72%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

Optimum International Fund
Class A: OAIEX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$70	1.33%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$844,224,195
Total number of portfolio holdings	624
Total advisory fees paid	$2,914,867
Portfolio turnover rate	26%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	11.31%
China	10.37%
Taiwan	7.35%
Switzerland	6.45%
Germany	5.67%
Netherlands	5.02%
India	4.67%
Ireland	4.64%
Denmark	4.61%
France	4.18%

Sector allocation
Information Technology	20.61%
Financials	19.79%
Industrials	18.10%
Consumer Discretionary	11.17%
Communication Services	8.18%
Healthcare	6.74%
Materials	4.81%
Energy	4.66%
Consumer Staples	3.28%
Utilities	0.78%
Real Estate	0.77%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum International Fund
Class C: OCIEX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$109	2.08%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$844,224,195
Total number of portfolio holdings	624
Total advisory fees paid	$2,914,867
Portfolio turnover rate	26%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	11.31%
China	10.37%
Taiwan	7.35%
Switzerland	6.45%
Germany	5.67%
Netherlands	5.02%
India	4.67%
Ireland	4.64%
Denmark	4.61%
France	4.18%

Sector allocation
Information Technology	20.61%
Financials	19.79%
Industrials	18.10%
Consumer Discretionary	11.17%
Communication Services	8.18%
Healthcare	6.74%
Materials	4.81%
Energy	4.66%
Consumer Staples	3.28%
Utilities	0.78%
Real Estate	0.77%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum International Fund
Institutional Class: OIIEX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$57	1.08%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$844,224,195
Total number of portfolio holdings	624
Total advisory fees paid	$2,914,867
Portfolio turnover rate	26%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	11.31%
China	10.37%
Taiwan	7.35%
Switzerland	6.45%
Germany	5.67%
Netherlands	5.02%
India	4.67%
Ireland	4.64%
Denmark	4.61%
France	4.18%

Sector allocation
Information Technology	20.61%
Financials	19.79%
Industrials	18.10%
Consumer Discretionary	11.17%
Communication Services	8.18%
Healthcare	6.74%
Materials	4.81%
Energy	4.66%
Consumer Staples	3.28%
Utilities	0.78%
Real Estate	0.77%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Large Cap Growth Fund
Class A: OALGX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.21%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$2,065,306,952
Total number of portfolio holdings	138
Total advisory fees paid	$6,784,736
Portfolio turnover rate	24%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	47.02%
Communication Services	12.87%
Consumer Discretionary	12.64%
Healthcare	9.16%
Financials	7.77%
Industrials	4.98%
Consumer Staples	2.84%
Materials	0.72%
Real Estate	0.60%
Energy	0.54%
Utilities	0.21%

Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Large Cap Growth Fund
Class C: OCLGX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	1.96%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$2,065,306,952
Total number of portfolio holdings	138
Total advisory fees paid	$6,784,736
Portfolio turnover rate	24%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	47.02%
Communication Services	12.87%
Consumer Discretionary	12.64%
Healthcare	9.16%
Financials	7.77%
Industrials	4.98%
Consumer Staples	2.84%
Materials	0.72%
Real Estate	0.60%
Energy	0.54%
Utilities	0.21%

Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Large Cap Growth Fund
Institutional Class: OILGX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.96%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$2,065,306,952
Total number of portfolio holdings	138
Total advisory fees paid	$6,784,736
Portfolio turnover rate	24%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	47.02%
Communication Services	12.87%
Consumer Discretionary	12.64%
Healthcare	9.16%
Financials	7.77%
Industrials	4.98%
Consumer Staples	2.84%
Materials	0.72%
Real Estate	0.60%
Energy	0.54%
Utilities	0.21%

Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Large Cap Value Fund
Class A: OALVX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.17%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$1,910,935,094
Total number of portfolio holdings	122
Total advisory fees paid	$5,806,137
Portfolio turnover rate	5%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.12%
Industrials	16.23%
Healthcare	16.00%
Information Technology	8.49%
Consumer Staples	6.83%
Energy	6.73%
Utilities	5.86%
Communication Services	3.96%
Materials	3.63%
Consumer Discretionary	3.58%
Real Estate	3.21%

Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Large Cap Value Fund
Class C: OCLVX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	1.92%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$1,910,935,094
Total number of portfolio holdings	122
Total advisory fees paid	$5,806,137
Portfolio turnover rate	5%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.12%
Industrials	16.23%
Healthcare	16.00%
Information Technology	8.49%
Consumer Staples	6.83%
Energy	6.73%
Utilities	5.86%
Communication Services	3.96%
Materials	3.63%
Consumer Discretionary	3.58%
Real Estate	3.21%

Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Large Cap Value Fund
Institutional Class: OILVX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.92%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$1,910,935,094
Total number of portfolio holdings	122
Total advisory fees paid	$5,806,137
Portfolio turnover rate	5%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.12%
Industrials	16.23%
Healthcare	16.00%
Information Technology	8.49%
Consumer Staples	6.83%
Energy	6.73%
Utilities	5.86%
Communication Services	3.96%
Materials	3.63%
Consumer Discretionary	3.58%
Real Estate	3.21%

Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Small-Mid Cap Growth Fund
Class A: OASGX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$77	1.52%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$748,184,123
Total number of portfolio holdings	196
Total advisory fees paid	$3,518,881
Portfolio turnover rate	64%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	22.39%
Healthcare	21.14%
Information Technology	20.08%
Financials	13.03%
Consumer Discretionary	11.71%
Consumer Staples	3.40%
Materials	2.35%
Real Estate	1.97%
Energy	1.87%
Communication Services	1.08%

Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Small-Mid Cap Growth Fund
Class C: OCSGX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$115	2.27%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$748,184,123
Total number of portfolio holdings	196
Total advisory fees paid	$3,518,881
Portfolio turnover rate	64%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	22.39%
Healthcare	21.14%
Information Technology	20.08%
Financials	13.03%
Consumer Discretionary	11.71%
Consumer Staples	3.40%
Materials	2.35%
Real Estate	1.97%
Energy	1.87%
Communication Services	1.08%

Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Small-Mid Cap Growth Fund
Institutional Class: OISGX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$65	1.27%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$748,184,123
Total number of portfolio holdings	196
Total advisory fees paid	$3,518,881
Portfolio turnover rate	64%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	22.39%
Healthcare	21.14%
Information Technology	20.08%
Financials	13.03%
Consumer Discretionary	11.71%
Consumer Staples	3.40%
Materials	2.35%
Real Estate	1.97%
Energy	1.87%
Communication Services	1.08%

Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Small-Mid Cap Value Fund
Class A: OASVX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$72	1.42%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$695,083,258
Total number of portfolio holdings	240
Total advisory fees paid	$2,823,011
Portfolio turnover rate	68%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.71%
Industrials	18.19%
Consumer Discretionary	14.29%
Information Technology	8.91%
Materials	7.18%
Real Estate	7.06%
Healthcare	5.47%
Energy	4.89%
Consumer Staples	3.92%
Utilities	2.82%
Communication Services	1.83%

Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Small-Mid Cap Value Fund
Class C: OCSVX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$110	2.17%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$695,083,258
Total number of portfolio holdings	240
Total advisory fees paid	$2,823,011
Portfolio turnover rate	68%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.71%
Industrials	18.19%
Consumer Discretionary	14.29%
Information Technology	8.91%
Materials	7.18%
Real Estate	7.06%
Healthcare	5.47%
Energy	4.89%
Consumer Staples	3.92%
Utilities	2.82%
Communication Services	1.83%

Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

Optimum Small-Mid Cap Value Fund
Institutional Class: OISVX
Semiannual shareholder report | September 30, 2024
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$60	1.17%
*	Annualized
Fund statistics (as of September 30, 2024)
Fund net assets	$695,083,258
Total number of portfolio holdings	240
Total advisory fees paid	$2,823,011
Portfolio turnover rate	68%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.71%
Industrials	18.19%
Consumer Discretionary	14.29%
Information Technology	8.91%
Materials	7.18%
Real Estate	7.06%
Healthcare	5.47%
Energy	4.89%
Consumer Staples	3.92%
Utilities	2.82%
Communication Services	1.83%

Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(3984126)

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund
Financial statements and other information
For the six months ended September 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds' most recent Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/shareholder/proxy-voting-information; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Optimum Fixed Income Fund
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.19%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,475	$ 2,488
Series 2004-T1 1A2 6.50% 1/25/44	2,186	2,255
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	17,441	17,983
Series 2004-W15 1A1 6.00% 8/25/44	10,594	10,891
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	12,689	12,885
Series 2001-14 Z 6.00% 5/25/31	865	891
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	983,444	752,218
Series 2008-24 ZA 5.00% 4/25/38	3,132,654	3,217,396
Series 2009-2 AS 0.305% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	189,011	12,764
Series 2009-68 SA 1.355% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	74,539	7,558
Series 2017-40 GZ 3.50% 5/25/47	376,132	352,168
Series 2017-95 FA 5.816% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	161,092	158,459
Series 2024-38 FA 6.151% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,817,604	1,842,276
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	13,874	14,118
Series 3143 BC 5.50% 2/15/36	532,013	559,834
Series 3289 SA 1.293% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	128,956	10,226
Series 4676 KZ 2.50% 7/15/45	326,614	290,280
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.93% (SOFR + 1.65%) 1/25/34 #, •	1,676,863	$ 1,685,144
Series 2021-HQA2 M2 144A 7.33% (SOFR + 2.05%) 12/25/33 #, •	4,587,635	4,679,039
Series 2022-DNA1 M2 144A 7.78% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,065,939
Series 2022-DNA2 M2 144A 9.03% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,050,614
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,696	9,010
Series T-58 2A 6.50% 9/25/43 ♦	2,778	2,839
GNMA
Series 2008-65 SB 0.925% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	193,714	3,463
Series 2009-2 SE 0.745% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	651,699	31,377
Series 2011-H21 FT 5.35% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	670,713	669,084
Series 2011-H23 FA 6.167% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	857,284	858,485
Series 2012-H08 FB 6.067% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	85,784	85,792

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-H18 NA 5.987% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	62,292	$ 62,137
Series 2012-H29 SA 5.982% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	1,175,833	1,173,457
Series 2013-113 LY 3.00% 5/20/43	527,103	486,020
Series 2015-H10 FA 6.067% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	5,212,047	5,201,011
Series 2015-H11 FC 6.017% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	660,908	659,513
Series 2015-H12 FB 6.067% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	2,403,014	2,399,406
Series 2015-H20 FB 6.067% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	666,162	664,980
Series 2015-H30 FD 6.067% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	24,952	24,950
Series 2016-H06 FD 6.387% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	628,234	629,652
Series 2017-163 ZK 3.50% 11/20/47	2,366,016	2,233,786
Total Agency Collateralized Mortgage Obligations (cost $33,006,573)		32,940,388

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	$ 1,046,270
FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	470,000	456,919
Total Agency Commercial Mortgage-Backed Securities (cost $1,527,235)		1,503,189

Agency Mortgage-Backed Securities — 39.56%
Fannie Mae 5.50% 3/1/37	4,309	4,362
Fannie Mae S.F. 15 yr
2.50% 7/1/36	4,769,620	4,481,092
2.50% 8/1/36	709,148	665,690
4.50% 9/1/37	743,271	745,967
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,855,825	2,493,348
2.00% 5/1/41	2,331,539	2,038,052
3.00% 9/1/37	1,027,805	984,944
4.00% 8/1/42	560,804	549,874
5.50% 8/1/43	1,564,522	1,605,517
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,826,371	8,198,284
2.00% 12/1/50	5,045,849	4,217,971
2.00% 1/1/51	868,133	730,550
2.00% 2/1/51	3,265,250	2,741,770
2.00% 3/1/51	110,144	91,229
2.00% 8/1/51	1,218,676	1,021,586
2.00% 9/1/51	7,504,289	6,220,115
2.00% 1/1/52	3,373,679	2,837,818
2.50% 8/1/50	2,950,131	2,600,811
2.50% 1/1/51	2,422,697	2,113,373
2.50% 7/1/51	1,107,212	966,177
2.50% 8/1/51	6,234,690	5,456,522
2.50% 2/1/52	19,868,343	17,214,246
2.50% 4/1/52	58,010	50,419
3.00% 10/1/42	1,009,112	936,028
3.00% 4/1/43	362,650	336,321
3.00% 11/1/48	561,191	514,892
3.00% 12/1/49	3,055,858	2,792,279
3.00% 3/1/50	1,373,102	1,257,293
3.00% 5/1/51	438,141	400,770
3.00% 7/1/51	3,567,915	3,242,017
3.00% 12/1/51	6,764,794	6,178,440
3.00% 6/1/52	3,395,597	3,069,264
3.50% 2/1/47	8,141,187	7,773,512
3.50% 7/1/47	2,110,177	2,015,258

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 1/1/48	2,023,505	$ 1,925,815
3.50% 2/1/48	1,318,588	1,246,885
3.50% 1/1/50	1,642,095	1,557,189
3.50% 3/1/50	512,432	486,470
3.50% 7/1/50	3,211,068	3,039,500
3.50% 8/1/50	4,255,573	4,015,761
3.50% 3/1/52	2,725,761	2,571,767
3.50% 5/1/52	2,937,695	2,772,562
3.50% 6/1/52	5,463,279	5,091,134
3.50% 9/1/52	6,279,773	5,921,336
4.00% 10/1/40	7,208	7,128
4.00% 11/1/40	29,478	29,147
4.00% 3/1/46	51,656	50,454
4.00% 3/1/47	2,638,407	2,574,563
4.00% 4/1/47	400,422	392,073
4.00% 6/1/48	1,928,836	1,880,992
4.00% 9/1/48	2,204,208	2,143,969
4.00% 10/1/48	1,988,016	1,955,117
4.00% 1/1/49	35,798	34,819
4.00% 3/1/49	100,493	97,748
4.00% 6/1/49	457,711	446,626
4.00% 8/1/51	2,566,676	2,522,521
4.00% 9/1/52	4,463,653	4,288,378
4.50% 5/1/35	20,496	20,603
4.50% 8/1/35	33,830	34,091
4.50% 9/1/35	42,573	42,901
4.50% 5/1/39	145,648	147,312
4.50% 7/1/40	134,375	134,175
4.50% 4/1/41	11,651	11,785
4.50% 5/1/46	92,911	93,972
4.50% 4/1/48	538,041	546,502
4.50% 9/1/48	180,345	179,330
4.50% 12/1/48	149,738	148,847
4.50% 1/1/49	4,108,815	4,113,253
4.50% 1/1/50	7,439,578	7,499,348
4.50% 4/1/50	575,048	574,815
4.50% 10/1/52	11,276,706	11,090,232
4.50% 2/1/53	6,523,251	6,415,380
5.00% 3/1/34	622	638
5.00% 4/1/34	3,637	3,729
5.00% 8/1/34	5,900	6,050
5.00% 4/1/35	1,500	1,539
5.00% 12/1/37	609	626
5.00% 3/1/38	37,666	38,779
5.00% 5/1/40	60,205	62,022
5.00% 7/1/47	258,742	266,531
5.00% 1/1/51	2,869,142	2,914,711
5.50% 12/1/33	6,636	6,875
5.50% 2/1/35	97,582	101,801
5.50% 5/1/44	3,437,747	3,559,477
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 10/1/52	7,618,299	$ 7,750,925
5.50% 11/1/52	4,162,159	4,250,191
5.50% 7/1/53	502,281	508,248
6.00% 9/1/36	5,566	5,776
6.00% 8/1/38	11,803	12,183
6.00% 12/1/38	2,169	2,285
6.00% 1/1/42	2,897,492	3,053,094
6.00% 5/1/53	2,742,825	2,828,432
6.00% 9/1/53	7,036,769	7,193,254
6.50% 11/1/33	935	976
6.50% 2/1/36	16,214	17,061
6.50% 3/1/36	31,064	32,412
6.50% 6/1/36	20,587	21,661
6.50% 2/1/38	3,954	4,116
6.50% 11/1/38	1,529	1,613
Fannie Mae S.F. 30 yr TBA
2.00% 10/15/54	50,200,000	41,493,382
2.50% 10/1/54	49,200,000	42,463,855
3.50% 11/15/54	72,100,000	67,190,689
4.00% 11/15/54	70,500,000	67,757,811
4.50% 11/15/54	184,000,000	180,963,227
5.00% 11/15/54	110,400,000	110,343,939
5.50% 10/1/54	4,152,000	4,200,078
5.50% 11/15/54	142,100,000	143,745,447
6.00% 10/1/54	5,000,000	5,110,144
6.00% 11/1/54	32,300,000	33,010,274
6.50% 11/15/54	28,600,000	29,470,135
Freddie Mac ARM
6.00% (RFUCCT1Y + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	11,077	11,198
7.555% (RFUCCT1Y + 2.18%, Cap 10.462%, Floor 2.18%) 5/1/37 •	26,937	27,463
Freddie Mac S.F. 15 yr
2.00% 1/1/37	5,320,833	4,902,566
3.00% 3/1/35	5,368,272	5,193,656
Freddie Mac S.F. 20 yr
2.00% 3/1/41	2,900,240	2,532,836
2.00% 5/1/42	935,541	813,147
2.00% 8/1/42	3,340,680	2,906,748
2.50% 6/1/41	5,120,618	4,637,473
2.50% 3/1/42	3,494,327	3,134,016
3.00% 4/1/42	1,504,357	1,401,641
3.00% 6/1/42	1,906,230	1,775,683
5.00% 11/1/42	2,678,538	2,714,513
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,242,219	1,856,280
2.50% 5/1/51	872,353	763,313

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 10/1/51	6,390,831	$ 5,592,461
2.50% 12/1/51	2,771,961	2,428,182
2.50% 5/1/52	670,013	579,456
3.00% 11/1/46	1,969,966	1,812,413
3.00% 1/1/47	1,454,573	1,331,363
3.00% 11/1/49	1,968,273	1,798,340
3.00% 1/1/50	474,984	435,267
3.00% 7/1/50	775,206	711,047
3.00% 12/1/50	148,088	135,651
3.00% 5/1/51	4,723,383	4,326,373
3.00% 8/1/51	202,771	183,976
3.00% 8/1/52	3,663,161	3,330,705
3.50% 8/1/48	15,505	14,648
3.50% 9/1/48	1,490,345	1,406,127
3.50% 11/1/48	3,689,801	3,499,473
3.50% 4/1/52	1,785,320	1,672,791
4.00% 10/1/47	1,149,258	1,114,409
4.00% 9/1/52	10,548,266	10,179,034
4.50% 8/1/48	662,244	660,740
4.50% 1/1/49	2,283,414	2,270,451
4.50% 3/1/49	141,463	140,840
4.50% 8/1/49	1,232,042	1,236,059
4.50% 7/1/52	1,738,749	1,713,256
4.50% 10/1/52	11,826,443	11,625,611
5.00% 7/1/52	6,586,364	6,680,514
5.00% 9/1/52	4,595,293	4,661,244
5.00% 6/1/53	15,868,912	15,916,075
5.50% 9/1/41	1,001,644	1,034,387
5.50% 9/1/52	4,809,850	4,906,139
5.50% 11/1/52	3,063,002	3,121,810
5.50% 2/1/53	3,604,182	3,677,573
5.50% 3/1/53	4,650,044	4,775,256
5.50% 9/1/53	5,489,125	5,643,711
6.00% 1/1/53	937,018	974,222
6.00% 5/1/53	3,355,111	3,443,436
6.50% 11/1/33	10,460	11,001
6.50% 1/1/35	35,187	36,712
7.00% 1/1/38	4,642	4,823
GNMA I S.F. 30 yr
3.00% 8/15/45	3,949,749	3,646,918
3.00% 3/15/50	303,725	277,743
5.50% 10/15/42	1,723,625	1,784,585
GNMA II S.F. 30 yr
3.00% 8/20/50	636,361	591,550
3.00% 12/20/51	1,547,486	1,411,500
5.00% 9/20/52	1,461,811	1,466,419
5.50% 6/20/49	2,748,802	2,814,416
6.00% 4/20/34	1,119	1,148

		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr TBA 4.00% 11/20/54		6,000,000	$ 5,804,117
Total Agency Mortgage-Backed Securities (cost $1,106,771,932)			1,094,598,782

Collateralized Debt Obligations — 4.12%
522 Funding CLO Series 2018-3A AR 144A 6.584% (TSFR03M + 1.30%, Floor 1.04%) 10/20/31 #, •		731,383	731,879
Adagio V CLO DAC Series V-A ARR 144A 4.405% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,053,930	1,165,969
Anchorage Capital CLO 6 Series 2015-6A AR3 144A 6.765% (TSFR03M + 1.44%, Floor 1.44%) 4/22/34 #, •		4,000,000	4,003,320
Apex Credit CLO Series 2018-1A A2 144A 6.576% (TSFR03M + 1.29%) 4/25/31 #, •		2,043,247	2,043,911
Apidos CLO XXIV Series 2016-24A A1AL 144A 6.494% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •		982,973	984,954
Aqueduct European CLO DAC Series 2017-1A AR 144A 4.328% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	479,031	533,038
Ares European CLO Series 7A A1RR 144A 4.345% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	374,261	416,355
Ares European CLO X DAC Series 10A AR 144A 4.465% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,010,423	2,235,071

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ares European CLO XII DAC Series 12A AR 144A 4.538% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	299,713	$ 332,347
Ares European CLO XIV DAC Series 14A A 144A 4.808% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,167,725	3,525,187
Ares XXXIV CLO Series 2015-2A AR3 144A 6.606% (TSFR03M + 1.32%, Floor 1.32%) 4/17/33 #, •		2,600,000	2,605,720
Aurium CLO IV DAC Series 4A AR 144A 4.394% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,987,693	3,318,740
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 4.428% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,113,613	1,234,479
Benefit Street Partners CLO XVII Series 2019-17A AR 144A 6.643% (TSFR03M + 1.34%, Floor 1.08%) 7/15/32 #, •		700,000	699,825
Black Diamond CLO DAC Series 2019-1A A1R 144A 4.522% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	255,913	284,692
Blackrock European CLO VII DAC Series 7A AR 144A 4.305% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,025,366	2,247,254
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 4.405% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,231,297	1,367,929
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 4.285% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	249,820	$ 276,308
Series 2019-1A AR 144A 4.508% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	999,675	1,109,490

Cairn CLO X DAC Series 2018-10A AR 144A 4.465% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,385,283	1,536,001
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 4.385% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,520,475	1,689,916
Series 2019-2A A1R 144A 4.432% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	599,475	664,621

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 6.328% (TSFR03M + 1.21%, Floor 0.95%) 8/14/30 #, •		433,247	433,452
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 4.292% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,277,490	1,418,778
CARLYLE US CLO Series 2017-1A A1R 144A 6.544% (TSFR03M + 1.26%, Floor 1.00%) 4/20/31 #, •		714,072	713,937
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 4.111% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,068,123	1,184,039

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 4.345% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,069,406	$ 2,295,356
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 6.583% (TSFR03M + 1.28%, Floor 1.02%) 4/15/29 #, •		1,411,984	1,412,870
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 4.402% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	1,967,565	2,186,673
Dryden 54 Senior Loan Fund Series 2017-54A AR 144A 6.429% (TSFR03M + 1.15%, Floor 1.15%) 10/19/29 #, •		2,474,128	2,476,496
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 4.325% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,990,069	4,421,905
FS Rialto Series 2022-FL4 A 144A 7.243% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		2,519,871	2,521,481
Galaxy XXI CLO Series 2015-21A AR 144A 6.564% (TSFR03M + 1.28%) 4/20/31 #, •		852,478	853,787
GoldenTree Loan Management EUR CLO DAC Series 3A AR 144A 4.588% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	198,242	220,485
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Harvest CLO XVI DAC Series 16A ARR 144A 4.325% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,851,048	$ 2,052,884
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	240,576	257,388
HGI CRE CLO Series 2022-FL3 A 144A 7.042% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •		2,763,444	2,763,419
Invesco Euro CLO I DAC Series 1A A1R 144A 4.335% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	275,848
Jubilee CLO DAC
Series 2014-12A ARRR 144A 4.285% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	235,612	261,834
Series 2016-17A A1RR 144A 4.335% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,550,339
Series 2016-17A A2RR 144A 4.335% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	553,693

KKR CLO 18 Series 18 AR 144A 6.481% (TSFR03M + 1.20%, Floor 0.94%) 7/18/30 #, •		216,763	216,844
LCM XV Series 15A AR2 144A 6.544% (TSFR03M + 1.26%, Floor 1.00%) 7/20/30 #, •		638,746	639,083
Man GLG Euro CLO III DAC Series 3A AR 144A 4.365% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	181,711	202,120

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Man GLG Euro CLO V DAC Series 5A A1R 144A 4.171% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,524,689	$ 1,693,273
Man GLG US CLO Series 2018-1A A1R 144A 6.684% (TSFR03M + 1.40%) 4/22/30 #, •		1,414,671	1,415,441
Marathon CLO Series 2021-16A A1A 144A 6.763% (TSFR03M + 1.46%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,250,047
Marathon Static CLO Series 2022-18A A1R2 144A 6.432% (TSFR03M + 1.15%, Floor 1.15%) 7/20/30 #, •		1,867,759	1,868,426
MF1 Series 2024-FL14 A 144A 6.702% (TSFR01M + 1.74%, Floor 1.74%) 3/19/39 #, •		900,000	899,930
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 4.418% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	175,140	194,755
OCP Euro CLO DAC Series 2020-4A AR 144A 4.568% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,891,468	2,100,902
OFSI BSL XIV CLO Series 2024-14A D1 144A 9.039% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •		750,000	757,582
OZLM IX Series 2014-9A A1A4 144A 6.482% (TSFR03M + 1.20%, Floor 1.20%) 10/20/31 #, •		762,800	763,768
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

OZLM XXIV Series 2019-24A A1AR 144A 6.704% (TSFR03M + 1.42%, Floor 1.42%) 7/20/32 #, •		2,100,000	$ 2,101,363
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 4.465% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	947,961	1,054,358
Palmer Square Loan Funding
Series 2021-3A A1 144A 6.344% (TSFR03M + 1.06%, Floor 1.06%) 7/20/29 #, •		128,991	129,002
Series 2021-4A A1 144A 6.363% (TSFR03M + 1.06%, Floor 1.06%) 10/15/29 #, •		785,101	785,469

PFP Series 2024-11 A 144A 6.915% (TSFR01M + 1.83%, Floor 1.83%) 9/17/39 #, •		4,000,000	4,010,012
Sculptor European CLO V DAC Series 5A AR 144A 4.475% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,241,419	3,602,109
Segovia European CLO DAC Series 2019-6A AR 144A 4.568% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,585,305	1,757,985
Signal Peak CLO 5 Series 2018-5A A1R 144A 6.835% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •		1,800,000	1,799,444
Sound Point CLO IX Series 2015-2A ARRR 144A 6.754% (TSFR03M + 1.47%, Floor 1.21%) 7/20/32 #, •		2,600,000	2,602,837

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Sound Point CLO XVI Series 2017-2A AR 144A 6.526% (TSFR03M + 1.24%) 7/25/30 #, •		859,710	$ 860,465
Symphony CLO XXIV Series 2020-24A AR 144A 6.483% (TSFR03M + 1.20%, Floor 1.20%) 1/23/32 #, •		1,698,401	1,699,311
Symphony Static CLO I Series 2021-1A A 144A 6.376% (TSFR03M + 1.09%, Floor 0.83%) 10/25/29 #, •		227,028	227,087
TCI-Symphony CLO Series 2017-1A AR 144A 6.493% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		612,955	613,487
THL Credit Wind River CLO Series 2019-3A AR 144A 6.643% (TSFR03M + 1.34%, Floor 1.08%) 7/15/31 #, •		2,707,128	2,709,938
Tikehau CLO DAC Series 2015-1A ARR 144A 4.508% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	1,300,710	1,445,611
Toro European CLO 6 DAC Series 6A AR 144A 4.624% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	299,491	332,580
Toro European CLO 7 DAC Series 7A ARE 144A 4.352% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	2,108,473
Venture 32 CLO Series 2018-32A A1 144A 6.641% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		439,541	439,410
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture 34 CLO Series 2018-34A AR 144A 6.566% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	2,500,000	$ 2,498,660
Venture 38 CLO Series 2019-38A A1R 144A 6.677% (TSFR03M + 1.42%, Floor 1.16%) 7/30/32 #, •	2,900,000	2,903,463
Venture 42 CLO Series 2021-42A A1A 144A 6.693% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	1,300,000	1,297,158
Venture XXIV CLO Series 2016-24A ARR 144A 6.444% (TSFR03M + 1.16%, Floor 0.90%) 10/20/28 #, •	25,669	25,665
Venture XXIX CLO Series 2017-29A AR 144A 6.37% (TSFR03M + 1.25%, Floor 0.99%) 9/7/30 #, •	2,138,577	2,139,037
Venture XXVI CLO Series 2017-26A AR 144A 6.644% (TSFR03M + 1.36%, Floor 1.10%) 1/20/29 #, •	538,272	538,228
Vibrant CLO VII Series 2017-7A A1R 144A 6.584% (TSFR03M + 1.30%, Floor 1.04%) 9/15/30 #, •	780,537	780,596
Vibrant CLO XI Series 2019-11A A1R1 144A 6.664% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,500,000	1,501,132
Voya Series 2012-4A A1R3 144A 6.563% (TSFR03M + 1.26%) 10/15/30 #, •	621,003	621,563

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Voya CLO Series 2014-4A A1RA 144A 6.663% (TSFR03M + 1.36%) 7/14/31 #, •		447,062	$ 447,875
Total Collateralized Debt Obligations (cost $117,749,513)			113,896,159

Corporate Bonds — 32.60%
Banking — 12.23%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ		4,000,000	3,679,031
Access Bank 144A 6.125% 9/21/26 #		300,000	286,556
Akbank TAS
6.80% 6/22/31 μ, ■		200,000	200,311
144A 7.498% 1/20/30 #		200,000	206,653

Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		270,000	263,929
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ		275,000	296,288
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ		300,000	322,426
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		370,000	358,333
Banco Internacional del Peru 144A 7.625% 1/16/34 #, μ		295,000	318,855
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		200,000	209,864
Banco Nacional de Panama 144A 2.50% 8/11/30 #		550,000	457,126
Banco Santander
3.496% 3/24/25		1,000,000	993,996
4.175% 3/24/28 μ		1,200,000	1,188,815
4.875% 10/18/31 ■	EUR	800,000	966,651

Banco Santander Mexico 144A 7.525% 10/1/28 #, μ		215,000	226,985
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		280,000	276,834
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ		265,000	266,035
Bank of America
2.482% 9/21/36 μ		5,625,000	4,748,213
3.384% 4/2/26 μ		500,000	496,079
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
3.974% 2/7/30 μ		6,900,000	$ 6,781,289
4.30% 1/28/25 μ, ψ		900,000	893,326
5.202% 4/25/29 μ		700,000	719,922
5.288% 4/25/34 μ		5,000,000	5,200,175
5.468% 1/23/35 μ		1,180,000	1,241,346
5.819% 9/15/29 μ		2,639,000	2,777,990
6.204% 11/10/28 μ		3,670,000	3,874,801
Bank of Montreal
7.30% 11/26/84 μ		467,000	493,165
7.70% 5/26/84 μ		1,570,000	1,660,718

Bank of New York Mellon 4.70% 9/20/25 μ, ψ		3,385,000	3,367,069
Barclays
3.33% 11/24/42 μ		1,300,000	1,002,879
4.972% 5/16/29 μ		3,000,000	3,033,907
5.501% 8/9/28 μ		1,600,000	1,641,660
6.224% 5/9/34 μ		812,000	875,143
6.375% 12/15/25 μ, ψ, ■	GBP	500,000	664,481
7.125% 6/15/25 μ, ψ	GBP	1,800,000	2,409,992
7.385% 11/2/28 μ		1,989,000	2,148,694
7.437% 11/2/33 μ		3,000,000	3,464,664
BBVA Bancomer
144A 5.875% 9/13/34 #, μ		200,000	194,763
144A 8.125% 1/8/39 #, μ		230,000	243,958
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,672,827
144A 2.159% 9/15/29 #, μ		600,000	546,969
144A 2.871% 4/19/32 #, μ		300,000	267,378
144A 3.052% 1/13/31 #, μ		2,600,000	2,400,321
144A 7.375% 8/19/25 #, μ, ψ		700,000	708,037
7.375% 8/19/25 μ, ψ, ■		500,000	505,741
BPCE
144A 5.748% 7/19/33 #, μ		5,000,000	5,169,307
144A 6.612% 10/19/27 #, μ		3,350,000	3,478,364
Citibank
5.438% 4/30/26		955,000	973,929
5.488% 12/4/26		2,545,000	2,619,174
5.57% 4/30/34		2,570,000	2,742,811

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Citigroup
3.20% 10/21/26	1,000,000	$ 979,732
4.075% 4/23/29 μ	2,400,000	2,376,943
5.174% 2/13/30 μ	1,900,000	1,952,232
5.61% 9/29/26 μ	897,000	905,078
7.00% 8/15/34 μ, ψ	850,000	911,717

Citizens Bank 6.064% 10/24/25 μ	2,130,000	2,130,005
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,330,345
4.375% 8/4/25	2,000,000	1,989,940
144A 5.447% 3/5/30 #, μ	3,300,000	3,427,582

Credit Agricole 144A 6.316% 10/3/29 #, μ	2,645,000	2,813,523
Credit Suisse Group
144A 6.25% 12/18/24 #, ψ	2,000,000	220,000
144A 6.375% 8/21/26 #, ψ	1,900,000	209,000
144A 6.442% 8/11/28 #, μ	1,750,000	1,841,361
7.50% 12/11/23 ψ, ■	400,000	44,000

Danske Bank 144A 5.705% 3/1/30 #, μ	3,400,000	3,544,836
Deutsche Bank
2.129% 11/24/26 μ	700,000	678,106
3.547% 9/18/31 μ	1,500,000	1,398,733
3.729% 1/14/32 μ	2,331,000	2,092,611
3.961% 11/26/25 μ	5,700,000	5,685,814
6.119% 7/14/26 μ	3,000,000	3,024,563
6.72% 1/18/29 μ	2,030,000	2,149,501
6.819% 11/20/29 μ	1,559,000	1,678,575
7.146% 7/13/27 μ	1,130,000	1,176,505
Fifth Third Bancorp
2.55% 5/5/27	1,000	959
3.95% 3/14/28	4,000	3,950

Fifth Third Bank 5.852% 10/27/25 μ	1,575,000	1,575,562
Goldman Sachs Group
1.431% 3/9/27 μ	2,000,000	1,913,564
3.615% 3/15/28 μ	3,400,000	3,345,619
4.223% 5/1/29 μ	6,100,000	6,065,730
5.727% 4/25/30 μ	1,040,000	1,093,221
5.851% 4/25/35 μ	1,220,000	1,311,397
6.125% 11/10/34 μ, ψ	1,090,000	1,097,450
6.484% 10/24/29 μ	5,195,000	5,595,307

HDFC Bank 5.18% 2/15/29 ■	320,000	328,106
HSBC Holdings
2.013% 9/22/28 μ	3,800,000	3,546,257
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
2.848% 6/4/31 μ		2,700,000	$ 2,458,732
2.871% 11/22/32 μ		2,000,000	1,759,269
4.70% 3/9/31 μ, ψ		500,000	452,857
5.21% 8/11/28 μ		500,000	510,276
5.546% 3/4/30 μ		1,800,000	1,871,756
5.875% 9/28/26 μ, ψ	GBP	500,000	660,537
6.254% 3/9/34 μ		1,100,000	1,202,069

Huntington Bancshares 6.208% 8/21/29 μ		1,770,000	1,872,961
ICICI Bank 144A 4.00% 3/18/26 #		200,000	198,811
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,712,005
5.55% 3/19/35 μ		4,000,000	4,195,066
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,251,514
144A 6.625% 6/20/33 #		2,600,000	2,843,855
144A 7.20% 11/28/33 #		800,000	911,707
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	232,801
JPMorgan Chase & Co.
2.522% 4/22/31 μ		5,500,000	4,998,004
2.595% 2/24/26 μ		1,500,000	1,485,394
2.947% 2/24/28 μ		1,100,000	1,067,009
2.963% 1/25/33 μ		500,000	450,129
4.005% 4/23/29 μ		900,000	890,561
4.452% 12/5/29 μ		1,500,000	1,507,278
4.851% 7/25/28 μ		1,400,000	1,424,693
5.012% 1/23/30 μ		1,290,000	1,323,314
5.571% 4/22/28 μ		1,340,000	1,381,811
6.254% 10/23/34 μ		910,000	1,012,449

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,091,157
KeyBank 5.85% 11/15/27		995,000	1,031,948
Kookmin Bank 144A 2.50% 11/4/30 #		305,000	267,566
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	297,160
3.50% 4/1/26 μ, ■	EUR	200,000	222,810
3.75% 3/18/28 μ		1,400,000	1,379,114
5.462% 1/5/28 μ		3,600,000	3,681,469
5.721% 6/5/30 μ		885,000	927,708
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,681,468
2.559% 2/25/30		1,800,000	1,640,786
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,573,370
2.564% 9/13/31		1,400,000	1,202,141
2.591% 5/25/31 μ		2,000,000	1,802,326

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Mizuho Financial Group
3.261% 5/22/30 μ		3,100,000	$ 2,947,567
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	2,010,121
2.484% 9/16/36 μ		4,730,000	3,959,307
3.625% 1/20/27		4,000,000	3,964,446
3.79% 3/21/30 μ	EUR	4,400,000	5,029,523
4.21% 4/20/28 μ		1,400,000	1,397,452
5.123% 2/1/29 μ		4,100,000	4,204,497
5.652% 4/13/28 μ		1,200,000	1,238,998
5.656% 4/18/30 μ		1,200,000	1,262,574
5.831% 4/19/35 μ		3,007,000	3,231,147
6.138% 10/16/26 μ		865,000	878,790
6.276% (SOFR + 1.02%) 4/13/28 •		4,500,000	4,524,520
6.296% 10/18/28 μ		1,717,000	1,815,627
6.407% 11/1/29 μ		1,688,000	1,814,321
6.627% 11/1/34 μ		1,625,000	1,838,721
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	771,730
144A 4.302% 3/8/29 #, μ		5,200,000	5,153,501
NatWest Group
4.80% 4/5/26		5,000,000	5,024,788
5.125% 5/12/27 μ, ψ	GBP	500,000	640,377
5.778% 3/1/35 μ		3,800,000	4,042,559
NBK SPC
144A 1.625% 9/15/27 #, μ		500,000	471,868
144A 5.50% 6/6/30 #, μ		310,000	322,513

Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		225,000	218,593
PNC Bank 4.05% 7/26/28		2,400,000	2,382,183
PNC Financial Services Group
5.676% 1/22/35 μ		1,090,000	1,156,030
6.875% 10/20/34 μ		1,645,000	1,884,262

Popular 7.25% 3/13/28		855,000	903,461
QNB Finansbank 10.75% 11/15/33 μ, ■		275,000	308,165
Regions Financial 5.502% 9/6/35 μ		1,330,000	1,353,965
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ, ■		305,000	303,854
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	$ 3,129,944
6.534% 1/10/29 μ		3,350,000	3,550,658

Shinhan Bank 144A 5.75% 4/15/34 #		255,000	264,893
Shinhan Financial Group 144A 5.00% 7/24/28 #		200,000	203,629
Standard Chartered 144A 6.301% 1/9/29 #, μ		270,000	284,149
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,540,522
2.222% 9/17/31		2,300,000	1,981,907

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,758,361
SVB Financial Group
1.80% 2/2/31 ‡		775,000	453,801
4.57% 4/29/33 ‡		2,164,000	1,267,942

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		395,000	391,032
Truist Bank 4.632% 9/17/29 μ		5,182,000	5,158,217
Truist Financial 4.95% 9/1/25 μ, ψ		1,465,000	1,454,917
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ		205,000	208,244
144A 8.375% 2/28/34 #, μ		320,000	329,367
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	1,021,762
144A 3.126% 8/13/30 #, μ		2,000,000	1,871,295
144A 4.194% 4/1/31 #, μ		2,500,000	2,442,325
144A 5.699% 2/8/35 #, μ		4,525,000	4,778,259
144A 6.85% 9/10/29 #, μ, ψ		1,795,000	1,820,861

UniCredit 7.50% 6/3/26 μ, ψ, ■	EUR	600,000	689,173
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,870,266
4.653% 2/1/29 μ		1,136,000	1,147,257
5.384% 1/23/30 μ		495,000	514,176
5.678% 1/23/35 μ		1,115,000	1,182,369
5.727% 10/21/26 μ		194,000	196,472
6.787% 10/26/27 μ		720,000	756,214

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	$ 882,969
3.584% 5/22/28 μ		5,300,000	5,198,026
3.90% 3/15/26 μ, ψ		1,000,000	972,531
5.198% 1/23/30 μ		2,200,000	2,268,566
5.389% 4/24/34 μ		5,000,000	5,188,441
5.707% 4/22/28 μ		3,800,000	3,924,479
6.283% (SOFR + 1.07%) 4/22/28 •		2,900,000	2,913,871

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,153,189
			338,275,029
Basic Industry — 0.59%
Anglo American Capital 144A 5.50% 5/2/33 #		295,000	303,498
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,350,000	1,366,525
CSN Resources 144A 8.875% 12/5/30 #		310,000	314,539
First Quantum Minerals 144A 9.375% 3/1/29 #		275,000	291,828
FMG Resources August 2006 144A 6.125% 4/15/32 #		4,985,000	5,104,186
Freeport-McMoRan 5.45% 3/15/43		1,050,000	1,055,523
INEOS Styrolution Group 2.25% 1/16/27 ■	EUR	300,000	324,078
LD Celulose International 144A 7.95% 1/26/32 #		380,000	390,213
LYB International Finance III
3.625% 4/1/51		1,275,000	951,127
5.50% 3/1/34		2,255,000	2,347,165

Novelis 144A 4.75% 1/30/30 #		570,000	553,112
Samarco Mineracao PIK, !44A 9.00% 6/30/31 #, >>		236,510	221,739
Sasol Financing USA 144A 8.75% 5/3/29 #		305,000	322,867
Sherwin-Williams 3.30% 5/15/50		3,495,000	2,575,392
Sociedad Quimica y Minera de Chile 144A 5.50% 9/10/34 #		340,000	340,595
			16,462,387
Brokerage — 0.20%
Jefferies Financial Group
2.625% 10/15/31		2,925,000	2,538,247
5.875% 7/21/28		1,761,000	1,837,551
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
6.45% 6/8/27	331,000	$ 347,433
6.50% 1/20/43	880,000	967,703
		5,690,934
Capital Goods — 0.75%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000	158,767
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	265,723	276,909
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	3,140,000	2,877,193
Boeing 2.196% 2/4/26	2,930,000	2,822,657
Bombardier
144A 7.00% 6/1/32 #	675,000	706,850
144A 7.25% 7/1/31 #	675,000	714,444

Celestial Dynasty 4.25% 6/27/29 ■	355,000	324,035
Cellnex Finance 144A 3.875% 7/7/41 #	4,299,000	3,516,543
IHS Holding
144A 5.625% 11/29/26 #	240,000	236,509
5.625% 11/29/26 ■	200,000	197,091

Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	240,000	248,937
Northrop Grumman 5.20% 6/1/54	2,825,000	2,879,229
Rolls-Royce 144A 5.75% 10/15/27 #	1,000,000	1,031,827
Standard Industries 144A 3.375% 1/15/31 #	1,073,000	956,831
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	550,000	579,157
Teledyne Technologies 2.75% 4/1/31	1,730,000	1,554,411
TransDigm
144A 6.625% 3/1/32 #	675,000	703,749
144A 6.875% 12/15/30 #	675,000	707,478

UltraTech Cement 144A 2.80% 2/16/31 #	220,000	194,052
		20,686,669
Communications — 2.41%
Alibaba Group Holding 2.70% 2/9/41	265,000	196,172

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Altice France 2.125% 2/15/25 ■	EUR	780,000	$ 837,868
America Movil 4.70% 7/21/32		320,000	321,157
AT&T
2.55% 12/1/33		2,673,000	2,254,282
3.50% 6/1/41		1,345,000	1,101,407
3.50% 9/15/53		3,925,000	2,885,916

CCO Holdings 144A 4.25% 1/15/34 #		3,895,000	3,198,360
Charter Communications Operating
2.80% 4/1/31		4,000,000	3,424,123
3.85% 4/1/61		4,755,000	2,918,743
4.40% 12/1/61		4,252,000	2,894,392
5.05% 3/30/29		3,800,000	3,781,386
Connect Finco
144A 6.75% 10/1/26 #		1,935,000	1,935,000
144A 9.00% 9/15/29 #		1,570,000	1,521,307

CT Trust 144A 5.125% 2/3/32 #		285,000	261,485
Directv Financing 144A 5.875% 8/15/27 #		720,000	707,427
Frontier Communications Holdings
144A 5.00% 5/1/28 #		1,480,000	1,467,775
144A 5.875% 10/15/27 #		795,000	798,881

Iliad Holding 144A 8.50% 4/15/31 #		200,000	215,295
Meituan 144A 4.625% 10/2/29 #		350,000	348,304
Meta Platforms
4.30% 8/15/29		870,000	883,617
4.55% 8/15/31		370,000	378,398
4.75% 8/15/34		780,000	796,448
5.40% 8/15/54		895,000	938,354

Midcontinent Communications 144A 8.00% 8/15/32 #		1,385,000	1,411,408
Millicom International Cellular 144A 7.375% 4/2/32 #		286,000	294,052
Netflix 4.90% 8/15/34		1,280,000	1,324,464
Prosus 144A 4.193% 1/19/32 #		350,000	328,180
Rogers Communications
5.00% 2/15/29		1,865,000	1,903,776
5.30% 2/15/34		2,075,000	2,111,801

Sable International Finance 144A 7.125% 10/15/32 #		320,000	321,494
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Silknet JSC 144A 8.375% 1/31/27 #		250,000	$ 252,625
Sirius XM Radio 144A 4.125% 7/1/30 #		1,555,000	1,411,275
Sprint 7.625% 3/1/26		200,000	206,742
Sprint Capital 6.875% 11/15/28		3,275,000	3,578,271
Sprint Spectrum 144A 4.738% 9/20/29 #		183,125	182,676
Telecom Argentina 144A 9.50% 7/18/31 #		355,000	368,845
Tencent Holdings
144A 2.88% 4/22/31 #		200,000	183,002
144A 3.68% 4/22/41 #		200,000	169,404

Time Warner Cable 7.30% 7/1/38		2,120,000	2,228,069
T-Mobile USA
1.50% 2/15/26		2,100,000	2,020,182
3.00% 2/15/41		3,445,000	2,647,361
3.30% 2/15/51		1,500,000	1,089,785
3.75% 4/15/27		2,150,000	2,124,519
3.875% 4/15/30		1,400,000	1,361,824
5.25% 6/15/55		1,905,000	1,897,112
5.75% 1/15/34		755,000	811,090

Uber Technologies 5.35% 9/15/54		930,000	922,955
Verizon Communications
2.55% 3/21/31		537,000	479,676
2.875% 11/20/50		1,100,000	746,740
144A 4.78% 2/15/35 #		1,027,000	1,025,941

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,290,000	1,143,251
			66,612,617
Consumer Cyclical — 1.67%
Caesars Entertainment 144A 6.50% 2/15/32 #		1,350,000	1,397,303
Carnival
144A 4.00% 8/1/28 #		500,000	483,234
144A 7.625% 3/1/26 #		1,063,000	1,073,508

CK Hutchison International 23 144A 4.75% 4/21/28 #		200,000	203,199
CK Hutchison International 24 II 144A 4.75% 9/13/34 #		425,000	423,509
Ford Motor Credit
2.33% 11/25/25	EUR	200,000	219,995
2.386% 2/17/26	EUR	500,000	549,214
2.70% 8/10/26		700,000	672,920
2.90% 2/16/28		525,000	487,593
2.90% 2/10/29		300,000	272,474

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
3.25% 9/15/25	EUR	1,000,000	$ 1,112,868
4.535% 3/6/25	GBP	1,100,000	1,462,030
4.542% 8/1/26		1,034,000	1,025,714
5.125% 6/16/25		600,000	599,906
5.80% 3/5/27		3,500,000	3,564,664
5.80% 3/8/29		1,080,000	1,098,167
6.125% 3/8/34		850,000	860,930
6.798% 11/7/28		535,000	565,061
6.80% 5/12/28		2,690,000	2,819,396

Future Retail 144A 5.60% 1/22/25 #, ‡		565,000	3,390
General Motors
5.40% 4/1/48		370,000	340,417
5.95% 4/1/49		433,000	429,541
General Motors Financial
5.60% 6/18/31		590,000	606,115
5.75% 2/8/31		4,100,000	4,240,628
5.95% 4/4/34		2,116,000	2,190,758
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	633,037
144A 4.00% 5/1/31 #		700,000	655,013

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	855,710
Home Depot
4.85% 6/25/31		460,000	476,977
4.875% 6/25/27		535,000	549,003
4.95% 6/25/34		1,375,000	1,430,027
Hyundai Capital America
144A 5.275% 6/24/27 #		775,000	792,626
144A 5.40% 6/24/31 #		835,000	866,377

Marriott International 3.50% 10/15/32		900,000	824,088
Melco Resorts Finance
144A 5.375% 12/4/29 #		200,000	187,736
5.75% 7/21/28 ■		200,000	193,628
144A 7.625% 4/17/32 #		415,000	428,417
MGM China Holdings
144A 4.75% 2/1/27 #		495,000	481,547
144A 5.25% 6/18/25 #		400,000	398,100
Nissan Motor
144A 4.345% 9/17/27 #		1,400,000	1,365,365
144A 4.81% 9/17/30 #		600,000	568,737

Nissan Motor Acceptance 144A 2.45% 9/15/28 #		300,000	268,049
Resideo Funding 144A 6.50% 7/15/32 #		1,350,000	1,387,479
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		640,000	648,514
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Sands China
2.30% 3/8/27		200,000	$ 187,367
2.85% 3/8/29		400,000	363,561
3.25% 8/8/31		425,000	373,971
4.375% 6/18/30		250,000	239,612
5.40% 8/8/28		1,800,000	1,818,454

Studio City Finance 144A 5.00% 1/15/29 #		200,000	184,001
Toyota Motor Credit 5.877% (SOFR + 0.77%) 8/7/26 •		1,100,000	1,106,585
Warnermedia Holdings
3.638% 3/15/25		400,000	397,247
3.755% 3/15/27		400,000	386,861
5.05% 3/15/42		800,000	653,461
5.141% 3/15/52		500,000	385,945
Wynn Macau
5.50% 1/15/26 ■		200,000	198,634
5.50% 10/1/27 ■		200,000	195,689
			46,204,352
Consumer Non-Cyclical — 2.56%
AbbVie
4.05% 11/21/39		3,193,000	2,951,045
4.95% 3/15/31		4,300,000	4,472,316
5.35% 3/15/44		735,000	775,904

Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #		235,000	222,345
Amgen 2.20% 2/21/27		3,300,000	3,160,336
Astrazeneca Finance 1.75% 5/28/28		4,600,000	4,248,460
Bacardi 144A 4.45% 5/15/25 #		500,000	497,869
Bayer US Finance
144A 6.125% 11/21/26 #		800,000	825,277
144A 6.25% 1/21/29 #		200,000	211,473
144A 6.375% 11/21/30 #		600,000	642,547
144A 6.50% 11/21/33 #		400,000	433,085

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	197,426
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	544,303
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		260,000	287,469
Bunge Limited Finance 4.20% 9/17/29		2,930,000	2,923,386
Campbell Soup 5.20% 3/19/27		5,395,000	5,537,516

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Cencosud
144A 4.375% 7/17/27 #	210,000	$ 208,020
144A 5.95% 5/28/31 #	200,000	209,078

Coty 144A 5.00% 4/15/26 #	1,500,000	1,494,833
CVS Health 3.75% 4/1/30	4,400,000	4,217,400
CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	52,982	53,784
DaVita
144A 3.75% 2/15/31 #	580,000	523,644
144A 4.625% 6/1/30 #	550,000	524,719

Elevance Health 5.15% 6/15/29	1,225,000	1,271,429
Global Payments 3.20% 8/15/29	2,150,000	2,014,953
Haleon UK Capital 3.125% 3/24/25	500,000	495,638
Haleon US Capital 3.375% 3/24/29	500,000	482,935
HCA
3.50% 9/1/30	4,500,000	4,242,005
4.125% 6/15/29	3,400,000	3,347,712
5.45% 4/1/31	2,555,000	2,662,914
Indofood CBP Sukses Makmur
3.541% 4/27/32 ■	265,000	240,555
4.805% 4/27/52 ■	200,000	177,222

International Container Terminal Services 4.75% 6/17/30 ■	245,000	244,568
JBS USA Holding Lux 5.50% 1/15/30	250,000	253,386
MHP Lux 144A 6.95% 4/3/26 #	365,000	321,123
Minerva Luxembourg 144A 8.875% 9/13/33 #	270,000	294,603
Movida Europe 144A 7.85% 4/11/29 #	320,000	308,329
Royalty Pharma
1.75% 9/2/27	2,975,000	2,772,766
3.35% 9/2/51	1,568,000	1,084,722
5.90% 9/2/54	1,250,000	1,295,901
Tenet Healthcare
4.25% 6/1/29	2,680,000	2,586,115
6.125% 10/1/28	1,240,000	1,250,887
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	198,554
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	265,000	$ 276,409

United Rentals North America 3.875% 2/15/31	594,000	553,051
UnitedHealth Group
3.70% 5/15/27	600,000	597,317
4.90% 4/15/31	4,000,000	4,139,251
5.375% 4/15/54	2,755,000	2,866,124
5.50% 7/15/44	1,500,000	1,588,388
		70,729,092
Energy — 3.10%
3R Lux 144A 9.75% 2/5/31 #	300,000	316,352
Adnoc Murban Rsc 144A 4.25% 9/11/29 #	3,600,000	3,594,938
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,728,764
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,306,185
4.812% 2/13/33	1,305,000	1,322,974
5.227% 11/17/34	995,000	1,036,330

Canacol Energy 144A 5.75% 11/24/28 #	500,000	264,893
Cheniere Energy Partners
4.50% 10/1/29	4,950,000	4,885,409
144A 5.75% 8/15/34 #	751,000	782,951
Diamondback Energy
5.20% 4/18/27	670,000	683,957
5.40% 4/18/34	2,844,000	2,904,581
5.75% 4/18/54	4,948,000	4,989,473

EIG Pearl Holdings 144A 4.387% 11/30/46 #	245,000	202,328
Enbridge
5.25% 4/5/27	1,325,000	1,356,904
5.70% 3/8/33	5,000,000	5,272,108
5.75% 7/15/80 μ	585,000	575,036

Energean Israel Finance 144A 4.875% 3/30/26 #	140,000	133,722
Energy Transfer
4.95% 5/15/28	700,000	710,704
5.50% 6/1/27	3,200,000	3,282,418
5.95% 5/15/54	1,095,000	1,121,560
6.10% 12/1/28	2,655,000	2,825,886
6.25% 4/15/49	4,420,000	4,650,575
6.50% 11/15/26 μ, ψ	3,380,000	3,380,364
Eni
144A 5.50% 5/15/34 #	1,055,000	1,093,326

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Eni
144A 5.95% 5/15/54 #	1,120,000	$ 1,154,284
Enterprise Products Operating
3.30% 2/15/53	3,560,000	2,547,446
4.95% 2/15/35	930,000	944,811
5.35% 1/31/33	2,695,000	2,829,646
5.55% 2/16/55	895,000	925,227

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	452,960	402,106
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	210,000	217,541
144A 6.51% 2/23/42 #	450,000	484,633
Hilcorp Energy I
144A 6.00% 2/1/31 #	710,000	691,871
144A 6.25% 4/15/32 #	675,000	657,570
Kinder Morgan
5.00% 2/1/29	525,000	536,444
5.20% 6/1/33	225,000	227,866
Kosmos Energy
144A 7.75% 5/1/27 #	205,000	202,796
144A 8.75% 10/1/31 #	350,000	345,262

Medco Maple Tree 144A 8.96% 4/27/29 #	325,000	343,889
Murphy Oil 5.875% 12/1/27	1,180,000	1,195,303
NuStar Logistics
5.625% 4/28/27	140,000	140,747
6.375% 10/1/30	1,433,000	1,487,909
Occidental Petroleum
5.375% 1/1/32	775,000	786,283
5.55% 10/1/34	540,000	548,610
6.05% 10/1/54	520,000	528,357
6.125% 1/1/31	2,042,000	2,156,185
ONEOK
4.35% 3/15/29	1,500,000	1,492,637
5.65% 11/1/28	700,000	731,975

Pertamina Persero 144A 3.65% 7/30/29 #	197,000	189,840
Pluspetrol Camisea 144A 6.24% 7/3/36 #	420,000	450,340
Puma International Financing 144A 7.75% 4/25/29 #	282,000	290,249
Raizen Fuels Finance
144A 5.70% 1/17/35 #	320,000	320,560
144A 6.95% 3/5/54 #	330,000	352,427

Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,545,710
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Saudi Arabian Oil 144A 5.75% 7/17/54 #	200,000	$ 202,906
SierraCol Energy Andina 144A 6.00% 6/15/28 #	325,000	299,041
Southern Gas Corridor CJSC 6.875% 3/24/26 ■	200,000	204,840
Targa Resources 4.20% 2/1/33	300,000	284,250
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,526,435
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,748,242
Thaioil Treasury Center 144A 2.50% 6/18/30 #	210,000	186,174
TMS Issuer 144A 5.78% 8/23/32 #	200,000	210,405
TotalEnergies Capital 5.488% 4/5/54	1,165,000	1,204,845
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	295,000	307,790
Woodside Finance 144A 3.70% 9/15/26 #	400,000	393,168
		85,718,358
Finance Companies — 2.05%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #	1,500,000	1,594,455
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	498,611
2.45% 10/29/26	1,445,000	1,388,160
3.00% 10/29/28	4,503,000	4,255,105
3.50% 1/15/25	300,000	298,579
4.45% 10/1/25	1,200,000	1,197,043
4.45% 4/3/26	150,000	149,675
4.95% 9/10/34	1,565,000	1,557,163
5.10% 1/19/29	1,000,000	1,022,481
6.50% 7/15/25	1,350,000	1,364,066
Air Lease
2.875% 1/15/26	2,050,000	2,008,616
3.00% 2/1/30	6,050,000	5,579,530
4.125% 12/15/26 μ, ψ	715,000	672,800
4.625% 10/1/28	1,884,000	1,891,484
5.10% 3/1/29	1,363,000	1,396,589

American Express 5.284% 7/26/35 μ	1,700,000	1,770,728
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	1,225,000	1,262,536

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 3.50% 11/1/27 #		3,905,000	$ 3,768,649
144A 5.375% 7/15/29 #		1,400,000	1,430,813

Avolon Holdings Funding 144A 2.528% 11/18/27 #		116,000	108,353
Blue Owl Credit Income 144A 5.80% 3/15/30 #		3,125,000	3,096,250
BOC Aviation USA 144A 5.25% 1/14/30 #		500,000	516,567
Brookfield Capital Finance 6.087% 6/14/33		3,800,000	4,115,076
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,972,709
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,581,845
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	421,943
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero PIK, 144A 11.00% 9/12/31 #, «		270,000	274,792
GE Capital UK Funding Unlimited 5.875% 1/18/33 ■	GBP	300,000	417,983
Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	1,798,487
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	3,721,529
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		215,000	224,924
Owl Rock Capital 2.875% 6/11/28		500,000	458,293
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.50% 10/1/53 ■	DKK	1	0
2.00% 10/1/53 ■	DKK	1	0

Sirius Real Estate 1.125% 6/22/26 ■	EUR	2,400,000	2,566,854
XP 144A 6.75% 7/2/29 #		250,000	256,633
			56,639,321
Industrials — 0.57%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #		245,000	256,792
Amphenol
2.20% 9/15/31		710,000	613,949
5.05% 4/5/27		705,000	721,845
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)
Amphenol
5.25% 4/5/34		825,000	$ 862,259
Boeing
144A 6.259% 5/1/27 #		500,000	516,558
144A 6.298% 5/1/29 #		700,000	736,704
144A 6.388% 5/1/31 #		600,000	638,239
144A 6.528% 5/1/34 #		500,000	536,821
144A 6.858% 5/1/54 #		5,465,000	6,002,406
144A 7.008% 5/1/64 #		400,000	441,026

Cemex 144A 9.125% 3/14/28 #, μ, ψ		220,000	240,113
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	1,100,000	1,026,933
0.625% 4/6/30 ■	EUR	1,000,000	973,981

HTA Group 144A 7.50% 6/4/29 #		365,000	372,300
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		1,290,000	1,334,412
MV24 Capital 144A 6.748% 6/1/34 #		315,320	308,552
West China Cement 4.95% 7/8/26 ■		260,000	200,785
			15,783,675
Insurance — 0.54%
AIA Group
144A 3.375% 4/7/30 #		200,000	190,233
144A 3.90% 4/6/28 #		1,000,000	987,308
144A 5.375% 4/5/34 #		310,000	320,178

Aon 2.90% 8/23/51		4,930,000	3,279,564
Aon North America
5.30% 3/1/31		1,040,000	1,085,519
5.75% 3/1/54		375,000	397,575

Athene Global Funding 4.542% (EUR003M + 1.00%) 2/23/27 ■, •	EUR	2,500,000	2,790,570
Athene Holding
3.45% 5/15/52		2,510,000	1,723,605
3.95% 5/25/51		1,120,000	862,114

Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	999,453
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #		2,190,000	2,344,997
			14,981,116
Real Estate Investment Trusts — 1.09%
American Tower
2.30% 9/15/31		5,975,000	5,144,240

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
American Tower
3.65% 3/15/27		300,000	$ 295,484
3.95% 3/15/29		2,150,000	2,108,333
5.20% 2/15/29		600,000	619,893
5.45% 2/15/34		885,000	925,626

CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		380,000	315,018
Cromwell Ereit Lux Finco 2.125% 11/19/25 ■	EUR	600,000	653,399
Crown Castle 2.25% 1/15/31		5,000,000	4,337,739
EPR Properties 4.50% 6/1/27		1,700,000	1,675,653
Extra Space Storage 5.40% 2/1/34		2,340,000	2,418,321
GLP Capital 4.00% 1/15/30		2,600,000	2,484,789
Iron Mountain 144A 5.25% 7/15/30 #		661,000	653,203
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	2,030,737
Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,480,127
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #, >>		482,710	59,426
PIK, 144A 6.25% 9/30/27 #, >>		281,821	31,076

Trust Fibra Uno 144A 7.375% 2/13/34 #		260,000	267,999
VICI Properties
4.75% 2/15/28		100,000	100,467
4.95% 2/15/30		2,440,000	2,456,468
144A 5.75% 2/1/27 #		145,000	147,618
			30,205,616
Technology — 1.17%
Amentum Escrow 144A 7.25% 8/1/32 #		1,350,000	1,410,140
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,386,056
144A 3.419% 4/15/33 #		1,600,000	1,454,290
144A 3.469% 4/15/34 #		6,362,000	5,731,453
144A 4.926% 5/15/37 #		115,000	114,954
5.05% 7/12/29		1,240,000	1,277,789
5.15% 11/15/31		775,000	804,594

CDW 3.276% 12/1/28		4,143,000	3,926,881
Entegris 144A 4.75% 4/15/29 #		1,230,000	1,213,211
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Fiserv 3.50% 7/1/29	3,500,000	$ 3,382,717
NXP 3.875% 6/18/26	3,250,000	3,224,129
Oracle
3.60% 4/1/50	1,952,000	1,487,352
4.20% 9/27/29	890,000	888,794
4.65% 5/6/30	455,000	464,200
5.375% 9/27/54	885,000	885,115

Roper Technologies 4.90% 10/15/34	1,170,000	1,178,652
TD SYNNEX
2.375% 8/9/28	800,000	737,914
2.65% 8/9/31	1,200,000	1,028,984

TSMC Arizona 2.50% 10/25/31	590,000	522,702
TSMC Global 144A 2.25% 4/23/31 #	245,000	215,585
		32,335,512
Transportation — 0.52%
Air Canada 144A 3.875% 8/15/26 #	300,000	292,377
American Airlines 144A 5.50% 4/20/26 #	291,667	291,074
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	989,868	939,946
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	433,587	418,057
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	841,853	793,623
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	151,171	140,626
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	89,275	77,790
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	869,502	840,957
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	238,139	223,050
Delta Air Lines 7.375% 1/15/26	900,000	926,618
Mileage Plus Holdings 144A 6.50% 6/20/27 #	385,000	390,076

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	$ 994,964
144A 4.45% 1/29/26 #	2,100,000	2,096,432
United Airlines
144A 4.375% 4/15/26 #	1,370,000	1,349,092
144A 4.625% 4/15/29 #	3,486,000	3,370,680

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	955,597	975,111
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	255,358	254,315
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	34,835	34,388
		14,409,176
Utilities — 3.15%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	245,000	221,316
AEP Texas 5.40% 6/1/33	2,805,000	2,883,134
AES Andes 144A 8.15% 6/10/55 #, μ	315,000	325,802
Alfa Desarrollo 144A 4.55% 9/27/51 #	297,312	235,096
Appalachian Power 4.50% 8/1/32	2,045,000	2,018,745
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,970,825
Boston Gas 144A 3.757% 3/16/32 #	500,000	456,090
Calpine
144A 4.50% 2/15/28 #	308,000	300,939
144A 5.00% 2/1/31 #	1,050,000	1,017,549
144A 5.125% 3/15/28 #	309,000	304,928

Centrais Eletricas Brasileiras 144A 6.50% 1/11/35 #	420,000	421,995
Constellation Energy Generation 5.75% 3/15/54	1,595,000	1,689,127
Dominion Energy 6.875% 2/1/55 μ	1,295,000	1,375,712
DTE Energy 5.10% 3/1/29	1,415,000	1,457,657
Duke Energy 6.45% 9/1/54 μ	775,000	806,620
Duke Energy Carolinas 4.95% 1/15/33	4,950,000	5,105,532
Duke Energy Indiana 3.25% 10/1/49	1,265,000	925,980
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Engie
144A 5.25% 4/10/29 #	970,000	$ 1,004,189
144A 5.625% 4/10/34 #	915,000	961,982

Engie Energia Chile 144A 6.375% 4/17/34 #	380,000	405,180
Entergy Arkansas 4.20% 4/1/49	870,000	748,069
Entergy Louisiana 4.95% 1/15/45	235,000	225,320
Entergy Texas 3.55% 9/30/49	700,000	532,903
Exelon 5.45% 3/15/34	645,000	676,897
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	540,000	564,003
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	275,000	281,325
Georgia Power 4.70% 5/15/32	3,200,000	3,261,828
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	300,000	232,515
JSW Hydro Energy 144A 4.125% 5/18/31 #	250,800	229,232
Minejesa Capital 144A 5.625% 8/10/37 #	200,000	192,543
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	421,640	409,479
Nevada Power 5.90% 5/1/53	1,670,000	1,819,450
NextEra Energy Capital Holdings
1.90% 6/15/28	4,500,000	4,150,725
5.55% 3/15/54	2,695,000	2,818,236
5.749% 9/1/25	3,395,000	3,430,323

Niagara Energy 144A 5.746% 10/3/34 #	435,000	437,776
Oglethorpe Power
3.75% 8/1/50	1,620,000	1,249,580
6.20% 12/1/53	355,000	388,987
Pacific Gas & Electric
2.10% 8/1/27	1,400,000	1,312,307
3.00% 6/15/28	800,000	760,947
3.30% 3/15/27	700,000	681,143
3.30% 8/1/40	7,168,000	5,571,075
3.50% 6/15/25	400,000	395,647
3.50% 8/1/50	1,100,000	797,336
4.20% 3/1/29	3,200,000	3,150,756
4.40% 3/1/32	1,300,000	1,266,407

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Pacific Gas & Electric
4.50% 7/1/40	1,100,000	$ 993,228
PacifiCorp
5.10% 2/15/29	360,000	372,099
5.45% 2/15/34	610,000	634,247
5.80% 1/15/55	560,000	588,058

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	520,000	534,043
PG&E 5.25% 7/1/30	1,110,000	1,103,370
Sempra
4.875% 10/15/25 μ, ψ	575,000	570,266
6.40% 10/1/54 μ	2,691,000	2,702,792

Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	370,000	368,679
Southern California Edison
4.00% 4/1/47	880,000	736,249
5.20% 6/1/34	1,340,000	1,389,793

Southern California Gas 2.95% 4/15/27	2,600,000	2,531,263
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	254,475	260,039
System Energy Resources 2.14% 12/9/25	800,000	775,487
Virginia Electric and Power 5.00% 4/1/33	4,000,000	4,099,716
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,500,000	1,532,481
Vistra Operations
144A 6.00% 4/15/34 #	595,000	636,324
144A 6.95% 10/15/33 #	6,060,000	6,836,928
		87,138,269
Total Corporate Bonds (cost $909,043,788)		901,872,123

Government Agency Obligations — 0.38%
Bapco Energies 7.50% 10/25/27 ■	200,000	209,877
CIMB Bank 144A 2.125% 7/20/27 #	275,000	260,309
Consorcio Transmantaro 144A 5.20% 4/11/38 #	280,000	273,837
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	225,000	168,079
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Corp Nacional del Cobre de Chile
144A 4.25% 7/17/42 #	200,000	$ 168,768

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	202,369
Ecopetrol
5.875% 11/2/51	220,000	160,066
8.375% 1/19/36	250,000	255,781

Emirates NBD Bank PJSC 2.625% 2/18/25 ■	295,000	292,085
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	325,000	320,266
Freeport Indonesia 144A 5.315% 4/14/32 #	435,000	442,550
Gaci First Investment 4.875% 2/14/35 ■	264,000	260,505
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	181,412
Huarong Finance 2017 4.75% 4/27/27 ■	295,000	287,994
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000	435,568
KazMunayGas National 144A 5.375% 4/24/30 #	200,000	202,003
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	309,724
OCP
144A 3.75% 6/23/31 #	200,000	179,934
144A 5.125% 6/23/51 #	415,000	338,715
144A 7.50% 5/2/54 #	415,000	452,420

Oryx Funding 144A 5.80% 2/3/31 #	250,000	254,972
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	297,543
144A 5.25% 5/15/47 #	185,000	175,320
Petroleos Mexicanos
5.95% 1/28/31	600,000	519,683
6.70% 2/16/32	76,000	68,187
6.75% 9/21/47	390,000	279,696
7.69% 1/23/50	505,000	394,875
10.00% 2/7/33	100,000	106,046
Petronas Capital
144A 2.48% 1/28/32 #	200,000	174,418
144A 3.50% 4/21/30 #	440,000	422,261

PTTEP Treasury Center 144A 2.587% 6/10/27 #	400,000	382,050

	Principal amount°	Value (US $)

Government Agency Obligations (continued)

QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	$ 420,068
QNB Finance 2.625% 5/12/25 ■	255,000	251,277
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	147,507
144A 4.25% 4/16/39 #	200,000	182,537

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	217,099	185,168
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	310,000	318,285
YPF 144A 9.50% 1/17/31 #	415,000	438,372
Total Government Agency Obligations (cost $10,786,282)		10,420,527

Municipal Bonds — 0.68%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	2,048,475
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,698,022	1,942,469
(Retiree Health Care) Series B 6.899% 12/1/40	1,698,032	1,938,253
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,245,925	5,114,777
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,576,835
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,685,000	1,930,201
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,628,446
	Principal amount°	Value (US $)

Municipal Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	$ 732,837
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	715,000	741,898
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	239,638
Series A 2.351% 6/1/28	300,000	279,834
Series A 2.551% 6/1/29	300,000	276,357
Series A 2.951% 6/1/31	500,000	450,305
Total Municipal Bonds (cost $19,220,947)		18,900,325

Non-Agency Asset-Backed Securities — 4.05%
ABFC Trust Series 2006-HE1 A2D 5.409% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	229,065	128,852
Argent Securities Trust
Series 2006-M1 A2C 5.269% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,048,554	282,827
Series 2006-W4 A2C 5.289% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	548,883	132,513

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 5.974% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	322,932	314,543
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 5.154% 10/25/36 •	90,897	39,539

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Carvana Auto Receivables Trust
Series 2024-N2 A2 144A 5.90% 8/10/27 #	300,000	$ 301,489
Series 2024-P2 A3 5.33% 7/10/29	4,000,000	4,087,584

Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	109	111
Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	2,900,000	2,976,501
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	2,994,411	3,029,524
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 6.469% (TSFR01M + 1.61%, Floor 1.50%) 10/25/37 #, •	3,032,482	3,082,295
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.564% 11/25/36 ~	56,743	56,310
Citizens Auto Receivables Trust
Series 2023-1 A3 144A 5.84% 1/18/28 #	7,800,000	7,913,766
Series 2024-1 A2A 144A 5.43% 10/15/26 #	1,997,544	2,002,182
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 5.369% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	23,936	23,343
Series 2006-1 AF6 4.483% 7/25/36 •	18,159	17,891
Series 2006-11 1AF6 6.15% 9/25/46 •	20,596	19,354
Series 2006-17 2A2 5.269% (TSFR01M + 0.41%, Floor 0.30%) 3/25/47 •	412,299	405,364
Series 2006-26 2A4 5.189% (TSFR01M + 0.33%, Floor 0.22%) 6/25/37 •	728,148	711,618
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust
Series 2007-6 2A4 5.279% (TSFR01M + 0.42%, Floor 0.31%) 9/25/37 •	935,047	$ 798,902

CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 6.919% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,864,943
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	5,000,000	4,864,491
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,525,543
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,373,173
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,630,022
EquiFirst Mortgage Loan Trust Series 2004-2 M7 7.969% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	598,197
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 5.289% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	496,259	483,847
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	4,500,000	4,597,447
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	6,500,000	6,658,953
Fremont Home Loan Trust Series 2004-B M1 5.839% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,756,100	1,705,387
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	1,350,000	1,406,132

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

GE-WMC Mortgage Securities Trust Series 2006-1 A2B 5.269% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,573,359	$ 665,586
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #	500,000	507,926
GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2A 5.33% 3/16/27	4,000,000	4,015,296
Golden Credit Card Trust Series 2022-4A A 144A 4.31% 9/15/27 #	2,000,000	1,996,655
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	3,505,206	3,519,852
GSAMP Trust
Series 2006-FM3 A2D 5.199% (TSFR01M + 0.34%, Floor 0.23%) 11/25/36 •	728,886	352,697
Series 2007-SEA1 A 144A 5.269% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	342,180	337,750

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 5.209% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	976,409	666,083
HSI Asset Securitization Trust Series 2006-HE1 2A1 5.069% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	20,735	7,175
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	121,802	120,117
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 5.209% (TSFR01M + 0.35%, Floor 0.24%) 8/25/36 •	40,394	40,088
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 5.569% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,270,798	$ 1,934,745
Series 2006-7 1A 5.279% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,074,122	1,072,832
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 5.119% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,404,698	1,923,789
Series 2007-HE5 A2D 5.309% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,566,711	1,097,855

New Century Home Equity Loan Trust Series 2005-1 M2 5.689% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	233,599	233,002
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	8,153,798
Option One Mortgage Loan Trust
Series 2005-1 M1 5.749% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	715,895	678,646
Series 2007-4 2A4 5.279% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,430,645	2,554,938

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	3,800,000	3,824,662
RAAC Trust Series 2005-SP2 2A 5.569% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •	137,599	117,561

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	54,557	$ 53,621
Structured Asset Investment Loan Trust Series 2003-BC2 M1 6.349% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,777	15,871
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 5.239% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	836,958	791,520
Series 2006-BC2 A1 5.124% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,719,065	1,677,266
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	565,747
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	72,240	70,912
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	4,067,937	3,905,689

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	5,500,000	5,623,679
United Auto Credit Securitization Trust Series 2024-1 A 144A 6.17% 8/10/26 #	1,112,502	1,115,002
World Omni Auto Receivables Trust Series 2024-B A2B 5.772% (SOFR + 0.43%, Floor 0.43%) 9/15/27 •	1,500,000	1,500,591
Total Non-Agency Asset-Backed Securities (cost $117,872,711)		112,173,594

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 2.73%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	799,605	$ 383,986
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	1,267,740	1,285,608
ARM Trust
Series 2005-10 3A31 4.178% 1/25/36 •	18,859	17,237
Series 2006-2 1A4 4.792% 5/25/36 •	257,835	225,849
Banc of America Funding Trust
Series 2005-E 7A1 6.553% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	60,498	47,585
Series 2006-I 1A1 6.645% 12/20/36 •	60,996	60,268

Banc of America Mortgage Trust Series 2003-D 2A1 6.87% 5/25/33 •	382	373
Bear Stearns ARM Trust Series 2003-5 2A1 5.379% 8/25/33 •	12,036	11,214
Chase Home Lending Mortgage Trust
Series 2024-7 A11 144A 6.58% (SOFR + 1.30%, Cap 8.00%) 6/25/55 #, •	3,837,470	3,822,964
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,725,020	1,568,964
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	3,254,302	2,951,136

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.682% 12/25/35 •	30,337	26,782
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	650,883	291,397

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Citigroup Mortgage Loan Trust Series 2024-1 A11 144A 6.63% (SOFR + 1.35%, Cap 8.00%) 7/25/54 #, •	3,840,881	$ 3,841,498
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	2,814,753	2,871,270
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.18% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,517,970
Series 2022-R02 2M2 144A 8.28% (SOFR + 3.00%) 1/25/42 #, •	900,000	923,526
Series 2024-R04 1M1 144A 6.38% (SOFR + 1.10%) 5/25/44 #, •	4,474,431	4,474,422

Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	3,935,895	4,007,336
CSMC Mortgage-Backed Trust
Series 2007-1 5A14 6.00% 2/25/37	136,116	73,403
Series 2007-3 4A12 1.781% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	60,947	8,155
Series 2007-3 4A15 5.50% 4/25/37	27,062	22,108
Series 2007-3 4A6 5.219% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	60,947	45,899

CSMC Trust Series 2005-1R 2A5 144A 5.75% 12/26/35 #	482,633	299,957
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	724,984	650,135
GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~	3,918,460	3,974,822
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	12,860	11,348
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	1,843,862	$ 1,656,795
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,047,226	1,723,001

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.42% 3/25/47 •	340,730	210,512
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 5.329% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,663,813	1,376,559
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.592% 10/25/36 •	141,229	114,712
Series 2006-A7 2A2 4.445% 1/25/37 •	25,515	19,532
Series 2007-A1 6A1 5.565% 7/25/35 •	21,799	21,132
Series 2014-2 B1 144A 3.415% 6/25/29 #, •	21,186	20,176
Series 2014-2 B2 144A 3.415% 6/25/29 #, •	21,186	20,100
Series 2015-4 B1 144A 3.53% 6/25/45 #, •	388,449	363,775
Series 2015-4 B2 144A 3.53% 6/25/45 #, •	166,023	154,882
Series 2016-4 B1 144A 3.796% 10/25/46 #, •	149,024	141,090
Series 2016-4 B2 144A 3.796% 10/25/46 #, •	272,331	256,845
Series 2017-1 B3 144A 3.448% 1/25/47 #, •	748,059	676,174
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	44,182	40,656
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	123,921	113,376
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	401,049	352,888
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	648,251	550,107
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	1,364,273	1,149,880
Series 2021-13 B1 144A 3.139% 4/25/52 #, •	1,863,872	1,571,219

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-5 B2 144A 6.854% 5/25/45 #, •		180,395	$ 185,829
Series 2015-6 B1 144A 3.504% 10/25/45 #, •		142,464	136,368
Series 2015-6 B2 144A 3.504% 10/25/45 #, •		138,613	132,509

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,141,750	329,789
Ludgate Funding
Series 2006-1X A2A 5.289% (SONIA + 0.309%) 12/1/60 ■, •	GBP	717,520	938,871
Series 2008-W1X A1 5.70% (SONIA + 0.72%) 1/1/61 ■, •	GBP	309,908	409,553

Mansard Mortgages Series 2007-1X A2 5.346% (SONIA + 0.299%) 4/15/47 ■, •	GBP	339,745	447,381
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		880	903
Series 2004-5 6A1 7.00% 6/25/34		11,484	11,831

MASTR ARM Trust Series 2004-4 4A1 6.17% 5/25/34 •		20,994	20,289
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 6.266% 2/25/34 •		1,337	1,273
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		658,963	553,141
Series 2021-1 A2 144A 2.50% 3/25/51 #, •		599,394	505,740
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		664,178	560,003
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		95,606	92,713
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		2,176,542	2,092,880

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~		3,020,980	$ 3,073,018
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~		875,046	888,895
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~		3,029,249	2,973,643
Radnor Re Series 2024-1 M1B 144A 8.496% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •		233,000	234,262
RALI Series Trust
Series 2007-QA5 2A1 6.226% 9/25/37 •		1,843,066	1,269,717
Series 2007-QH8 A 6.036% 10/25/37 •		1,005,486	853,769
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •		640,695	540,011
Series 2021-6 A1 144A 2.50% 12/25/51 #, •		1,402,443	1,177,599

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 5.309% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		323,052	299,639
Sequoia Mortgage Trust
Series 2004-5 A3 6.257% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •		44,252	40,868
Series 2007-1 4A1 3.912% 9/20/46 •		187,166	131,602
Series 2015-1 B2 144A 3.93% 1/25/45 #, •		95,593	92,387
Series 2017-5 B2 144A 3.787% 8/25/47 #, •		2,533,543	2,379,574
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		525,132	442,986

Stratton Mortgage Funding Series 2024-2A A 144A 5.881% (SONIA + 0.90%) 6/28/50 #, •	GBP	897,352	1,202,316

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured ARM Loan Trust Series 2006-1 7A4 3.942% 2/25/36 •	29,796	$ 25,429
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 5.579% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •	48,001	47,219
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~	4,925,228	5,050,474
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~	3,717,967	3,786,719
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.81% 12/25/35 ♦, •	129,977	118,470
Series 2007-HY1 3A3 4.168% 2/25/37 ♦, •	94,859	80,714
Series 2007-HY7 4A1 5.064% 7/25/37 ♦, •	200,225	178,291
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 7.101% 8/25/36 •	84,026	75,906
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	119,599	105,576
Total Non-Agency Collateralized Mortgage Obligations (cost $80,639,230)		75,436,780

Non-Agency Commercial Mortgage-Backed Securities — 4.33%
AG Trust Series 2024-NLP A 144A 7.112% (TSFR01M + 2.02%, Floor 2.02%) 7/15/41 #, •	4,000,000	4,000,000
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	578,564
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,087,284
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,313,675
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,925,625
Series 2022-BNK39 B 3.347% 2/15/55 •	1,353,000	1,162,620
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2022-BNK39 C 3.378% 2/15/55 •	797,000	$ 641,034
Series 2022-BNK40 B 3.506% 3/15/64 •	1,800,000	1,556,612
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,012,145
Series 2020-B20 A5 2.034% 10/15/53	5,250,000	4,418,508
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,116,370
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,617,936
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,906,669
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	5,224,457
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,466,461
Series 2022-B32 C 3.571% 1/15/55 •	2,200,000	1,725,307
Series 2022-B33 B 3.735% 3/15/55 •	900,000	761,776
Series 2022-B33 C 3.735% 3/15/55 •	900,000	735,552
Series 2022-B35 A5 4.592% 5/15/55 •	2,000,000	1,932,468

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	553,615
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,214,773
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,639,913
Series 2019-CF3 A4 3.006% 1/15/53	800,000	729,361
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	410,430
Series 2019-CD8 A4 2.912% 8/15/57	4,575,000	4,176,928

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	3,031,401

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	108,559	$ 108,398
Series 2015-GC27 A5 3.137% 2/10/48	752,227	749,380
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,273,686
Series 2017-C4 A4 3.471% 10/12/50	635,000	615,422
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,184,342
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	568,776
Series 2015-CR23 A4 3.497% 5/10/48	780,000	772,566
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,297,495
Series 2018-HCLV A 144A 6.393% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,686,283

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	877,256
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,237,772
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,862,485
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,176,907
Series 2019-GC42 A4 3.00% 9/10/52	5,000,000	4,633,457
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,302,952

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	2,133,106
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	7,482,198	7,379,903
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,585,398
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	$ 1,015,944
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,301,349
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	297,767
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,172,511
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	945,148
Series 2015-C27 ASB 3.557% 12/15/47	296,563	294,940
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,417,522
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,219,000
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	936,598
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,858,630

VMC Finance Series 2021-FL4 A 144A 6.229% (TSFR01M + 1.21%, Floor 1.21%) 6/16/36 #, •	112,433	112,298
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	273,521
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	503,182
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,167,745
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	1,992,507
Total Non-Agency Commercial Mortgage-Backed Securities (cost $130,357,518)		119,893,730

	Principal amount°	Value (US $)

Loan Agreements — 2.08%
Basic Industry — 0.03%
A-Ap Buyer 7.854% (SOFR03M + 3.25%) 9/9/31 •	920,000	$ 925,750
		925,750
Capital Goods — 0.10%
Berry Global Tranche AA 7.316% (SOFR03M + 2.01%) 7/1/29 •	549,489	551,795
Standard Industries 6.920% (SOFR01M + 2.00%) 9/22/28 •	687,321	689,813
SunSource Borrower 8.946% (SOFR01M + 4.10%) 3/25/31 •	1,527,325	1,519,051
		2,760,659
Communications — 0.27%
Charter Communications Operating
Tranche B2 7.082% (SOFR03M + 1.75%) 2/1/27 •	466,440	466,412
Tranche B-4 7.332% (SOFR03M + 2.00%) 12/7/30 •	1,836,125	1,823,190

Connect US Finco 9.345% (SOFR01M + 4.50%) 9/27/29 •	623,101	586,688
Frontier Communications Tranche B 8.763% (SOFR06M + 3.50%) 7/1/31 •	1,992,918	2,012,847
Midcontinent Communications 7.597% (SOFR01M + 2.50%) 8/16/31 •	1,225,000	1,232,656
Viasat 9.345% (SOFR01M + 4.50%) 3/2/29 •	1,344,902	1,234,788
Virgin Media Bristol Tranche Y 8.656% (SOFR06M + 3.35%) 3/31/31 •	215,000	205,795
		7,562,376
Consumer Cyclical — 0.61%
Flutter Entertainment Tranche B 6.604% (SOFR03M + 2.00%) 11/29/30 •	1,533,412	1,536,671
Hilton Worldwide Finance Tranche B-4 6.605% (SOFR01M + 1.75%) 11/8/30 •	1,088,891	1,089,163
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical (continued)
IRB Holding Tranche B 7.695% (SOFR01M + 2.85%) 12/15/27 •	3,489,202	$ 3,489,129
Light and Wonder International Tranche B-2 7.333% (SOFR01M + 2.25%) 4/14/29 •	1,869,632	1,866,906
Marriott Ownership Resorts TBD 4/1/31 X	1,900,000	1,898,417
Peer Holding III Tranche B-5 3.046% (SOFR03M + 3.00%) 7/1/31 •	3,345,000	3,359,634
Staples 10.688% (SOFR03M + 5.75%) 9/4/29 •	1,530,000	1,394,213
White Cap Buyer Tranche C 8.095% (SOFR01M + 3.25%) 10/19/29 •	2,300,000	2,284,710
		16,918,843
Consumer Non-Cyclical — 0.20%
Concentra Health Services Tranche B 7.095% (SOFR01M + 2.25%) 7/26/31 •	1,540,000	1,539,037
DaVita Tranche B-1 6.845% (SOFR01M + 2.00%) 5/9/31 •	2,345,000	2,346,100
TransUnion Intermediate Holdings Tranche B-8 6.595% (SOFR01M + 1.75%) 6/5/31 •	1,481,288	1,480,670
		5,365,807
Finance Companies — 0.09%
Dragon Buyer TBD 1/1/40 X	1,390,000	1,385,135
June Purchaser TBD 9/11/31 X	1,182,857	1,179,715
		2,564,850
Industrials — 0.11%
Alliance Laundry Systems Tranche B 8.345% (SOFR01M + 3.50%) 8/9/31 •	1,125,000	1,128,616
Indicor Tranche C 7.854% (SOFR03M + 3.25%) 11/22/29 •	1,970,100	1,975,640
		3,104,256

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Insurance — 0.13%
Ardonagh Group Finco Tranche B 8.354% - 8.535% (SOFR03M + 3.75%) 2/17/31 •	2,840,000	$ 2,846,214
USI 7.354% (SOFR03M + 2.75%) 9/27/30 •	697,968	696,950
		3,543,164
Real Estate Investment Trusts — 0.01%
June Purchaser TBD 9/11/31 X	197,143	196,619
		196,619
Technology — 0.43%
Amentum Holdings TBD 7/30/31 X	1,840,000	1,836,550
BMC Software 1st Lien TBD 7/30/31 X	2,980,000	2,976,141
Broadcom TBD 11/20/26 X	2,700,000	2,693,250
Entegris Tranche B 6.354% (SOFR03M + 1.75%) 7/6/29 •	671,666	674,017
Epicor Software Tranche E 8.095% (SOFR01M + 3.25%) 5/30/31 •	773,935	775,306
Informatica Tranche B 7.095% (SOFR01M + 2.25%) 10/27/28 •	619,125	618,996
Instructure Holdings TBD 9/11/31 X	1,010,000	1,003,477
UKG Tranche B 8.555% (SOFR03M + 3.25%) 2/10/31 •	1,299,591	1,301,153
		11,878,890
Transportation — 0.01%
Delta Air Lines 9.032% (SOFR03M + 3.75%) 10/20/27 •	199,306	203,251
		203,251
Utilities — 0.09%
Calpine
6.845% (SOFR01M + 2.00%) 12/16/27 •	181,177	181,248
6.845% (SOFR01M + 2.00%) 1/31/31 •	237,556	237,170

Lightning Power Tranche B 8.346% (SOFR03M + 3.25%) 8/18/31 •	1,570,000	1,575,125
		Principal amount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)

Vistra Operations 6.845% (SOFR01M + 2.00%) 12/20/30 •		500,504	$ 501,116
			2,494,659
Total Loan Agreements (cost $57,526,749)			57,519,124

Sovereign Bonds — 1.72%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	164,196
			164,196
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28 ■		200,000	190,291
144A 8.75% 4/14/32 #		200,000	179,796
			370,087
Argentina — 0.01%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		288,000	174,960
1.00% 7/9/29		31,833	20,882
4.125% 7/9/35 ~		461,150	222,505
			418,347
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	324,902
			324,902
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	198,798
			198,798
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	406,600
5.00% 7/15/32 ■		255,000	259,208
			665,808
Brazil — 0.31%
Brazil Letras do Tesouro Nacional
10.327% 1/1/25 ^	BRL	22,200,000	3,970,595
10.404% 4/1/25 ^	BRL	17,000,000	2,958,464

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Brazil (continued)
Brazilian Government International Bonds
4.75% 1/14/50		233,000	$ 178,838
6.00% 10/20/33		200,000	203,131
7.125% 5/13/54		1,200,000	1,244,540
			8,555,568
Canada — 0.45%
Province of Ontario Canada
3.65% 6/2/33	CAD	4,200,000	3,139,667
4.15% 6/2/34	CAD	2,000,000	1,541,735
Province of Quebec Canada
3.60% 9/1/33	CAD	8,400,000	6,243,061
4.45% 9/1/34	CAD	2,100,000	1,654,100
			12,578,563
Chile — 0.01%
Chile Government International Bonds
3.10% 5/7/41		323,000	252,961
3.50% 1/25/50		200,000	154,291
			407,252
Colombia — 0.02%
Colombia Government International Bonds
5.00% 6/15/45		200,000	148,035
5.20% 5/15/49		200,000	148,564
8.75% 11/14/53		200,000	219,842
			516,441
Dominican Republic — 0.02%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		500,000	476,873
5.30% 1/21/41 ■		231,000	213,033
			689,906
Ecuador — 0.01%
Ecuador Government International Bonds
144A 5.00% 7/31/40 #, ~		278,501	144,630
144A 6.61% 7/31/30 #, ^		35,471	19,869
144A 6.90% 7/31/30 #, ~		125,307	91,456
			255,955
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Egypt — 0.02%
Egypt Government International Bonds
5.80% 9/30/27 ■	211,000	$ 199,795
144A 8.70% 3/1/49 #	359,000	294,559
		494,354
El Salvador — 0.01%
El Salvador Government International Bonds
144A 0.25% 4/17/30 #	150,000	3,466
6.375% 1/18/27 ■	119,000	114,378
144A 9.25% 4/17/30 #	150,000	149,477
		267,321
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #	200,000	189,635
		189,635
Ghana — 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #	230,000	121,527
		121,527
Guatemala — 0.01%
Guatemala Government Bond 144A 6.55% 2/6/37 #	400,000	415,520
		415,520
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	225,288
		225,288
Indonesia — 0.01%
Indonesia Government International Bond 5.45% 9/20/52	200,000	212,205
		212,205
Israel — 0.05%
Israel Government International Bond 5.375% 3/12/29	1,400,000	1,423,784
		1,423,784
Italy — 0.25%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #	6,600,000	6,933,986
		6,933,986

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.01%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	200,000	$ 188,849
		188,849
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #	200,000	197,743
		197,743
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #	207,000	245,882
		245,882
Mexico — 0.02%
Mexico Government International Bonds
4.875% 5/19/33	395,000	379,298
6.338% 5/4/53	200,000	199,346
		578,644
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33 ■	320,000	272,659
144A 7.875% 2/16/32 #	337,000	303,999
		576,658
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #	343,000	372,215
		372,215
Panama — 0.01%
Panama Bonos del Tesoro 3.362% 6/30/31	200,000	164,572
		164,572
Paraguay — 0.01%
Paraguay Government International Bond 144A 5.40% 3/30/50 #	403,000	376,935
		376,935
Peru — 0.01%
Peruvian Government International Bond 2.844% 6/20/30	312,000	285,324
		285,324
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Poland — 0.02%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		250,000	$ 257,102
144A 5.75% 7/9/34 #		200,000	210,046

Republic of Poland Government International Bond 5.50% 4/4/53		203,000	208,211
			675,359
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		411,000	382,364
			382,364
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	164,495
			164,495
Romania — 0.08%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,713,729
144A 2.625% 12/2/40 #	EUR	123,000	91,872
144A 3.375% 1/28/50 #	EUR	109,000	82,757
7.125% 1/17/33 ■		176,000	192,804
			2,081,162
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46 ■		200,000	176,597
			176,597
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	198,964
144A 3.125% 5/15/27 #	EUR	100,000	109,481
144A 6.00% 6/12/34 #		200,000	206,255
			514,700
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	3,112,536
5.65% 9/27/47		200,000	167,055
5.875% 6/22/30		268,000	270,851
			3,550,442

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Korea — 0.02%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	$ 209,705
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		260,000	266,122
			475,827
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		253,000	142,171
			142,171
Türkiye — 0.03%
Turkey Government International Bonds
7.625% 4/26/29		300,000	320,319
9.125% 7/13/30		200,000	228,639

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	351,114
			900,072
Ukraine — 0.01%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~		13,261	5,853
144A 0.00% 2/1/34 #, ~		49,556	16,834
144A 0.00% 2/1/35 #, ~		41,878	18,392
144A 0.00% 2/1/36 #, ~		34,899	15,142
144A 1.75% 2/1/34 #, ~		109,247	48,854
144A 1.75% 2/1/35 #, ~		84,970	37,174
144A 1.75% 2/1/36 #, ~		48,554	20,979
			163,228
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■		370,000	48,234
			48,234
Total Sovereign Bonds (cost $47,841,450)			47,690,916

Supranational Banks — 0.03%
African Development Bank 5.75% 5/7/34 μ, ψ		325,000	323,894
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	185,783
	Principal amount°	Value (US $)

Supranational Banks (continued)
Corp Andina de Fomento 5.00% 1/24/29	200,000	$ 206,895
Total Supranational Banks (cost $756,458)		716,572

US Treasury Obligations — 19.17%
US Treasury Bonds
1.375% 11/15/40	100,000	67,898
1.625% 11/15/50	13,500,000	7,943,378
1.75% 8/15/41	1,800,000	1,276,980
1.875% 2/15/41	52,800,000	38,740,970
1.875% 2/15/51	2,700,000	1,692,510
1.875% 11/15/51	5,100,000	3,178,535
2.00% 2/15/50	16,000,000	10,430,626
2.25% 8/15/46	13,695,000	9,808,508
2.25% 8/15/49	850,000	589,189
2.25% 2/15/52	2,600,000	1,773,535
2.50% 2/15/45	37,100,000	28,367,009
2.75% 8/15/42	900,000	741,867
2.75% 11/15/42	1,400,000	1,148,492
2.875% 5/15/43	2,200,000	1,827,203
2.875% 8/15/45	16,700,000	13,578,535
3.00% 5/15/47	900,000	736,646
3.00% 8/15/48	3,770,000	3,058,560
3.00% 2/15/49	700,000	566,918
3.125% 5/15/48	1,490,000	1,238,010
3.625% 5/15/53	24,300,000	22,120,594
3.875% 2/15/43	23,845,000	23,010,425
4.25% 2/15/54	155,000	158,003
4.625% 5/15/44	4,340,000	4,601,078
US Treasury Floating Rate Notes
4.702% (USBMMY3M + 0.15%) 4/30/26 •	9,510,000	9,498,488
4.734% (USBMMY3M + 0.18%) 7/31/26 •	17,235,000	17,215,406
US Treasury Inflation Indexed Bonds
0.125% 4/15/25	37,993,176	37,318,174
0.25% 1/15/25	132,799	131,172
0.375% 7/15/25	265,274	261,496
0.625% 7/15/32	35,400,039	33,161,479
1.125% 1/15/33	19,534,890	18,857,404
1.75% 1/15/34	7,162,820	7,246,097
1.875% 7/15/34	19,045,790	19,519,171
2.375% 1/15/25	34,207,940	33,982,277
US Treasury Notes
0.50% 10/31/27 ∞	13,200,000	12,025,406
2.125% 11/30/24 ∞	10,877,000	10,830,069
2.25% 11/15/24 ∞	1,526,000	1,521,122
2.625% 3/31/25	12,700,000	12,594,350

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.375% 9/30/29	43,665,000	$ 43,537,075
3.50% 1/31/30	15,650,000	15,574,806
3.50% 9/30/31	3,855,000	3,848,073
3.875% 8/15/34	23,475,000	23,641,893
4.00% 8/31/26	410,000	410,625
4.00% 2/15/34	1,000,000	1,017,422
4.375% 7/15/27	13,355,000	13,636,186
4.625% 9/30/28	11,165,000	11,600,042
4.625% 5/31/31	14,695,000	15,531,065
4.625% 5/15/54	7,455,000	8,088,093

US Treasury Strip Coupon 4.482% 5/15/44 ^	3,125,000	1,313,138
US Treasury Strip Principal 2.774% 5/15/44 ^	2,940,000	1,288,634
Total US Treasury Obligations (cost $537,393,511)		530,304,632
	Number of shares
Common Stock — 0.04%
Industrials — 0.04%
Grupo Aeromexico =, †	50,210	1,147,512
Total Common Stock (cost $604,608)		1,147,512
	Notional amount*
Options Purchased — 0.01%
Call Swaptions — 0.01%
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/6/25 (GS)	30,000,000	47,108
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/10/25 (GS)	45,500,000	74,445
	Notional amount*	Value (US $)
Options Purchased (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/11/25 (GS)	30,000,000	$ 49,579
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/12/25 (GS)	45,400,000	75,778
1 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/13/25 (GS)	44,900,000	75,683
Total Options Purchased (premium paid $0)		322,593
	Number of shares
Short-Term Investments — 17.61%
Money Market Mutual Funds — 2.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	16,023,480	16,023,480
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	16,023,480	16,023,480
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	16,023,480	16,023,480
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	16,023,480	16,023,480
		64,093,920

	Principal amount°	Value (US $)
Repurchase Agreements — 15.29%
US Treasury repurchase agreement with Barclays Bank 4.98%, dated 9/30/24, to be repurchased 10/1/24, repurchase price $120,116,614 (collateralized by US government obligations; 0.125%; market value $122,424,994)	120,100,000	$ 120,100,000
US Treasury repurchase agreement with BNP Paribas 4.98%, dated 9/30/24, to be repurchased 9/30/24, repurchase price $16,102,227 (collateralized by US government obligations; 1.625%; market value $16,292,461)	16,100,000	16,100,000
US Treasury repurchase agreement with JPMorgan Securities 4.96%, dated 9/27/24, to be repurchased 9/30/24, repurchase price $45,306,241 (collateralized by US government obligations; 2.375%; market value $45,992,691)	45,300,000	45,300,000
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 4.96%, dated 9/27/24, to be repurchased 9/30/24, repurchase price $73,810,168 (collateralized by US government obligations; 2.00%; market value $75,258,060)	73,800,000	$ 73,800,000
US Treasury repurchase agreement with JPMorgan Securities 4.99%, dated 9/30/24, to be repurchased 10/1/24, repurchase price $100,014 (collateralized by US government obligations; 2.00%; market value $102,475)	100,000	100,000
US Treasury repurchase agreement with JPMorgan Securities 5.39%, dated 7/26/24, to be repurchased 7/30/24, repurchase price $186,000,613 (collateralized by US government obligations; 2.00% - 2.25%%; market value $187,707,661)	167,764,853	167,764,853
		423,164,853
Total Short-Term Investments (cost $487,258,773)		487,258,773
Total Value of Securities Before Options Written and Security Sold Short—130.35% (cost $3,658,357,278)		3,606,595,719

Schedules of investments
Optimum Fixed Income Fund
	Number of contracts	Value (US $)
Options Written — (0.01%)
Futures Call Options — (0.00%)
Euro-Bobl, strike price $120.25, expiration date 10/25/24, notional amount ($53,542,262)	(4)	$ (846)
US Treasury 10 yr Notes, strike price $117, expiration date 10/25/24, notional amount ($105,300,000)	(9)	(562)
		(1,408)
Futures Put Options — 0.00%
Euro-Bobl, strike price $118.75, expiration date 10/25/24, notional amount ($52,874,375)	(4)	579
US Treasury 10 yr Notes, strike price $112, expiration date 10/25/24, notional amount ($100,800,000)	(9)	(563)
		16
	Notional amount*
Call Swaptions — (0.01%)
10 yr IRS pay a fixed rate 2.29% and receive a floating rate based on 1-month EUR-ICE ESTR expiration date 10/24/24 (BNP)	(300,000)	(1,292)
10 yr IRS pay a fixed rate 2.975% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/10/24 (GS)	(1,100,000)	(77)
10 yr IRS pay a fixed rate 2.985% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (JPMCB)	(1,000,000)	(284)
	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 2.995% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (BAML)	(1,100,000)	$ (351)
10 yr IRS pay a fixed rate 2.995% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (JPMCB)	(500,000)	(160)
10 yr IRS pay a fixed rate 3.00% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (JPMCB)	(500,000)	(169)
10 yr IRS pay a fixed rate 3.046% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/21/24 (MS)	(1,000,000)	(1,108)
10 yr IRS pay a fixed rate 3.05% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/9/24 (GS)	(2,800,000)	(472)
10 yr IRS pay a fixed rate 3.063% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/21/24 (GS)	(1,500,000)	(1,920)
10 yr IRS pay a fixed rate 3.065% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/4/24 (JPMCB)	(4,400,000)	(54)

	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.115% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/28/24 (GS)	(3,800,000)	$ (10,859)
10 yr IRS pay a fixed rate 3.131% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/25/24 (GS)	(2,300,000)	(6,397)
10 yr IRS pay a fixed rate 3.243% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/6/25 (GS)	(3,300,000)	(38,756)
10 yr IRS pay a fixed rate 3.245% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/12/25 (GS)	(5,000,000)	(61,329)
10 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/11/25 (GS)	(3,300,000)	(40,713)
10 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/13/25 (GS)	(5,000,000)	(62,458)
10 yr IRS pay a fixed rate 3.255% and receive a floating rate based on 6-month GBP-ICE SONIA expiration date 3/10/25 (GS)	(5,000,000)	(62,046)
		(288,445)
	Notional amount*	Value (US $)
Put Swaptions — (0.00%)
10 yr IRS pay a fixed rate 2.53% and receive a floating rate based on 1-month EUR-ICE ESTR expiration date 10/24/24 (BNP)	(300,000)	$ (325)
10 yr IRS pay a fixed rate 3.375% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/10/24 (GS)	(1,100,000)	(2,969)
10 yr IRS pay a fixed rate 3.385% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (JPMCB)	(1,000,000)	(3,427)
10 yr IRS pay a fixed rate 3.395% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (BAML)	(1,100,000)	(3,470)
10 yr IRS pay a fixed rate 3.395% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (JPMCB)	(500,000)	(1,577)
10 yr IRS pay a fixed rate 3.40% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/15/24 (JPMCB)	(500,000)	(1,512)
10 yr IRS pay a fixed rate 3.446% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/21/24 (MS)	(1,000,000)	(2,855)

Schedules of investments
Optimum Fixed Income Fund
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.45% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/9/24 (GS)	(2,800,000)	$ (2,864)
10 yr IRS pay a fixed rate 3.463% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/21/24 (GS)	(1,500,000)	(3,768)
10 yr IRS pay a fixed rate 3.465% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/28/24 (GS)	(3,800,000)	(12,627)
10 yr IRS pay a fixed rate 3.481% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/25/24 (GS)	(2,300,000)	(6,079)
10 yr IRS pay a fixed rate 3.515% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/4/24 (JPMCB)	(4,400,000)	(203)
		(41,676)
Total Options Written (premium received $147,867)		$(331,513)
	Principal amount°
Security Sold Short — (0.18)%
Fannie Mae S.F. 30 yr TBA 6.00% 10/1/54	(5,000,000)	(5,110,145)
Total Security Sold Short (cost $(5,115,234))		(5,110,145)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∞	Fully or partially pledged as collateral for futures and swap contracts.
Δ	Securities have been classified by country of risk.
X	This loan will settle after September 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2024.
«	PIK. The first payment of cash and/or principal will be made after September 30, 2024.
>>	PIK. 100% of the income received was in the form of principal.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $518,876,811, which represents 18.75% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.

*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at September 30, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software TBD 5/30/31 X	90,805	$90,587	$90,965	$378
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	PLN	(30,327)	USD	7,798	10/18/24	$—	$(78)
BNP	BRL	15,538,348	USD	(2,764,117)	1/3/25	55,037	—
BNP	CAD	(15,507)	USD	11,508	10/2/24	42	—
BNP	CAD	(18,060,802)	USD	13,410,634	11/4/24	44,898	—
BNP	EUR	(12,793,000)	USD	14,170,814	10/2/24	—	(70,821)
BNP	EUR	(68,330,000)	USD	76,449,346	11/4/24	269,620	—
BNP	GBP	(6,194,000)	USD	8,154,397	10/2/24	—	(126,667)
BNP	INR	5,240,779	USD	(62,394)	10/24/24	78	—
BNP	JPY	(114,336,334)	USD	805,953	11/5/24	6,193	—
BNP	KRW	(123,416,675)	USD	92,421	10/23/24	—	(1,252)
CITI	BRL	7,025,225	USD	(1,251,153)	11/4/24	32,970	—
CITI	INR	20,202,735	USD	(240,201)	10/24/24	626	—
CITI	TRY	146,486,808	USD	(4,194,425)	10/16/24	15,022	—
DB	MXN	134,426	USD	(6,644)	2/13/25	39	—
DB	PLN	(69,902)	USD	18,002	10/18/24	—	(152)
JPMCB	AUD	5,210,224	USD	(3,610,584)	11/4/24	—	(6,511)
JPMCB	BRL	(17,000,000)	USD	3,024,481	4/2/25	—	(14,343)
JPMCB	EUR	12,793,000	USD	(14,175,551)	10/2/24	66,084	—
JPMCB	EUR	(923,952)	USD	1,028,184	12/13/24	—	(3,458)
JPMCB	GBP	(6,194,000)	USD	8,287,508	11/4/24	6,673	—
JPMCB	PLN	(212,114)	USD	55,135	10/18/24	48	—
JPMCB	PLN	(109,522)	USD	28,044	10/25/24	—	(394)
JPMCB	TRY	102,663,800	USD	(2,959,592)	10/16/24	—	(9,443)
JPMCB	TRY	14,689,906	USD	(390,689)	11/26/24	12,535	—
JPMCB	TRY	132,750,647	USD	(3,517,039)	12/11/24	68,415	—
JPMCB	TRY	20,080,346	USD	(451,802)	5/8/25	18,949	—
TD	EUR	(4,728,330)	USD	5,255,864	11/22/24	—	(19,040)
Total Forward Foreign Currency Exchange Contracts						$597,229	$(252,159)

Schedules of investments
Optimum Fixed Income Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
166	Canadian Treasury 10 yr Bonds	$15,343,754	$15,223,153	12/18/24	$120,601	$—	$150
(168)	Euro-Bobl	(22,450,454)	(22,238,762)	12/6/24	—	(211,692)	—
(144)	Euro-Bund	(21,626,812)	(21,307,467)	12/6/24	—	(319,345)	—
(50)	Euro-Schatz	(5,965,093)	(5,937,901)	12/6/24	—	(27,192)	—
22	Long 10 yr Gilt	2,895,112	2,953,667	12/27/24	—	(58,555)	15
169	3 Month SOFR	40,251,575	40,148,279	12/17/24	103,296	—	—
169	3 Month SOFR	40,543,100	40,359,529	3/18/25	183,571	—	—
169	3 Month SOFR	40,764,913	40,555,989	6/17/25	208,924	—	—
169	3 Month SOFR	40,893,775	40,691,191	9/16/25	202,584	—	—
169	3 Month SOFR	40,955,038	40,775,692	12/16/25	179,346	—	—
169	3 Month SOFR	40,982,500	40,826,391	3/17/26	156,109	—	—
169	3 Month SOFR	40,993,063	40,858,079	6/16/26	134,984	—	—
169	3 Month SOFR	40,990,950	40,874,979	9/15/26	115,971	—	—
112	US Treasury 2 yr Notes	23,323,125	23,276,896	12/31/24	46,229	—	—
2,414	US Treasury 5 yr Notes	265,257,109	264,740,668	12/31/24	516,441	—	—
(1,366)	US Treasury 10 yr Notes	(156,108,187)	(155,867,500)	12/19/24	—	(240,687)	—
67	US Treasury 10 yr Ultra Notes	7,925,890	7,930,770	12/19/24	—	(4,880)	—
(78)	US Treasury 10 yr Ultra Notes	(9,227,158)	(9,239,899)	12/19/24	12,741	—	—
774	US Treasury Long Bonds	96,121,125	96,462,479	12/19/24	—	(341,354)	—
158	US Treasury Ultra Bonds	21,028,812	21,124,816	12/19/24	—	(96,004)	—
Total Futures Contracts			$542,211,049		$1,980,797	$(1,299,709)	$165
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.42.V1[5] 6/20/29-Quarterly	8,110,000	5.000%	$(628,802)	$(576,660)	$—	$(52,142)	$1,103
			(628,802)	(576,660)	—	(52,142)	1,103
Protection Sold/Moody's Ratings:
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	1,709	(1,778)	3,487	—	(164)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared: (continued)
Protection Sold/Moody's Ratings (continued):
Boeing 7.25% 6/15/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	$4,866	$(10,202)	$15,068	$—	$(1,110)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	41,066	(50,051)	91,117	—	(616)
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	6,113	10,803	—	(4,690)	(267)
CDX.ITRX.EUR.42[6] 12/20/29-Quarterly	EUR 100,000	1.000%	2,234	2,221	13	—	(98)
CDX.NA.IG.35[7] 12/20/25-Quarterly	400,000	1.000%	4,158	2,574	1,584	—	(52)
CDX.NA.IG.36[7] 6/20/26-Quarterly	1,900,000	1.000%	25,981	16,210	9,771	—	(391)
CDX.NA.IG.37[7] 12/20/26-Quarterly	300,000	1.000%	4,900	2,949	1,951	—	(63)
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	22,959	5,766	17,193	—	(99)
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	9,060	1,993	7,067	—	(63)
General Motors 4.875% 10/2/23 Baa2 12/20/26-Quarterly	240,000	5.000%	23,579	20,085	3,494	—	(172)
General Motors 4.875% 10/2/23 Baa2 6/20/28-Quarterly	275,000	5.000%	39,268	23,837	15,431	—	(347)
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	71,573	469	71,104	—	(1,098)
			257,466	24,876	237,280	(4,690)	(4,540)
			(371,336)	(551,784)	237,280	(56,832)	(3,437)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/26-Quarterly	2,085,000	1.000%	(17,963)	5,371	—	(23,334)	—

Schedules of investments
Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	401,000	1.000%	$3,164	$18,259	$—	$(15,095)	$—
			(14,799)	23,630	—	(38,429)	—
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27-Quarterly	2,200,000	1.000%	(11,258)	(9,025)	—	(2,233)	—
DB CMBX.NA.AAA[8] 10/17/57-Monthly	4,505,962	0.500%	—	(249,561)	249,561	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	124,925	124,000	925	—	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	124,924	123,092	1,832	—	—
			238,591	(11,494)	252,318	(2,233)	—
			223,792	12,136	252,318	(40,662)	—
Total CDS Contracts			$(147,544)	$(539,648)	$489,598	$(97,494)	$(3,437)
IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[10] 10/17/24- (At Maturity/ At Maturity)	5,600,000	(2.92)%/ 5.42%	$(5,447)	$—	$—	$(5,447)	$941
1 yr IRS[10] 10/24/24- (At Maturity/ At Maturity)	1,700,000	(3.018)%/ 5.442%	(2,226)	—	—	(2,226)	271
1 yr IRS[10] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.225)%/ 5.442%	(2,085)	—	—	(2,085)	242

IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
1 yr IRS[10] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.19)%/ 5.442%	$(2,125)	$—	$—	$(2,125)	$247
1 yr IRS[10] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.14)%/ 5.442%	(2,181)	—	—	(2,181)	254
1 yr IRS[10] 10/27/24- (At Maturity/ At Maturity)	1,800,000	(2.973)%/ 5.441%	(2,808)	—	—	(2,808)	291
1 yr IRS[10] 10/31/24- (At Maturity/ At Maturity)	1,800,000	(2.841)%/ 5.439%	(3,301)	—	—	(3,301)	309
1 yr IRS[10] 12/18/25- (At Maturity/ At Maturity)	14,800,000	3.50%/ (4.96)%	(390)	6,891	—	(7,281)	16,196
1 yr IRS[11] 12/18/25- (At Maturity/ At Maturity)	CAD 20,400,000	(3.50)%/ 4.30%	93,162	(10,622)	103,784	—	(571)
3 yr IRS[12] 2/18/26- (Semiannually/ Quarterly)	42,100,000	(0.64)%/ 4.855%	(1,852,001)	(168,810)	—	(1,683,191)	(38,242)
3 yr IRS[13] 1/4/27- (At Maturity/ At Maturity)	BRL 196,500,000	11.496%/ (10.65)%	(522,858)	—	—	(522,858)	(39,600)
3 yr IRS[13] 1/4/27- (At Maturity/ At Maturity)	BRL 2,900,000	11.566%/ (10.65)%	(6,866)	—	—	(6,866)	(591)
5 yr IRS[14] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (4.954)%	268,269	(15,264)	283,533	—	599
5 yr IRS[15] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 3.862%	(79,635)	—	—	(79,635)	1,542
5 yr IRS[15] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 3.865%	(164,417)	—	—	(164,417)	3,091
5 yr IRS[15] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 3.80%	(143,575)	—	—	(143,575)	2,980

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[15] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 3.787%	$(70,436)	$—	$—	$(70,436)	$1,438
5 yr IRS[16] 9/14/28- (Annually/ Annually)	JPY 17,640,000,000	0.55%/ (0.226)%	17,599	(238,210)	255,809	—	93,452
5 yr IRS[10] 9/19/28- (Annually/ Annually)	24,000,000	(1.70)%/ 4.834%	(1,395,740)	(2,113,334)	717,594	—	(44,976)
5 yr IRS[10] 10/27/28- (Semiannually/ Quarterly)	77,500,000	(2.00)%/ 5.261%	(4,542,385)	—	—	(4,542,385)	(145,421)
5 yr IRS[15] 8/14/29- (Annually/ Semiannually)	EUR 2,400,000	2.650%/ (3.445)%	(52,051)	—	—	(52,051)	(1,746)
5 yr IRS[14] 9/18/29- (Annually/ Annually)	GBP 22,300,000	(4.00)%/ 4.95%	494,772	223,433	271,339	—	(48,895)
5 yr IRS[10] 12/18/29- (Annually/ Annually)	30,600,000	3.75%/ (4.96)%	(796,266)	64,544	—	(860,810)	69,246
7 yr IRS[10] 10/31/30- (Annually/ Annually)	47,400,000	3.589%/ (5.381)%	(870,671)	—	—	(870,671)	101,172
7 yr IRS[10] 10/31/30- (Annually/ Annually)	15,300,000	3.595%/ (5.381)%	(286,349)	—	—	(286,349)	32,673
7 yr IRS[10] 10/31/30- (Annually/ Annually)	9,800,000	3.601%/ (5.381)%	(186,549)	—	—	(186,549)	20,937
7 yr IRS[10] 10/31/30- (Annually/ Annually)	4,400,000	3.601%/ (5.381)%	(83,735)	—	—	(83,735)	9,400
7 yr IRS[10] 10/31/30- (Annually/ Annually)	2,200,000	3.545%/ (5.381)%	(35,167)	—	—	(35,167)	4,680

IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
7 yr IRS[10] 10/31/30- (Annually/ Annually)	21,800,000	3.582%/ (5.381)%	$(391,818)	$—	$—	$(391,818)	$46,505
7 yr IRS[10] 10/31/30- (Annually/ Annually)	4,300,000	3.623%/ (5.381)%	(87,153)	—	—	(87,153)	9,202
7 yr IRS[10] 10/31/30- (Annually/ Annually)	9,900,000	3.689%/ (5.381)%	(236,423)	—	—	(236,423)	21,294
7 yr IRS[10] 10/31/30- (Annually/ Annually)	2,900,000	3.664%/ (5.381)%	(65,234)	—	—	(65,234)	6,226
7 yr IRS[10] 10/31/30- (Annually/ Annually)	2,300,000	3.677%/ (5.381)%	(53,365)	—	—	(53,365)	4,942
8 yr IRS[12] 10/1/31- (Semiannually/ Quarterly)	8,600,000	(1.80)%/ 4.855%	(933,395)	106,991	—	(1,040,386)	(15,263)
8 yr IRS[11] 6/1/32- (Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (4.30)%	(650,671)	67,594	—	(718,265)	(512)
8 yr IRS[10] 7/15/32- (Annually/ Annually)	15,120,000	(1.857)%/ 5.283%	(1,471,215)	—	—	(1,471,215)	(25,801)
10 yr IRS[10] 6/21/33- (Annually/ Annually)	34,500,000	3.00%/ (5.313)%	764,399	1,323,183	—	(558,784)	60,446
10 yr IRS[10] 8/3/33- (Annually/ Annually)	2,500,000	(3.73)%/ 5.254%	83,372	—	83,372	—	(4,718)
10 yr IRS[10] 8/23/33- (Annually/ Annually)	6,800,000	(3.76)%/ 5.195%	243,345	—	243,345	—	(12,845)
10 yr IRS[10] 8/30/33- (Annually/ Annually)	4,900,000	(3.80)%/ 5.158%	190,723	—	190,724	—	(9,289)

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 9/13/33- (Annually/ Annually)	6,600,000	(3.95)%/ 5.008%	$334,280	$—	$334,280	$—	$(12,704)
10 yr IRS[10] 9/27/33- (Annually/ Annually)	8,900,000	(4.165)%/ 5.453%	600,868	—	600,868	—	(17,513)
10 yr IRS[10] 10/4/33- (Annually/ Annually)	3,700,000	(4.03)%/ 5.45%	211,259	—	211,259	—	(7,116)
10 yr IRS[10] 10/12/33- (Annually/ Annually)	1,600,000	(4.15)%/ 5.447%	106,424	—	106,424	—	(3,115)
10 yr IRS[10] 10/23/33- (Annually/ Annually)	1,400,000	(4.23)%/ 5.443%	102,060	—	102,060	—	(2,749)
10 yr IRS[10] 10/23/33- (Annually/ Annually)	1,400,000	(4.255)%/ 5.443%	104,798	—	104,798	—	(2,756)
10 yr IRS[10] 10/31/33- (Annually/ Annually)	1,600,000	(4.45)%/ 5.439%	144,352	—	144,352	—	(3,214)
10 yr IRS[10] 11/1/33- (Annually/ Annually)	4,000,000	(4.45)%/ 5.439%	360,944	—	360,944	—	(8,035)
10 yr IRS[10] 11/22/33- (Annually/ Annually)	1,500,000	4.25%/ 5.429%	(112,240)	—	—	(112,240)	2,957
10 yr IRS[11] 12/20/33- (Semiannually/ Semiannually)	CAD 4,900,000	3.75%/ (4.30)%	(280,662)	(16,475)	—	(264,187)	37
10 yr IRS[10] 12/26/33- (Annually/ Annually)	1,300,000	3.842%/ (5.413)%	(55,708)	—	—	(55,708)	2,464

IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 12/29/33- (Annually/ Annually)	2,500,000	3.854%/ (5.411)%	$(109,552)	$—	$—	$(109,552)	$4,746
10 yr IRS[10] 1/3/34- (Annually/ Annually)	2,300,000	3.684%/ (5.408)%	(69,724)	—	—	(69,724)	4,289
10 yr IRS[10] 1/8/34- (Annually/ Annually)	2,100,000	3.648%/ (5.405)%	(57,577)	—	—	(57,577)	3,904
10 yr IRS[10] 1/9/34- (Annually/ Annually)	1,700,000	3.594%/ (5.405)%	(39,359)	—	—	(39,359)	3,141
10 yr IRS[10] 1/24/34- (Annually/ Annually)	1,100,000	(3.655)%/ 5.398%	30,847	—	30,847	—	(2,052)
10 yr IRS[10] 1/24/34- (Annually/ Annually)	3,300,000	(3.665)%/ 5.398%	95,181	—	95,181	—	(6,162)
10 yr IRS[10] 1/31/34- (Annually/ Annually)	2,800,000	(3.62)%/ 5.395%	70,701	—	70,701	—	(5,208)
10 yr IRS[10] 3/5/34- (Annually/ Annually)	3,800,000	(3.71)%/ 5.379%	123,801	—	123,801	—	(7,187)
10 yr IRS[10] 3/5/34- (Annually/ Annually)	200,000	(3.70)%/ 5.379%	6,354	—	6,354	—	(378)
10 yr IRS[10] 3/5/34- (Annually/ Annually)	3,200,000	(3.65)%/ 5.379%	88,731	—	88,731	—	(6,012)
10 yr IRS[15] 4/3/34- (Annually/ Semiannually)	EUR 2,600,000	2.67%/ (3.851)%	(82,370)	—	—	(82,370)	(3,839)
10 yr IRS[10] 4/15/34- (Annually/ Annually)	3,300,000	(3.90)%/ 5.358%	159,230	—	159,230	—	(6,430)
10 yr IRS[10] 4/16/34- (Annually/ Annually)	6,800,000	(3.95)%/ 5.358%	355,908	—	355,908	—	(13,322)

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 4/30/34- (Annually/ Annually)	3,400,000	(4.09)%/ 5.35%	$217,286	$—	$217,286	$—	$(6,778)
10 yr IRS[10] 6/20/34- (Annually/ Annually)	36,200,000	3.75%/ (5.316)%	(1,314,963)	(720,500)	—	(594,463)	70,374
10 yr IRS[10] 7/2/34- (Annually/ Annually)	2,000,000	3.994%/ (5.304)%	(113,406)	—	—	(113,406)	4,002
10 yr IRS[10] 7/2/34- (Annually/ Annually)	1,300,000	4.06%/ (5.304)%	(80,855)	—	—	(80,855)	2,620
10 yr IRS[10] 7/10/34- (Annually/ Annually)	1,300,000	3.88%/ (5.296)%	61,453	—	61,453	—	(2,573)
10 yr IRS[10] 8/6/34- (Annually/ Annually)	500,000	3.795%/ (5.247)%	(20,183)	—	—	(20,183)	985
10 yr IRS[10] 8/5/34- (Annually/ Annually)	300,000	3.85%/ (5.249)%	(13,495)	—	—	(13,495)	595
10 yr IRS[15] 8/7/34- (Annually/ Semiannually)	EUR 600,000	2.68%/ (3.494)%	(19,203)	—	—	(19,203)	(772)
10 yr IRS[10] 8/13/34- (Annually/ Annually)	2,000,000	3.679%/ (5.228)%	(61,319)	—	—	(61,319)	3,895
10 yr IRS[10] 8/14/34- (Annually/ Annually)	100,000	3.569%/ (5.225)%	2,141	—	2,141	—	(192)
10 yr IRS[15] 8/19/34- (Annually/ Semiannually)	EUR 1,200,000	2.59%/ (3.375)%	(27,959)	—	—	(27,959)	(1,549)
10 yr IRS[10] 8/19/34- (Annually/ Annually)	3,800,000	3.595%/ (5.209)%	(89,715)	—	—	(89,715)	7,339

IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 8/20/34- (Annually/ Annually)	3,000,000	3.532%/ (5.206)%	$(54,919)	$—	$—	$(54,919)	$5,753
10 yr IRS[10] 8/21/34- (Annually/ Annually)	2,200,000	3.558%/ (5.202)%	45,098	—	45,098	—	(4,231)
10 yr IRS[10] 8/28/34- (Annually/ Annually)	900,000	3.555%/ (5.17)%	(18,234)	—	—	(18,234)	1,732
10 yr IRS[10] 8/28/34- (Annually/ Annually)	900,000	3.565%/ (5.17)%	(18,993)	—	—	(18,993)	1,734
10 yr IRS[10] 9/4/34- (Annually/ Annually)	1,100,000	3.525%/ (5.124)%	19,512	—	19,512	—	(2,111)
10 yr IRS[10] 9/4/34- (Annually/ Annually)	900,000	3.514%/ (5.124)%	15,129	—	15,129	—	(1,726)
10 yr IRS[10] 9/4/34- (Annually/ Annually)	300,000	3.47%/ (5.124)%	3,927	—	3,927	—	(572)
10 yr IRS[10] 9/5/34- (Annually/ Annually)	1,300,000	3.410%/ (5.114)%	(10,425)	—	—	(10,425)	2,463
10 yr IRS[10] 9/10/34- (Annually/ Annually)	2,550,000	3.232%/ (5.056)%	17,986	—	17,986	—	4,736
10 yr IRS[10] 9/16/34- (Annually/ Annually)	500,000	3.24%/ (4.942)%	3,203	—	3,203	—	930
10 yr IRS[10] 9/16/34- (Annually/ Annually)	700,000	3.278%/ (4.942)%	2,259	—	2,259	—	1,308
10 yr IRS[10] 9/18/34- (Annually/ Annually)	900,000	3.248%/ (4.873)%	5,156	—	5,156	—	1,676

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 9/18/34- (Annually/ Annually)	1,900,000	3.231%/ (4.873)%	$13,622	$—	$13,622	$—	$3,531
10 yr IRS[14] 9/18/34- (Annually/ Annually)	GBP 4,800,000	(3.75)%/ 4.954%	63,622	48,174	15,448	—	(9,735)
10 yr IRS[15] 10/1/34- (Annually/ Semiannually)	EUR 2,100,000	2.39%/ (3.105)%	(8,680)	—	—	(8,680)	(8,680)
10 yr IRS[10] 12/18/34- (Annually/ Annually)	40,800,000	3.75%/ (4.96)%	(1,604,695)	(871,268)	—	(733,427)	81,561
10 yr IRS[10] 12/18/34- (Annually/ Annually)	10,900,000	3.75%/ (4.96)%	(428,706)	17,224	—	(445,930)	21,790
10 yr IRS[15] 3/19/35- (Annually/ Semiannually)	EUR 34,200,000	2.50%/ (3.105)%	609,815	230,407	379,408	—	40,761
30 yr IRS[10] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (5.413)%	4,886,146	3,280,280	1,605,866	—	15,570
30 yr IRS[10] 9/19/53- (Annually/ Annually)	4,800,000	1.842%/ (5.007)%	1,310,192	1,526,472	—	(216,280)	4,467
30 yr IRS[10] 10/27/53- (Semiannually/ Quarterly)	15,500,000	2.06%/ (5.261)%	4,406,006	—	4,406,006	—	13,929
30 yr IRS[10] 3/5/54- (Annually/ Annually)	1,400,000	(3.555)%/ 5.379%	62,673	—	62,673	—	(2,127)
30 yr IRS[10] 6/20/54- (Annually/ Annually)	8,400,000	3.50%/ (5.316)%	(299,489)	(3,240)	—	(296,249)	12,627

IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
30 yr IRS[16] 9/18/54- (Annually/ Annually)	JPY 180,000,000	(1.50)%/ 0.226%	$(42,243)	$(63,192)	$20,949	$—	$(2,657)
30 yr IRS[15] 3/19/55- (Annually/ Semiannually)	EUR 6,175,000	2.25%/ (3.105)%	(7,328)	(9,656)	2,328	—	(22,158)
Total IRS Contracts			$(3,243,935)	$2,664,622	$11,944,688	$(17,853,244)	$272,369
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 5 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $748,319.
[5]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
[6]	Markit’s iTraxx Europe Main Index, or the ITRX EUR CDSI S41, is comprised of 125 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[7]	Markit’s North America Investment Grade Index, or the CDX.NA.IG
Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[8]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[9]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[10]	Rates resets based on SOFR.
[11]	Rates resets based on CORRA.
[12]	Rate resets based on SOFR03M.
[13]	Rates resets based on Brazil CETIP Interbank Deposit.
[14]	Rate resets based on SONIA.
[15]	Rate resets based on EUR006M.
[16]	Rate resets based on MUTKCALM.

Schedules of investments
Optimum Fixed Income Fund
Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
AG – Aktiengesellschaft
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BDC – Business Development Company
BNP – BNP Paribas
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
ESTR – Euro Short-Term Rate
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IBOR – Interbank Offered Rate
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
MUTKCALM – Japan Overnight Call Rate
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
Summary of abbreviations: (continued)
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SONIA – Sterling Overnight Indexed Average
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
TSFR06M – 6 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PLN – Polish Zloty
TRY – Turkish Lira
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.27%Δ
Australia — 3.53%
AGL Energy	47,287	$ 386,745
ANZ Group Holdings	80,528	1,696,914
Aristocrat Leisure	193,556	7,841,556
BlueScope Steel	167,723	2,574,208
Brambles	145,756	1,917,623
Cochlear	7,526	1,467,743
Computershare	43,403	758,268
EBOS Group	47	1,079
Enero Group	23,974	21,547
Evolution Mining	95,077	304,994
Orica	56,364	722,843
Pro Medicus	22,715	2,799,241
Qantas Airways †	91,070	467,172
Regis Resources †	160,991	227,054
Resolute Mining †	258,746	132,374
Rio Tinto	115,187	8,160,421
Step One Clothing	4,658	5,764
Wagners Holding	18,860	11,213
Zip †	152,425	289,792
		29,786,551
Austria — 0.19%
Erste Group Bank	29,557	1,620,393
Raiffeisen Bank International	877	17,435
		1,637,828
Belgium — 0.15%
Colruyt Group	2,316	107,814
KBC Group	5,679	451,487
UCB	3,945	711,403
		1,270,704
Brazil — 2.86%
Banco Santander Brasil	13,500	70,354
BRF †	58,100	252,868
MercadoLibre †	9,294	19,070,916
NU Holdings Class A †	77,837	1,062,475
Pagseguro Digital Class A †	76,123	655,419
Petroleo Brasileiro ADR	102,797	1,481,305
Telefonica Brasil	27,200	280,703
Ultrapar Participacoes	301,600	1,178,121
VTEX Class A †	16,885	125,624
		24,177,785
Burkina Faso — 0.01%
IAMGOLD †	20,700	108,516
		108,516
Canada — 4.10%
ADENTRA	1,925	60,364
Aritzia †	18,000	676,506
Athabasca Oil †	56,000	198,750
Bird Construction	33,900	605,335
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Calfrac Well Services †	8,609	$ 23,934
Canfor †	109	1,372
Cascades	36,700	283,028
Centerra Gold	28,100	201,746
CES Energy Solutions	22,773	125,951
Cogeco	1,000	44,231
Constellation Software	2,404	7,821,065
DRI Healthcare Trust	5,500	53,396
Dundee Precious Metals	64,400	652,357
Empire Class A	27,300	834,270
Enghouse Systems	6,045	150,404
Ensign Energy Services †	15,700	30,763
Fairfax Financial Holdings	500	631,325
Fortuna Mining †	92,800	431,596
George Weston	3,700	621,021
iA Financial	18,100	1,500,248
Kinaxis †	595	70,686
Leon's Furniture	2,300	50,950
Lightspeed Commerce †	15,700	258,871
Lumine Group †	135,594	3,168,154
Major Drilling Group International †	5,620	34,781
Manulife Financial	91,500	2,704,170
Martinrea International	25,979	219,941
Mullen Group	7,400	77,860
Neo Performance Materials	2,852	17,292
PHX Energy Services	10,600	71,166
Pizza Pizza Royalty	2,600	25,222
Russel Metals	11,500	348,967
Shopify Class A †	51,171	4,100,844
SSR Mining †	43,320	246,058
Stella-Jones	40,748	2,675,156
TMX Group	168,240	5,273,166
Torex Gold Resources †	13,273	253,300
Total Energy Services	7,700	53,404
Wajax	1,700	32,053
		34,629,703
China — 10.37%
37 Interactive Entertainment Network Technology Group Class A	142,400	363,302
AAC Technologies Holdings	138,000	566,283
Agricultural Bank of China Class H	9,167,000	4,315,908
AIA Group	680,600	6,097,852
Asia Cement China Holdings	66,483	21,295
Autel Intelligent Technology Class A	161,966	732,253
Autohome ADR	35,867	1,169,982
Baidu Class A †	23,300	316,507

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Baoxiniao Holding Class A	413,400	$ 258,077
Bilibili Class Z †	26,800	668,117
Build King Holdings	73,424	8,784
Canny Elevator Class A	331,000	315,144
Central China Land Media Class A	208,800	369,323
Chengdu Kanghong Pharmaceutical Group Class A	183,500	560,745
China Construction Bank Class H	14,551,000	11,006,114
China Display Optoelectronics Technology Holdings †	311,330	8,811
China Minsheng Banking Class H	2,913,500	1,188,059
Chongqing Baiya Sanitary Products Class A	109,400	416,169
Chongqing Rural Commercial Bank Class H	60,502	31,364
Consun Pharmaceutical Group	44,000	40,243
Dah Sing Financial Holdings	30,000	95,512
Daheng New Epoch Technology Class A	189,500	236,872
Focus Technology Class A	34,900	149,228
G-bits Network Technology Xiamen Class A	22,600	786,608
Guangdong Vanward New Electric Class A	231,200	345,675
Hangzhou Sunrise Technology Class A	128,400	305,440
HUANLEJIA Food Group Class A	15,900	29,665
JD.com Class A	89,700	1,928,114
Jiutian Chemical Group †	1,135,600	24,740
JOYY ADR	17,282	626,300
Kingsoft	183,200	696,381
Kuaishou Technology †	508,300	3,586,415
Kweichow Moutai Class A	13,400	3,338,493
Lenovo Group	1,622,000	2,211,671
Meituan Class B †	139,190	3,079,643
Natural Food International Holding	344,000	22,568
Opple Lighting Class A	124,199	330,142
Pacific Basin Shipping	57,232	18,184
PAX Global Technology	104,968	70,214
Perennial Energy Holdings	226,875	30,352
PetroChina Class H	5,676,000	4,629,089
Ping An Insurance Group Co. of China Class H	431,500	2,783,656
Shenzhen Fuanna Bedding and Furnishing Class A	191,500	256,567
Shenzhen JPT Opto-Electronics Class A	67,564	412,735
Shenzhen Laibao Hi-tech Class A	558,300	749,588
Shenzhen Topband Class A	395,400	636,824
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Silergy	174,000	$ 2,573,176
Sinopec Engineering Group Class H	34,001	23,531
SITC International Holdings	55,000	148,575
Techtronic Industries	35,500	539,314
Ten Pao Group Holdings	28,685	5,572
Tencent Holdings	251,100	14,360,846
Tencent Music Entertainment Group ADR	503,463	6,066,729
Time Publishing and Media Class A	115,760	149,978
United Laboratories International Holdings	222,000	288,428
Universal Scientific Industrial Shanghai Class A	314,400	715,635
Vipshop Holdings ADR	153,207	2,409,946
Xiamen Comfort Science & Technology Group Class A	297,700	277,923
Xiamen Jihong Technology Class A	203,300	392,917
Yangzijiang Shipbuilding Holdings	510,800	973,709
Yue Yuen Industrial Holdings	21,000	40,088
Yutong Bus Class A	172,000	645,971
Zhejiang Cfmoto Power Class A	11,600	270,949
Zhejiang Publishing & Media Class A	469,500	602,258
Zhejiang Semir Garment Class A	1,354,878	1,218,523
		87,539,076
Colombia — 0.01%
Aris Mining †	11,224	51,952
		51,952
Czech Republic — 0.02%
Komercni Banka	5,365	189,021
		189,021
Denmark — 4.61%
Ambu Class B †	100,012	1,958,706
AP Moller - Maersk Class B	993	1,669,693
Demant †	80,989	3,163,826
DSV	38,371	7,921,677
Genmab †	5,242	1,268,122
Novo Nordisk Class B	94,527	11,106,293
Novonesis (Novozymes) Class B	98,640	7,102,793
Pandora	25,300	4,165,316
ROCKWOOL Class B	1,106	519,262
		38,875,688
Finland — 0.64%
Cargotec Class B	2,701	157,787

	Number of shares	Value (US $)
Common StocksΔ (continued)
Finland (continued)
Kalmar Class B †	2,701	$ 87,598
Kone Class B	61,738	3,690,460
Orion Class A	1,135	61,971
Orion Class B	5,217	285,836
Vaisala Class A	805	44,087
Wartsila	47,574	1,064,436
		5,392,175
France — 4.18%
BNP Paribas	43,171	2,957,834
Cie de Saint-Gobain	5,069	461,110
Danone	105,037	7,639,679
Dassault Aviation	4,595	946,261
Dassault Systemes	130,101	5,160,005
Edenred	124,568	4,717,311
Ipsen	3,264	401,482
Klepierre	48,411	1,586,483
La Francaise des Jeux	3,442	141,534
LVMH Moet Hennessy Louis Vuitton	4,145	3,176,744
Nexans	20,856	3,055,207
Publicis Groupe	7,838	856,782
Rexel	62,910	1,818,634
Sartorius Stedim Biotech	10,743	2,245,222
Sodexo	880	72,146
Sword Group	355	14,483
		35,250,917
Germany — 5.54%
adidas	4,335	1,147,988
BioNTech ADR †	19,263	2,287,866
CTS Eventim AG & Co	4,894	508,548
Deutsche Bank	100,605	1,735,597
Deutsche Boerse	49,209	11,541,513
Heidelberg Materials	16,687	1,812,933
HOCHTIEF	1,038	127,793
Knorr-Bremse	18,422	1,637,440
Nemetschek	2,836	293,591
Rational	5,196	5,292,294
SAP	45,391	10,327,717
Scout24	106,855	9,188,551
Talanx	10,628	894,390
Trivago ADR	3,049	5,275
Westwing Group †	2	17
		46,801,513
Greece — 0.06%
Alpha Services and Holdings	272,117	471,929
Thrace Plastics Holding and Co.	12,866	54,280
		526,209
	Number of shares	Value (US $)
Common StocksΔ (continued)
Hungary — 0.40%
MOL Hungarian Oil & Gas	157,107	$ 1,174,401
OTP Bank	38,678	2,022,138
Richter Gedeon	4,713	145,121
		3,341,660
India — 4.67%
Acevector Limited =, †, π	227,200	94,810
Acevector Limited Series G =, †, π	75,200	31,381
AurionPro Solutions	4,606	89,986
Bharat Petroleum	441,352	1,948,398
Coal India	849,795	5,173,227
GAIL India	142,057	407,331
Gujarat Industries Power	13,155	36,278
Gujarat State Petronet	37,495	190,179
HDFC Bank	341,470	7,057,688
Hindustan Aeronautics	20,566	1,084,889
Hindustan Petroleum	48,066	252,687
ICICI Lombard General Insurance	182,491	4,735,114
Indian Oil	2,092,987	4,499,355
Infosys ADR	4,522	100,705
ITD Cementation India	71,924	453,895
Jindal Saw	24,708	219,155
Kirloskar Industries	1,576	102,280
NCL Industries	11,382	28,266
Oil and Natural Gas	289,994	1,029,844
Oil India	206,496	1,430,789
Power Finance	203,711	1,186,392
REC	137,361	908,897
Reliance Industries	205,949	7,257,628
Rupa & Co.	325	1,104
Sammaan Capital	565,099	1,098,420
		39,418,698
Indonesia — 0.58%
Adaro Energy Indonesia	12,846,998	3,232,963
Akasha Wira International †	37,900	25,221
Asuransi Tugu Pratama Indonesia	107,400	8,477
Bank OCBC Nisp	430,693	38,688
Blue Bird	479,300	62,049
Bukit Asam	1,039,300	211,430
Indo Tambangraya Megah	16,519	28,886
Indo-Rama Synthetics †	28,097	6,440
Jasuindo Tiga Perkasa	1,041,141	19,255
Panin Financial †	3,864,100	110,257
Perusahaan Gas Negara	2,926,720	277,401
Samudera Indonesia	42,480	1,016
United Tractors	482,700	865,608
		4,887,691
Ireland — 4.64%
CRH	116,257	10,597,204
Experian	218,845	11,501,509

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland (continued)
Kingspan Group	88,902	$ 8,347,382
Ryanair Holdings ADR	193,537	8,744,024
		39,190,119
Israel — 1.72%
Check Point Software Technologies †	39,977	7,707,965
Cognyte Software †	780	5,296
Nice ADR †	11,350	1,971,155
Wix.com †	29,026	4,852,276
		14,536,692
Italy — 3.18%
Ascopiave	11,400	36,610
Banca Mediolanum	64,936	818,249
Banca Monte dei Paschi di Siena	205,334	1,184,437
BPER Banca	117,362	659,740
Buzzi	2,986	118,994
FinecoBank Banca Fineco	365,010	6,247,030
Hera	52,224	208,233
Intesa Sanpaolo	434,398	1,855,624
Leonardo	225,769	5,031,321
Technoprobe †	240,458	1,688,971
UniCredit	188,572	8,263,065
Unipol Gruppo	62,827	746,216
		26,858,490
Japan — 11.31%
A&A Material	1,800	14,741
A&D HOLON Holdings	1,800	26,438
Achilles	3,900	40,296
AIT	4,100	48,667
Akatsuki	2,700	38,286
AlphaPolis †	1,500	23,973
Amano	3,000	89,880
Amiyaki Tei	3,600	47,491
Anest Iwata	7,200	66,677
Avant Group	2,000	31,365
Axell	1,200	11,088
Axial Retailing	4,000	26,161
BIPROGY	6,700	226,558
BML	10,600	195,590
Brother Industries	7,600	147,003
Business Brain Showa-Ota	1,800	22,718
Business Engineering	1,100	32,374
Capcom	29,300	678,451
Central Glass	3,600	85,163
Computer Engineering & Consulting	4,100	53,345
CTI Engineering	2,000	62,898
Dai Nippon Toryo	4,200	31,852
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Daihatsu Diesel Manufacturing	6,500	$ 63,270
Dai-ichi Life Holdings	25,700	658,392
Dainichiseika Color & Chemicals Manufacturing	2,100	43,907
Daiwa Industries	4,700	48,006
Densan System Holdings	1,500	27,751
Digital Arts	1,000	34,302
Doshisha	3,300	49,434
Double Standard	2,300	24,884
Eisai	5,400	200,821
Elecom	27,700	279,650
en Japan	24,100	407,801
Fabrica Holdings	2,500	32,614
FANUC	84,200	2,454,674
Fast Retailing	7,400	2,441,524
Forum Engineering	7,400	47,986
Fujitsu	227,510	4,646,760
Fukushima Galilei	1,100	41,865
Fuso Pharmaceutical Industries	600	9,380
Gakujo	2,600	32,255
Glory	4,600	81,870
Hamakyorex	5,600	48,626
Hennge †	3,000	24,255
Hisamitsu Pharmaceutical	4,900	131,701
Hitachi	32,200	847,091
Hito Communications Holdings	2,900	17,413
Hokkaido Gas	8,000	33,174
Horiba	600	39,008
Hosokawa Micron	1,900	54,201
Ichiken	3,100	53,599
Ichikoh Industries	9,200	28,613
Ichiyoshi Securities	1,100	5,158
ID Holdings	3,000	29,055
Idemitsu Kosan	26,000	185,966
I-PEX	9,200	100,433
ISB	3,100	31,404
Itfor	8,900	85,207
IwaiCosmo Holdings	3,200	44,418
Iwaki	4,900	98,256
JAC Recruitment	34,000	180,734
Japan Exchange Group	22,000	284,022
Japan Lifeline	6,600	56,253
Japan Medical Dynamic Marketing	14,400	72,038
Japan Post Holdings	104,500	993,195
Japan Post Insurance	13,500	244,592
Japan System Techniques	19,600	268,379
JK Holdings	3,600	24,998
JSP	3,400	45,846
Kanamoto	6,000	124,195
Kato Works	19,900	163,381

	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
KDDI	19,000	$ 607,313
Keyence	8,000	3,805,044
Kitz	8,000	57,944
KNT-CT Holdings †	5,100	47,727
Kokuyo	7,400	130,314
Konami Group	1,300	131,560
Konoike Transport	10,000	173,317
Kyowa Kirin	13,100	230,327
LIFULL †	13,500	13,338
Look Holdings	2,200	39,722
Maezawa Industries	4,400	38,727
Maruzen Showa Unyu	3,200	121,565
Marvelous	9,000	36,758
Matching Service Japan	8,100	57,147
Matsuoka	2,400	29,890
Maxell	13,400	171,457
Mazda Motor	69,000	513,689
Meidensha	7,900	183,862
MEITEC Group Holdings	4,600	101,490
Melco Holdings	1,700	27,110
MIMAKI ENGINEERING	3,900	37,039
Miroku Jyoho Service	14,900	192,308
Mitani Sangyo	10,400	23,228
Mitsubishi Electric	37,500	601,018
Mitsubishi Kakoki Kaisha	1,600	39,353
Mitsubishi Research Institute	6,400	185,243
MIXI	19,200	368,704
Money Forward †	45,200	1,841,965
MonotaRO	254,100	4,238,683
MORESCO	2,700	22,881
Moriroku Holdings	4,500	69,602
Morito	4,900	47,457
MS&AD Insurance Group Holdings	41,900	970,791
Naigai Trans Line	1,600	32,495
NEC	50,700	4,850,409
NEOJAPAN	3,500	46,732
NIDEC	100,800	2,108,226
Nihon Chouzai	8,300	78,135
Nihon Kohden	200	2,960
Nihon M&A Center Holdings	805,300	3,668,324
Nihon Trim	1,000	25,048
Nintendo	74,300	3,947,503
Nippon Shinyaku	5,400	139,992
Nippon Thompson	11,900	38,997
Nissin	1,500	43,208
Nisso Holdings	14,500	81,618
Nitto Seiko	4,900	19,399
NS Solutions	4,000	103,948
Obic	25,500	895,272
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
OBIC Business Consultants	600	$ 30,988
Okamura	2,700	37,140
Okinawa Financial Group	3,700	58,644
Olympus	232,100	4,390,077
Optim †	3,900	16,444
Oro	1,600	28,900
Osaki Electric	12,200	62,645
Otsuka	55,800	1,375,928
Persol Holdings	268,400	479,562
PR Times †	2,200	26,573
Pronexus	2,600	22,522
Rasa	2,000	19,899
Recruit Holdings	186,900	11,319,983
Rheon Automatic Machinery	3,300	31,134
Ricoh	46,300	496,906
Sakata INX	3,000	33,627
Sansan †	3,600	53,828
Santen Pharmaceutical	13,200	159,300
Sanyo Shokai	3,100	51,334
Sato Shoji	400	3,830
SCREEN Holdings	8,200	568,994
Sekisui Kasei	7,100	19,365
Shibaura Machine	600	16,490
Shibuya	1,400	37,015
Shikoku Bank	4,500	30,151
Shimadaya †	1,700	22,473
Shimano	21,600	4,083,298
Shindengen Electric Manufacturing	1,400	22,842
Shinnihonseiyaku	2,500	29,744
Shiseido	97,800	2,636,806
Shofu	3,000	48,468
SIGMAXYZ Holdings	1,400	16,384
SMC	8,500	3,764,307
SMK	1,300	20,713
SMS	9,100	136,540
Soda Nikka	1,800	14,528
Sodick	12,100	67,182
Softcreate Holdings	2,100	26,972
Soliton Systems	16,300	120,442
Sompo Holdings	5,200	115,813
Sony Group	412,500	7,971,604
Space	2,900	24,657
SRA Holdings	3,400	101,012
Star Micronics	7,200	96,334
Step	1,800	24,209
Subaru	59,700	1,030,965
Sugimoto & Co.	3,000	28,638
Sun Asterisk †	9,800	35,729
Sun-Wa Technos	100	1,328

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Suzuken	8,800	$ 306,324
System Research	4,200	41,496
T&D Holdings	12,200	211,786
Tadano	5,100	33,902
T-Gaia	27,150	693,272
TIS	33,600	853,530
TKC	1,700	45,243
Tochigi Bank	15,400	28,180
Tokio Marine Holdings	30,700	1,117,354
Tokyo Rope Manufacturing	4,400	33,186
Toli	12,100	32,160
Topy Industries	3,000	41,225
Toyo Engineering	6,200	31,318
Toyo Kanetsu	2,900	80,811
Trend Micro	34,500	2,036,994
Tsubakimoto Chain	13,800	180,415
Tsugami	7,200	74,242
TV Asahi Holdings	3,200	44,218
Ubicom Holdings	4,200	41,847
Unipres	4,200	32,641
ValueCommerce	2,400	18,719
Vector	7,200	45,838
Warabeya Nichiyo Holdings	300	4,851
Will Group	3,200	21,998
Wowow	2,000	14,402
Xebio Holdings	3,700	32,282
YAMADA Consulting Group	2,900	45,419
Yamaichi Electronics	4,000	69,967
Yorozu	3,800	28,502
Yushin Precision Equipment	6,700	30,114
Zacros	1,300	39,843
Zenrin	14,400	87,567
ZIGExN	29,300	123,336
		95,517,460
Kazakhstan — 0.39%
Kaspi.KZ JSC ADR	31,194	3,306,252
		3,306,252
Malaysia — 0.20%
Hap Seng Plantations Holdings	6,900	2,845
Hong Leong Bank	14,700	76,860
Lingkaran Trans Kota Holdings =, †	42,600	38
Magni-Tech Industries	32,900	20,186
RHB Bank	79,500	119,149
Ta Ann Holdings	49,000	46,344
Tenaga Nasional	164,200	575,008
YTL	244,500	148,829
YTL Power International	798,400	708,656
		1,697,915
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico — 0.02%
Ternium ADR	4,329	$ 159,783
		159,783
Monaco — 0.02%
Costamare	9,101	143,068
		143,068
Netherlands — 5.02%
ABN AMRO Bank CVA	15,139	273,086
Adyen †	4,236	6,613,685
Arcadis	1,820	126,013
ASML Holding	7,250	6,017,244
EXOR	39,270	4,203,043
IMCD	34,167	5,929,344
Koninklijke Philips †	22,587	739,699
NN Group	70,435	3,510,963
Pluxee †	2,073	43,701
Topicus.com	50,916	4,804,540
Van Lanschot Kempen CVA	1,316	62,478
Wolters Kluwer	59,807	10,072,671
		42,396,467
Norway — 0.50%
Aker Carbon Capture †	1,419,028	852,523
DNB Bank	7,348	150,679
Hoegh Autoliners	28,134	362,841
Hunter Group †	3,214	542
Kongsberg Gruppen	11,793	1,153,268
Norconsult Norge	12,574	42,537
Telenor	131,904	1,687,399
		4,249,789
Panama — 0.32%
Copa Holdings Class A	28,389	2,664,024
		2,664,024
Philippines — 0.02%
Ginebra San Miguel	31,190	147,385
		147,385
Poland — 0.64%
Bank Millennium †	1,256	2,780
Bank Polska Kasa Opieki	108,024	4,122,818
Benefit Systems	62	42,445
CD Projekt	4,995	226,001
Powszechny Zaklad Ubezpieczen	88,044	962,560
Unimot	285	10,470
		5,367,074
Portugal — 0.04%
Banco Comercial Portugues Class R	652,064	294,258

	Number of shares	Value (US $)
Common StocksΔ (continued)
Portugal (continued)
Sonae	13,626	$ 14,394
		308,652
Russia — 0.00%
GMK Norilskiy Nickel =	1,009,500	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore — 0.66%
China Aviation Oil Singapore	31,800	22,392
Riverstone Holdings	119,000	81,941
Samudera Shipping Line	237,400	150,540
Sea ADR †	54,203	5,110,259
Singapore Exchange	20,597	183,013
		5,548,145
South Africa — 0.62%
Discovery	521,063	5,181,225
OUTsurance Group	18,695	62,802
		5,244,027
South Korea — 2.66%
BNK Financial Group	55,107	380,949
Coupang †	175,474	4,307,887
Crown Confectionery	1,504	10,052
DB Insurance	1,001	85,962
Hana Financial Group	42,333	1,903,480
JB Financial Group	46,074	539,415
KB Financial Group	27,255	1,686,113
Korean Reinsurance	1,572	9,905
Krafton †	725	189,885
KT	14,694	451,708
LG Electronics	22,703	1,810,754
Sambo Corrugated Board	3,512	25,030
Samsung Electronics	194,604	9,152,058
SeAH Holdings	268	20,678
Shinhan Financial Group	21,646	918,676
Woori Financial Group	82,927	982,923
		22,475,475
Spain — 2.15%
Amadeus IT Group	82,447	5,958,090
Banco Bilbao Vizcaya Argentaria	132,671	1,433,704
CaixaBank	558,830	3,336,739
Industria de Diseno Textil	122,170	7,226,696
Logista Integral	5,763	173,592
		18,128,821
Sweden — 2.35%
Atlas Copco Class B	492,375	8,426,156
Careium †	276	886
Doro	416	1,372
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
IAR Systems Group	1,850	$ 29,692
Instalco	115	473
MIPS	36,732	1,956,706
Paradox Interactive	4	71
Skandinaviska Enskilda Banken Class A	164,417	2,513,403
Telefonaktiebolaget LM Ericsson ADR	538,392	4,081,011
Telia	112,903	365,084
Volvo Class B	93,513	2,469,531
		19,844,385
Switzerland — 6.45%
ABB	170,982	9,897,097
Accelleron Industries	540	27,971
BKW	2,759	500,066
Cie Financiere Richemont Class A	30,503	4,822,238
Givaudan	316	1,732,428
Logitech International	70,957	6,334,863
Nestle	45,021	4,519,388
Novartis	29,465	3,382,200
On Holding Class A †	2,080	104,312
Roche Holding	51,321	16,408,652
Schindler Holding	12,204	3,576,052
UBS Group †	17,998	554,177
Wizz Air Holdings †	100,214	1,942,726
Zehnder Group	9,928	649,863
		54,452,033
Taiwan — 7.35%
Anpec Electronics	5,000	32,310
Arcadyan Technology	224,000	1,005,103
Asustek Computer	360,000	6,290,743
Azurewave Technologies	16,000	22,094
Chicony Electronics	63,000	326,482
ChipMOS Technologies	1,229,000	1,456,322
Compal Electronics	235,000	247,278
Elan Microelectronics	46,000	207,132
Elitegroup Computer Systems	30,000	23,747
Ennoconn	47,000	429,210
Evergreen Marine Taiwan	458,000	2,908,947
Everlight Electronics	59,000	141,690
Hon Hai Precision Industry	688,000	4,076,280
International Games System	63,000	1,962,871
ITE Technology	136,000	605,944
Keystone Microtech	7,000	76,644
MediaTek	170,000	6,311,914
MPI	13,000	306,859
Novatek Microelectronics	211,000	3,453,715
Pegatron	263,000	855,987
Phison Electronics	12,000	187,319

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Pixart Imaging	26,000	$ 221,004
Pou Chen	327,000	373,534
Radiant Opto-Electronics	11,000	67,606
Realtek Semiconductor	164,000	2,440,839
Silicon Motion Technology ADR	2,181	132,474
Sitronix Technology	20,000	144,408
Sonix Technology	20,000	29,166
Systex	5,000	20,065
Taiwan Semiconductor Manufacturing	897,000	27,125,559
Ventec International Group	36,000	79,630
Weblink International	25,000	45,187
Yang Ming Marine Transport	199,000	433,887
		62,041,950
Thailand — 0.58%
Bangkok Bank NVDR	621,800	2,908,271
Kasikornbank NVDR	141,247	658,443
PTT Exploration & Production NVDR	322,700	1,313,766
Susco NVDR	424,000	44,275
		4,924,755
Türkiye — 0.02%
Eldorado Gold †	11,600	201,646
		201,646
Ukraine — 0.04%
Ferrexpo †	544,206	351,056
		351,056
United Arab Emirates — 0.87%
Abu Dhabi Commercial Bank PJSC	204,387	468,531
Emaar Properties PJSC	2,080,589	4,939,420
Emirates NBD Bank PJSC	344,711	1,905,129
		7,313,080
United Kingdom — 2.47%
AJ Bell	5,283	31,749
B&M European Value Retail	551,129	3,059,326
Barclays	403,067	1,210,056
Barclays ADR	170,918	2,076,654
Bloomsbury Publishing	7,978	71,890
Centrica	1,594,574	2,486,821
Costain Group	9,855	12,991
Gamma Communications	14,726	328,395
Gem Diamonds †	5,047	730
Greggs	19	794
International Consolidated Airlines Group	121,313	333,137
Investec	312,725	2,371,117
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Man Group	52,906	$ 149,812
NatWest Group	296,329	1,362,453
Oxford Nanopore Technologies †	426,007	906,154
Polar Capital Holdings	20,918	149,899
Sage Group	69,010	945,234
Standard Chartered	57,911	613,973
Unilever	72,829	4,711,673
		20,822,858
United States — 2.11%
Atlassian Class A †	4,165	661,443
CyberArk Software †	1,949	568,348
GSK ADR	13,719	560,833
JBS	103,600	601,134
Monday.com †	15,495	4,304,046
Spotify Technology †	30,213	11,134,397
		17,830,201
Total Common Stocks (cost $712,450,831)		829,607,289

Preferred Stocks — 0.62%Δ
Brazil — 0.49%
Cia Energetica de Minas Gerais 14.19% ω	285,300	599,645
Gerdau 4.64% ω	130,100	457,094
Itausa 6.94% ω	155,500	317,125
Petroleo Brasileiro 12.88% ω	417,200	2,763,107
		4,136,971
Germany — 0.13%
Henkel AG & Co. 2.21% ω	12,127	1,139,330
		1,139,330
Total Preferred Stocks (cost $5,007,087)		5,276,301

Exchange-Traded Funds — 0.50%
iShares MSCI Canada ETF	6,188	256,926
iShares MSCI EAFE ETF	33,478	2,799,765
iShares MSCI Emerging Markets ETF	24,688	1,132,192
Total Exchange-Traded Funds (cost $3,919,439)		4,188,883

Warrants — 0.00%
Canada — 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

	Number ofshares	Value (US $)
Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	464,213	$ 464,213
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	464,214	464,214
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	464,213	464,213
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	464,214	464,214
Total Short-Term Investments (cost $1,856,854)		1,856,854
Total Value of Securities—99.61% (cost $723,234,211)		$840,929,327

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $126,191, which represented 0.01% of the Fund’s net assets. See Note 8 in "Notes to financial statements" and the table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$94,810
Acevector Limited Series G	10/29/14	396,443	31,381
Total		$1,395,925	$126,191
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
CVA – Certified Dutch Certificate
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Large Cap Growth Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.35%♦
Communication Services — 12.87%
Alphabet Class A	400,504	$ 66,423,588
Alphabet Class C	391,803	65,505,544
Meta Platforms Class A	146,139	83,655,809
Netflix †	60,116	42,638,475
Spotify Technology †	7,784	2,868,638
Trade Desk Class A †	43,382	4,756,836
		265,848,890
Consumer Discretionary — 12.64%
Amazon.com †	663,803	123,686,413
AutoZone †	765	2,409,781
Chipotle Mexican Grill †	366,109	21,095,201
Deckers Outdoor †	6,510	1,038,019
DoorDash Class A †	53,099	7,578,820
Grand Canyon Education †	28,203	4,000,595
H&R Block	23,312	1,481,478
Lululemon Athletica †	29,699	8,058,824
Magic Leap Class A =, †	2,058	2,798
Ollie's Bargain Outlet Holdings †	1,262	122,666
O'Reilly Automotive †	390	449,124
Pool	4,657	1,754,758
PulteGroup	23,535	3,377,979
Ross Stores	52,085	7,839,313
Starbucks	48,119	4,691,121
Tesla †	190,387	49,810,951
TJX	72,766	8,552,916
Wingstop	31,472	13,094,870
Yum! Brands	14,550	2,032,780
		261,078,407
Consumer Staples — 2.84%
Coca-Cola	59,411	4,269,275
Colgate-Palmolive	53,146	5,517,086
Constellation Brands Class A	24,698	6,364,428
Costco Wholesale	39,993	35,454,594
PepsiCo	27,639	4,700,012
Procter & Gamble	13,715	2,375,438
		58,680,833
Energy — 0.54%
EOG Resources	51,717	6,357,571
Schlumberger	112,736	4,729,275
		11,086,846
Financials — 7.77%
Allstate	28,771	5,456,420
American Express	34,576	9,377,011
Block †	131,776	8,846,123
Brown & Brown	27,320	2,830,352
Equitable Holdings	18,127	761,878
Kinsale Capital Group	3,002	1,397,641
Marsh & McLennan	29,264	6,528,506
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Mastercard Class A	110,290	$ 54,461,202
MSCI	33,193	19,349,195
Popular	56,726	5,687,916
Primerica	8,790	2,330,668
Progressive	34,731	8,813,339
Ryan Specialty Holdings	38,727	2,571,086
SLM	147,145	3,365,206
Tradeweb Markets Class A	49,169	6,080,730
Visa Class A	82,487	22,679,801
		160,537,074
Healthcare — 9.16%
AbbVie	37,593	7,423,866
Alnylam Pharmaceuticals †	34,714	9,547,391
Chemed	544	326,928
Dexcom †	44,806	3,003,794
Doximity Class A †	90,131	3,927,008
Edwards Lifesciences †	46,575	3,073,484
Eli Lilly & Co.	67,086	59,434,171
Exelixis †	153,141	3,974,009
Genmab †	9,080	2,196,594
HCA Healthcare	13,655	5,549,802
IDEXX Laboratories †	6,671	3,370,322
Inspire Medical Systems †	7,252	1,530,534
Insulet †	12,626	2,938,701
Intuitive Surgical †	47,784	23,474,846
Medpace Holdings †	10,366	3,460,171
Merck & Co.	135,579	15,396,351
Neurocrine Biosciences †	27,622	3,182,607
Regeneron Pharmaceuticals †	14,757	15,513,149
ResMed	7,531	1,838,468
UnitedHealth Group	22,434	13,116,711
Waters †	9,458	3,403,839
Zoetis	17,702	3,458,617
		189,141,363
Industrials — 4.98%
Acuity Brands	21,640	5,959,440
Advanced Drainage Systems	36,576	5,748,284
Armstrong World Industries	51,163	6,724,353
Automatic Data Processing	6,894	1,907,777
Broadridge Financial Solutions	10,339	2,223,195
Cintas	66,725	13,737,343
Comfort Systems USA	3,755	1,465,764
Copart †	81,520	4,271,648
Donaldson	37,248	2,745,178
EMCOR Group	11,234	4,836,574
Fortive	73,023	5,763,705
Howmet Aerospace	38,632	3,872,858
Johnson Controls International	27,693	2,149,254
Lockheed Martin	25,194	14,727,405

	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Nordson	13,105	$ 3,441,766
Trane Technologies	21,529	8,368,968
Uber Technologies †	125,083	9,401,238
Westinghouse Air Brake Technologies	25,611	4,655,311
Yaskawa Electric	23,300	810,252
		102,810,313
Information Technology — 47.02%
Adobe †	15,751	8,155,553
Advanced Micro Devices †	48,089	7,890,443
Analog Devices	47,535	10,941,131
Appfolio Class A †	14,418	3,393,997
Apple	1,083,269	252,401,677
Applied Materials	127,633	25,788,248
AppLovin Class A †	2,940	383,817
Arista Networks †	29,386	11,278,935
ASML Holding	12,140	10,075,771
Autodesk †	1,051	289,529
Broadcom	153,966	26,559,135
Cloudflare Class A †	34,526	2,792,808
Cognex	26,225	1,062,112
Datadog Class A †	73,034	8,403,292
DocuSign †	111,465	6,920,862
Dynatrace †	135,044	7,220,803
Fair Isaac †	9,701	18,854,088
Fortinet †	72,164	5,596,318
Gartner †	8,694	4,405,771
Gitlab Class A †	94,425	4,866,664
Keyence	13,300	6,325,886
KLA	4,937	3,823,262
Lam Research	7,943	6,482,123
Lattice Semiconductor †	72,640	3,855,005
Manhattan Associates †	8,222	2,313,506
Microsoft	423,169	182,089,621
Monolithic Power Systems	3,069	2,837,290
Motorola Solutions	10,961	4,928,394
NetApp	87,417	10,796,874
NVIDIA	1,860,464	225,934,748
Okta †	83,902	6,237,275
Onto Innovation †	17,414	3,614,450
Oracle	70,204	11,962,762
Palantir Technologies Class A †	68,788	2,558,914
QUALCOMM	80,959	13,767,078
Salesforce	90,073	24,653,881
ServiceNow †	11,204	10,020,746
Smartsheet Class A †	119,037	6,589,888
Synopsys †	13,902	7,039,834
VeriSign †	3,856	732,486
Workday Class A †	27,977	6,837,859
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Zscaler †	60,526	$ 10,346,314
		971,029,150
Materials — 0.72%
Ecolab	34,280	8,752,712
Southern Copper	53,328	6,168,450
		14,921,162
Real Estate — 0.60%
Lamar Advertising Class A	25,962	3,468,523
Simon Property Group	53,370	9,020,598
		12,489,121
Utilities — 0.21%
NRG Energy	47,884	4,362,232
		4,362,232
Total Common Stocks (cost $1,206,848,982)		2,051,985,391

Rights — 0.00%
Healthcare — 0.00%
ABIOMED =, †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.70%
Money Market Mutual Funds — 0.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	3,601,510	3,601,510
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	3,601,511	3,601,511
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	3,601,510	3,601,510
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	3,601,511	3,601,511
Total Short-Term Investments (cost $14,406,042)		14,406,042
Total Value of Securities—100.05% (cost $1,221,255,024)		$2,066,407,446
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

Schedules of investments
Optimum Large Cap Growth Fund
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
The following forward foreign currency exchange contracts were outstanding at September 30, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
UBS	JPY	(371,330,610)	USD	2,615,319	12/20/24	$2,172
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	See Note 5 in “Notes to financial statements.”
Summary of abbreviations:
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.64%
Communication Services — 3.96%
Alphabet Class A	61,327	$ 10,171,083
Comcast Class A	410,304	17,138,398
Fox Class A	216,530	9,165,715
Meta Platforms Class A	24,036	13,759,168
Verizon Communications	226,633	10,178,088
Walt Disney	158,765	15,271,605
		75,684,057
Consumer Discretionary — 3.58%
Darden Restaurants	59,038	9,689,907
General Motors	188,574	8,455,658
Lowe's	141,530	38,333,400
Marriott International Class A	47,670	11,850,762
		68,329,727
Consumer Staples — 6.83%
Diageo	296,301	10,311,514
Kenvue	438,210	10,135,797
Kimberly-Clark	48,756	6,937,004
Mondelez International Class A	324,885	23,934,278
Nestle	109,938	11,036,017
PepsiCo	125,507	21,342,465
Procter & Gamble	62,571	10,837,297
Reckitt Benckiser Group	86,913	5,318,398
Target	157,986	24,623,698
Tyson Foods Class A	100,685	5,996,799
		130,473,267
Energy — 6.73%
Chevron	83,898	12,355,658
ConocoPhillips	325,639	34,283,274
EOG Resources	149,070	18,325,175
Exxon Mobil	368,326	43,175,174
Phillips 66	57,170	7,514,997
Schlumberger	308,674	12,948,874
		128,603,152
Financials — 24.12%
American Express	116,116	31,490,659
Aon Class A	65,686	22,726,699
Bank of America	431,993	17,141,482
Berkshire Hathaway Class B †	41,081	18,907,941
BlackRock	31,862	30,253,288
Chubb	62,889	18,136,559
Citigroup	208,374	13,044,212
Hartford Financial Services Group	139,959	16,460,578
Intercontinental Exchange	94,694	15,211,644
JPMorgan Chase & Co.	362,691	76,477,024
KKR & Co.	86,094	11,242,154
Marsh & McLennan	100,134	22,338,894
Morgan Stanley	174,849	18,226,260
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Nasdaq	212,089	$ 15,484,618
PayPal Holdings †	139,817	10,909,920
PNC Financial Services Group	60,123	11,113,737
Progressive	146,218	37,104,280
Prudential Financial	49,103	5,946,373
S&P Global	30,126	15,563,694
State Street	48,340	4,276,640
Travelers	125,908	29,477,581
Truist Financial	91,858	3,928,767
Wells Fargo & Co.	274,385	15,500,009
		460,963,013
Healthcare — 16.00%
Abbott Laboratories	255,101	29,084,065
AbbVie	157,462	31,095,596
Amgen	30,586	9,855,115
Avantor †	271,778	7,030,897
Becton Dickinson and Co.	52,816	12,733,938
Boston Scientific †	224,251	18,792,234
Cencora	42,352	9,532,588
Cigna Group	82,414	28,551,506
Elevance Health	26,189	13,618,280
Gilead Sciences	137,885	11,560,278
Johnson & Johnson	194,045	31,446,933
McKesson	42,860	21,190,841
Medtronic	30,812	2,774,004
Merck & Co.	187,243	21,263,315
Pfizer	468,207	13,549,911
Roche Holding	4,203	1,343,808
Thermo Fisher Scientific	26,785	16,568,397
UnitedHealth Group	44,006	25,729,428
		305,721,134
Industrials — 16.23%
Boeing †	74,217	11,283,953
Canadian National Railway	38,825	4,548,349
Carrier Global	185,488	14,929,929
Caterpillar	38,217	14,947,433
CSX	365,130	12,607,939
Delta Air Lines	234,645	11,917,620
Eaton	38,637	12,805,847
Equifax	33,404	9,816,099
General Dynamics	69,060	20,869,932
Honeywell International	145,683	30,114,133
Illinois Tool Works	36,040	9,445,003
Northrop Grumman	37,489	19,796,816
Otis Worldwide	31,214	3,244,383
Owens Corning	66,514	11,741,051
PACCAR	88,747	8,757,554
Parker-Hannifin	31,629	19,983,835
Quanta Services	57,138	17,035,695

Schedules of investments
Optimum Large Cap Value Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
RTX	300,598	$ 36,420,454
Textron	127,072	11,256,038
Trane Technologies	17,077	6,638,342
Union Pacific	73,011	17,995,751
Veralto	5,185	579,994
WW Grainger	3,366	3,496,634
		310,232,784
Information Technology — 8.49%
Accenture Class A	53,316	18,846,140
Analog Devices	83,260	19,163,954
Broadcom	69,162	11,930,445
CDW	10,334	2,338,584
Cisco Systems	269,091	14,321,023
KLA	17,960	13,908,404
Micron Technology	107,335	11,131,713
Microsoft	28,275	12,166,732
Motorola Solutions	36,955	16,616,077
NXP Semiconductors	43,252	10,380,913
ON Semiconductor †	69,427	5,041,094
Oracle	67,635	11,525,004
Texas Instruments	72,450	14,965,996
		162,336,079
Materials — 3.63%
Air Products and Chemicals	37,301	11,106,000
Corteva	86,088	5,061,113
DuPont de Nemours	239,947	21,381,677
Freeport-McMoRan	229,537	11,458,487
Martin Marietta Materials	18,759	10,097,032
PPG Industries	42,185	5,587,825
Sherwin-Williams	12,116	4,624,314
		69,316,448
Real Estate — 3.21%
American Tower	54,800	12,744,288
Equity LifeStyle Properties	87,549	6,245,746
Prologis	204,699	25,849,390
Public Storage	45,397	16,518,606
		61,358,030
Utilities — 5.86%
American Electric Power	41,644	4,272,674
Dominion Energy	257,040	14,854,342
Duke Energy	306,608	35,351,902
Exelon	162,391	6,584,955
NextEra Energy	168,684	14,258,859
PG&E	549,512	10,863,852
Southern	211,751	19,095,705
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Xcel Energy	101,275	$ 6,613,258
		111,895,547
Total Common Stocks (cost $1,282,296,710)		1,884,913,238

Short-Term Investments — 1.40%
Money Market Mutual Funds — 1.40%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	6,701,107	6,701,107
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	6,701,108	6,701,108
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	6,701,107	6,701,107
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	6,701,107	6,701,107
Total Short-Term Investments (cost $26,804,429)		26,804,429
Total Value of Securities—100.04% (cost $1,309,101,139)		$1,911,717,667
†	Non-income producing security.
Summary of abbreviations:
LLC – Limited Liability Corporation
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.00%
Communication Services — 1.08%
Lions Gate Entertainment Class B †	181,316	$ 1,254,707
TKO Group Holdings †	55,465	6,861,575
		8,116,282
Consumer Discretionary — 11.71%
Academy Sports & Outdoors	46,700	2,725,412
Birkenstock Holding †	63,522	3,130,999
Boot Barn Holdings †	42,854	7,168,617
Burlington Stores †	26,537	6,991,969
Cava Group †	18,028	2,232,768
Champion Homes †	35,546	3,371,538
Chewy Class A †	153,015	4,481,809
Churchill Downs	77,155	10,432,128
Dutch Bros Class A †	58,471	1,872,826
Floor & Decor Holdings Class A †	32,410	4,024,350
International Game Technology	202,705	4,317,616
Meritage Homes	40,019	8,206,696
Modine Manufacturing †	25,930	3,443,245
Ollie's Bargain Outlet Holdings †	36,439	3,541,871
On Holding Class A †	148,638	7,454,196
Patrick Industries	29,475	4,196,356
Sweetgreen Class A †	94,271	3,341,907
Valvoline †	63,250	2,647,012
VF	201,928	4,028,464
		87,609,779
Consumer Staples — 3.40%
BJ's Wholesale Club Holdings †	95,890	7,909,007
elf Beauty †	18,616	2,029,703
Freshpet †	51,493	7,042,698
Oddity Tech Class A †	47,919	1,934,969
Performance Food Group †	61,782	4,841,855
SunOpta †	260,209	1,660,133
		25,418,365
Energy — 1.87%
Civitas Resources	34,614	1,753,891
Matador Resources	188,818	9,331,386
TechnipFMC	110,639	2,902,061
		13,987,338
Financials — 13.03%
Baldwin Insurance Group †	116,463	5,799,857
BGC Group Class A	385,888	3,542,452
Bowhead Specialty Holdings †	38,181	1,069,450
Essent Group	57,191	3,676,809
Evercore Class A	31,093	7,877,101
Flywire †	129,088	2,115,752
Kinsale Capital Group	7,159	3,333,016
Lazard	162,726	8,198,136
MarketAxess Holdings	6,908	1,769,830
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Palomar Holdings †	28,189	$ 2,668,653
PennyMac Financial Services	92,042	10,490,027
Pinnacle Financial Partners	79,352	7,774,115
Ryan Specialty Holdings	71,639	4,756,113
Shift4 Payments Class A †	37,784	3,347,662
Skyward Specialty Insurance Group †	91,935	3,744,513
StepStone Group Class A	70,688	4,017,199
Stifel Financial	62,730	5,890,347
Triumph Financial †	49,823	3,962,921
Virtu Financial Class A	84,918	2,586,602
Western Alliance Bancorp	89,302	7,723,730
WEX †	15,163	3,180,136
		97,524,421
Healthcare — 21.14%
Addus HomeCare †	25,233	3,356,746
ADMA Biologics †	127,574	2,550,204
Amicus Therapeutics †	235,445	2,514,553
Apellis Pharmaceuticals †	36,227	1,044,787
Applied Therapeutics †	209,341	1,779,398
Avantor †	594,942	15,391,150
Axsome Therapeutics †	23,108	2,076,716
Azenta †	30,969	1,500,138
BioCryst Pharmaceuticals †	249,495	1,896,162
Biohaven †	43,909	2,194,133
BioLife Solutions †	95,125	2,381,930
Blueprint Medicines †	30,591	2,829,667
CONMED	33,177	2,386,090
Crinetics Pharmaceuticals †	45,612	2,330,773
Cytokinetics †	43,900	2,317,920
Dynavax Technologies †	204,613	2,279,389
Encompass Health	40,645	3,927,933
Evolent Health Class A †	92,415	2,613,496
Glaukos †	37,708	4,912,598
Haemonetics †	45,920	3,691,050
Halozyme Therapeutics †	49,803	2,850,724
HealthEquity †	32,733	2,679,196
ICON †	18,482	5,310,063
Illumina †	37,100	4,838,211
Immunovant †	63,884	1,821,333
Inari Medical †	56,712	2,338,803
Insmed †	54,314	3,964,922
Ionis Pharmaceuticals †	41,593	1,666,216
iRhythm Technologies †	31,007	2,301,960
Kiniksa Pharmaceuticals International †	76,060	1,900,739
Lantheus Holdings †	36,976	4,058,116
Maravai LifeSciences Holdings Class A †	221,651	1,841,920

Schedules of investments
Optimum Small-Mid Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Myriad Genetics †	97,593	$ 2,673,072
Natera †	35,017	4,445,408
Neogen †	178,285	2,996,971
Neurocrine Biosciences †	20,262	2,334,588
Paragon 28 †	152,908	1,021,425
Phreesia †	96,298	2,194,631
Privia Health Group †	99,261	1,807,543
PROCEPT BioRobotics †	22,613	1,811,754
RadNet †	36,302	2,518,996
Sarepta Therapeutics †	27,910	3,485,680
SpringWorks Therapeutics †	53,381	1,710,327
Stevanato Group	118,895	2,377,900
Syndax Pharmaceuticals †	63,352	1,219,526
TransMedics Group †	24,135	3,789,195
Twist Bioscience †	101,324	4,577,818
Ultragenyx Pharmaceutical †	94,860	5,269,473
US Physical Therapy	30,083	2,545,924
Vaxcyte †	26,133	2,986,218
Viking Therapeutics †	41,391	2,620,464
Viridian Therapeutics †	114,025	2,594,069
Waystar Holding †	131,503	3,667,619
		158,195,637
Industrials — 22.39%
AAR †	32,639	2,133,285
Advanced Drainage Systems	24,336	3,824,646
Applied Industrial Technologies	21,232	4,737,496
Axon Enterprise †	15,478	6,185,009
AZEK †	62,261	2,913,815
Boise Cascade	21,206	2,989,622
Builders FirstSource †	19,162	3,714,745
Chart Industries †	23,255	2,886,876
Core & Main Class A †	69,140	3,069,816
Crane	28,057	4,440,862
Curtiss-Wright	6,053	1,989,561
Dycom Industries †	23,489	4,629,682
Embraer ADR †	105,729	3,739,635
EMCOR Group	4,544	1,956,328
Flowserve	53,747	2,778,182
Fluence Energy †	168,400	3,824,364
Fluor †	150,276	7,169,668
FTAI Aviation	34,972	4,647,779
FTI Consulting †	22,916	5,214,765
Generac Holdings †	17,921	2,847,288
GXO Logistics †	41,014	2,135,599
ICF International	31,751	5,295,749
KBR	71,274	4,642,076
Kirby †	22,993	2,815,033
Knight-Swift Transportation Holdings	135,316	7,300,298
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Kratos Defense & Security Solutions †	97,861	$ 2,280,161
MasTec †	20,730	2,551,863
Montrose Environmental Group †	72,611	1,909,669
MYR Group †	20,781	2,124,442
OPENLANE †	107,985	1,822,787
Parsons †	19,230	1,993,766
Paylocity Holding †	18,963	3,128,326
RB Global	21,073	1,696,166
RBC Bearings †	14,030	4,200,301
Schneider National Class B	76,669	2,188,133
SPX Technologies †	28,391	4,527,229
SS&C Technologies Holdings	74,263	5,511,057
Sunrun †	277,646	5,014,287
Tetra Tech	110,555	5,213,774
TransUnion	69,310	7,256,757
Verra Mobility †	169,898	4,724,863
Wabash National	106,400	2,041,816
XPO †	75,366	8,102,599
Zurn Elkay Water Solutions	92,500	3,324,450
		167,494,625
Information Technology — 20.08%
Advanced Energy Industries	27,280	2,870,947
AppLovin Class A †	26,699	3,485,555
ASGN †	49,822	4,644,905
BILL Holdings †	32,356	1,707,103
Blend Labs Class A †	1,732,575	6,497,156
Box Class A †	159,594	5,223,512
Braze Class A †	70,825	2,290,481
Ciena †	72,460	4,462,811
Confluent Class A †	105,963	2,159,526
Credo Technology Group Holding †	127,376	3,923,181
CyberArk Software †	26,066	7,601,106
DoubleVerify Holdings †	107,417	1,808,902
FormFactor †	62,750	2,886,500
Itron †	28,714	3,066,942
Jamf Holding †	163,399	2,834,973
JFrog †	97,111	2,820,103
LiveRamp Holdings †	82,181	2,036,445
Lumentum Holdings †	43,474	2,755,382
MicroStrategy Class A †	24,649	4,155,821
Monday.com †	35,486	9,856,946
nCino †	86,314	2,726,659
Nutanix Class A †	46,343	2,745,823
Onto Innovation †	21,523	4,467,314
PagerDuty †	113,054	2,097,152
PAR Technology †	56,413	2,937,989
PTC †	33,311	6,017,965
Pure Storage Class A †	49,424	2,483,062

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Q2 Holdings †	99,929	$ 7,971,336
Rogers †	18,850	2,130,239
Seagate Technology Holdings	38,059	4,168,602
SentinelOne Class A †	111,020	2,655,598
SiTime †	61,947	10,624,530
Sprout Social Class A †	52,525	1,526,902
Synaptics †	20,751	1,609,863
Teradyne	24,227	3,244,722
Trimble †	88,168	5,474,351
Universal Display	19,659	4,126,424
Varonis Systems †	81,011	4,577,122
Zuora Class A †	184,630	1,591,511
		150,265,461
Materials — 2.33%
Element Solutions	217,392	5,904,367
International Flavors & Fragrances	62,320	6,539,238
Orion	124,611	2,219,322
Steel Dynamics	21,682	2,733,666
		17,396,593
Real Estate — 1.97%
Cushman & Wakefield †	221,469	3,018,622
DigitalBridge Group	156,860	2,216,432
Jones Lang LaSalle †	35,206	9,498,931
		14,733,985
Total Common Stocks (cost $639,740,843)		740,742,486

Convertible Preferred Stock — 0.02%
Materials — 0.02%
Honest Series D =, †, π	15,249	115,075
Total Convertible Preferred Stock (cost $697,718)		115,075

Warrant — 0.00%
DraftKings strike price $11.50, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 1.25%
Money Market Mutual Funds — 1.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	2,343,202	2,343,202
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	2,343,202	2,343,202
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	2,343,202	$ 2,343,202
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	2,343,203	2,343,203
Total Short-Term Investments (cost $9,372,809)		9,372,809
Total Value of Securities—100.27% (cost $649,811,370)		$750,230,370
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $115,075, which represented 0.02% of the Fund’s net assets. See Note 8 in "Notes to financial statements" and the following table for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$115,075
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Small-Mid Cap Value Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.27%
Communication Services — 1.83%
AMC Networks Class A †	30,800	$ 267,652
Cargurus †	102,608	3,081,318
Fox Class A	61,600	2,607,528
Nexstar Media Group	18,100	2,992,835
Playtika Holding	189,100	1,497,672
Shutterstock	32,900	1,163,673
TEGNA	69,900	1,103,022
		12,713,700
Consumer Discretionary — 14.29%
Aaron's	45,700	454,715
Academy Sports & Outdoors	26,041	1,519,753
American Axle & Manufacturing Holdings †	93,200	575,976
Autoliv	17,700	1,652,649
AutoNation †	6,600	1,180,872
Bloomin' Brands	74,100	1,224,873
BorgWarner	41,200	1,495,148
Brunswick	21,300	1,785,366
Capri Holdings †	25,588	1,085,955
Dick's Sporting Goods	17,900	3,735,730
El Pollo Loco Holdings †	91,000	1,246,700
Expedia Group †	17,400	2,575,548
Gentex	189,048	5,612,835
Goodyear Tire & Rubber †	375,862	3,326,379
Guess?	47,500	956,175
H&R Block	40,400	2,567,420
Harley-Davidson	59,700	2,300,241
Haverty Furniture	43,900	1,205,933
Jack in the Box	15,291	711,643
Kohl's	47,900	1,010,690
Lear	8,300	905,945
Macy's	73,400	1,151,646
Malibu Boats Class A †	19,500	756,795
Mattel †	93,800	1,786,890
MGM Resorts International †	32,900	1,286,061
Mohawk Industries †	13,600	2,185,248
Nordstrom	28,400	638,716
ODP †	29,100	865,725
Penske Automotive Group	13,400	2,176,428
Perdoceo Education	69,500	1,545,680
Phinia	12,800	589,184
Polaris	11,800	982,232
PulteGroup	30,100	4,320,253
PVH	23,100	2,329,173
Sally Beauty Holdings †	65,000	882,050
Shoe Carnival	400	17,540
Smith & Wesson Brands	67,800	880,044
Steven Madden	184,280	9,027,877
Tapestry	37,600	1,766,448
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Tempur Sealy International	162,295	$ 8,861,307
Toll Brothers	46,500	7,183,785
Travel + Leisure	12,500	576,000
Whirlpool	21,600	2,311,200
Winnebago Industries	28,300	1,644,513
Wyndham Hotels & Resorts	108,114	8,448,028
		99,343,369
Consumer Staples — 3.92%
Albertsons Class A	103,000	1,903,440
Bunge Global	20,700	2,000,448
Conagra Brands	37,200	1,209,744
Herbalife †	112,000	805,280
Ingles Markets Class A	12,677	945,704
Ingredion	30,700	4,219,101
Molson Coors Beverage Class B	78,000	4,486,560
Sprouts Farmers Market †	9,500	1,048,895
US Foods Holding †	172,471	10,606,967
		27,226,139
Energy — 4.89%
APA	51,700	1,264,582
California Resources	36,800	1,930,896
CNX Resources †	101,800	3,315,626
EQT	299,883	10,987,713
Helmerich & Payne	60,200	1,831,284
HF Sinclair	68,100	3,035,217
Murphy Oil	86,387	2,914,697
Scorpio Tankers	30,900	2,203,170
Viper Energy	111,742	5,040,682
Vitesse Energy	9,109	218,798
World Kinect	39,900	1,233,309
		33,975,974
Financials — 24.71%
Affiliated Managers Group	9,500	1,689,100
Ally Financial	70,700	2,516,213
American Financial Group	8,600	1,157,560
Annaly Capital Management	52,450	1,052,672
Apollo Commercial Real Estate Finance	77,600	713,144
Ares Capital	85,300	1,786,182
Associated Banc-Corp	121,500	2,617,110
Banco Latinoamericano de Comercio Exterior Class E	67,900	2,206,071
Berkshire Hills Bancorp	54,900	1,478,457
Blue Owl Capital	77,200	1,124,804
Cadence Bank	275,305	8,768,464
Carlyle Secured Lending	64,600	1,096,262
Cathay General Bancorp	30,000	1,288,500
Citizens Financial Group	37,300	1,531,911

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
CNA Financial	40,395	$ 1,976,931
CNO Financial Group	144,200	5,061,420
Comerica	37,300	2,234,643
Corpay †	5,600	1,751,456
Customers Bancorp †	30,400	1,412,080
Employers Holdings	49,550	2,376,913
Equitable Holdings	33,100	1,391,193
Essent Group	26,800	1,722,972
Everest Group	26,374	10,334,124
Fidelity National Financial	31,900	1,979,714
Fifth Third Bancorp	30,200	1,293,768
First BanCorp	66,100	1,399,337
First Busey	74,400	1,935,888
First Horizon	90,400	1,403,912
FS KKR Capital	57,750	1,139,408
Hancock Whitney	24,300	1,243,431
Hanmi Financial	73,400	1,365,240
Hope Bancorp	122,400	1,537,344
Kemper	187,357	11,475,616
Lincoln National	33,300	1,049,283
M&T Bank	33,480	5,963,458
MGIC Investment	107,200	2,744,320
New Mountain Finance	95,300	1,141,694
OFG Bancorp	80,800	3,629,536
Old Republic International	40,800	1,445,136
OneMain Holdings	24,900	1,172,043
Popular	18,700	1,875,049
Preferred Bank	12,100	971,025
PROG Holdings	39,600	1,920,204
Radian Group	69,500	2,410,955
Regional Management	26,100	853,731
Regions Financial	135,500	3,161,215
Reinsurance Group of America	13,600	2,963,032
Rithm Capital	131,300	1,490,255
SouthState	84,182	8,180,807
StepStone Group Class A	123,687	7,029,132
Synchrony Financial	59,000	2,942,920
Synovus Financial	182,130	8,099,321
TPG	160,064	9,213,284
Universal Insurance Holdings	11,600	257,056
Unum Group	75,700	4,499,608
Veritex Holdings	51,700	1,360,744
Victory Capital Holdings Class A	39,300	2,177,220
Voya Financial	115,441	9,145,236
Western Union	66,100	788,573
Zions Bancorp	67,700	3,196,794
		171,743,471
Healthcare — 5.47%
Baxter International	54,100	2,054,177
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
DaVita †	16,400	$ 2,688,452
Exelixis †	100,800	2,615,760
Integra LifeSciences Holdings †	120,222	2,184,434
Ironwood Pharmaceuticals †	167,200	688,864
Jazz Pharmaceuticals †	35,100	3,910,491
Organon & Co.	107,300	2,052,649
Perrigo	299,850	7,865,065
Select Medical Holdings	33,800	1,178,606
United Therapeutics †	15,870	5,687,015
Universal Health Services Class B	22,600	5,175,626
Viatris	165,100	1,916,811
		38,017,950
Industrials — 18.19%
ACCO Brands	146,000	798,620
Acuity Brands	13,900	3,827,921
AGCO	42,100	4,119,906
Allison Transmission Holdings	55,500	5,331,885
Apogee Enterprises	36,200	2,534,543
ArcBest	20,700	2,244,915
Atkore	30,700	2,601,518
Boise Cascade	80,573	11,359,181
Builders FirstSource †	23,200	4,497,552
CNH Industrial	377,900	4,194,690
Covenant Logistics Group	9,900	523,116
CSG Systems International	21,152	1,029,045
Delta Air Lines	157,431	7,995,920
Deluxe	29,800	580,802
Ennis	45,800	1,113,856
Fortune Brands Innovations	115,740	10,362,202
Griffon	17,900	1,253,000
Huntington Ingalls Industries	6,200	1,639,156
John Bean Technologies	65,154	6,418,321
Knight-Swift Transportation Holdings	148,447	8,008,716
ManpowerGroup	26,300	1,933,576
Matson	8,800	1,255,056
Middleby †	55,114	7,668,011
MillerKnoll	86,600	2,144,216
Moog Class A	4,648	938,989
Oshkosh	22,400	2,244,704
Owens Corning	19,700	3,477,444
Primoris Services	34,400	1,997,952
Quanex Building Products	33,800	937,950
Ryder System	27,700	4,038,660
Snap-on	9,300	2,694,303
Textron	54,600	4,836,468
Timken	10,800	910,332
TransUnion	78,653	8,234,969

Schedules of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
United Airlines Holdings †	31,900	$ 1,820,214
Wabash National	45,100	865,469
		126,433,178
Information Technology — 8.91%
Adeia	157,800	1,879,398
Allegro MicroSystems †	229,465	5,346,535
Amdocs	29,400	2,571,912
Amkor Technology	102,600	3,139,560
Arrow Electronics †	24,580	3,264,961
Belden	76,722	8,986,448
Cirrus Logic †	15,100	1,875,571
Coherent †	77,178	6,861,896
Dropbox Class A †	63,600	1,617,348
Flex †	253,782	8,483,932
Gen Digital	73,900	2,027,077
Jabil	27,500	3,295,325
Kimball Electronics †	36,600	677,466
NCR Atleos †	18,600	530,658
NCR Voyix †	37,200	504,804
NetApp	28,800	3,557,088
Sanmina †	53,000	3,627,850
Skyworks Solutions	14,400	1,422,288
TD SYNNEX	13,700	1,645,096
Xerox Holdings	61,300	636,294
		61,951,507
Materials — 7.18%
Arch Resources	6,700	925,672
Berry Global Group	48,200	3,276,636
Chemours	37,600	764,032
Eastman Chemical	12,000	1,343,400
FMC	136,886	9,026,263
Graphic Packaging Holding	38,400	1,136,256
Greif Class A	17,100	1,071,486
Huntsman	326,836	7,909,431
Ingevity †	133,772	5,217,108
Koppers Holdings	37,700	1,377,181
Mosaic	37,000	990,860
O-I Glass †	59,800	784,576
Reliance	42,122	12,182,104
Silgan Holdings	19,800	1,039,500
Steel Dynamics	22,700	2,862,016
		49,906,521
Real Estate — 7.06%
American Assets Trust	37,200	993,984
American Healthcare REIT	306,498	7,999,598
Apple Hospitality REIT	103,500	1,536,975
Armada Hoffler Properties	100,700	1,090,581
Brixmor Property Group	366,024	10,197,429
Camden Property Trust	76,668	9,470,798
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
City Office REIT	137,000	$ 800,080
CTO Realty Growth	46,500	884,430
EPR Properties	45,900	2,250,936
Essential Properties Realty Trust	30,263	1,033,481
Franklin Street Properties	93,612	165,693
Host Hotels & Resorts	171,300	3,014,880
Industrial Logistics Properties Trust	63,789	303,636
Kite Realty Group Trust	63,600	1,689,216
Omega Healthcare Investors	32,700	1,330,890
Piedmont Office Realty Trust Class A	78,300	790,830
Sabra Health Care REIT	164,500	3,061,345
Service Properties Trust	104,300	475,608
Tanger	41,100	1,363,698
Uniti Group †	107,160	604,382
		49,058,470
Utilities — 2.82%
National Fuel Gas	44,100	2,672,901
NiSource	249,528	8,646,145
NRG Energy	39,500	3,598,450
UGI	45,200	1,130,904
Vistra	30,300	3,591,762
		19,640,162
Total Common Stocks (cost $583,419,855)		690,010,441

Short-Term Investments — 0.27%
Money Market Mutual Funds — 0.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	473,122	473,122
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	473,123	473,123
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	473,123	473,123
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	473,122	473,122
Total Short-Term Investments (cost $1,892,490)		1,892,490
Total Value of Securities—99.54% (cost $585,312,345)		$691,902,931

†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Optimum Fund Trust
September 30, 2024 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value*	$3,183,430,866	$840,929,327	$2,066,407,446	$1,911,717,667	$750,230,370	$691,902,931
Repurchase agreements, at value**	423,164,853	—	—	—	—	—
Foreign currencies, at valueΔ	2,834,557	1,435,684	594	20,619	—	—
Cash	10,833,099	898,959	172,986	—	—	1,862,209
Cash collateral due from brokers	8,013,757	—	—	—	—	—
Receivable for securities sold	646,415,919	—	3,039,256	—	—	1,945,323
Dividends and interest receivable	20,208,925	1,361,589	442,520	1,141,420	156,919	986,318
Receivable for fund shares sold	2,299,467	633,008	1,813,743	1,632,632	637,186	539,159
Swap payments receivable	885,760	—	—	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	834,492	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	597,229	—	2,172	—	—	—
Due from brokers	284,977	—	—	—	—	—
Unrealized appreciation on over-the-counter credit default swap contracts	252,318	—	—	—	—	—
Prepaid expenses	58,603	49,327	56,634	55,318	49,804	46,853
Upfront payments paid on over-the-counter credit default swap contracts	12,136	—	—	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	1,103	—	—	—	—	—
Unrealized appreciation on unfunded loan commitments***	378	—	—	—	—	—
Variation margin due from brokers on futures contracts	165	—	—	—	—	—
Foreign tax reclaims receivable	—	3,054,947	20,772	435,848	6,660	—
Total Assets	4,300,128,604	848,362,841	2,071,956,123	1,915,003,504	751,080,939	697,282,793

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at valueΣ	$331,513	$—	$—	$—	$—	$—
Securities sold short, at value#	5,110,145	—	—	—	—	—
Due to custodian	—	—	—	811	—	—
Payable for securities purchased	1,513,104,230	115,066	2,353,839	—	1,294,635	878,054
Cash collateral due to brokers	4,898,000	—	—	—	—	—
Due to brokers	4,004,016	—	—	—	—	—
Payable for fund shares redeemed	3,135,392	1,105,346	2,721,251	2,503,991	840,048	772,117
Investment management fees payable to affiliates	1,125,227	515,480	1,122,993	1,030,776	574,758	467,200
Other accrued expenses	654,924	350,457	356,617	444,498	155,261	52,745
Variation margin due to brokers on centrally cleared interest rate swap contracts	562,123	—	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	252,159	—	—	—	—	—
Accounting fees payable to affiliates	115,683	33,608	81,456	76,459	30,263	27,893
Unrealized depreciation on over-the-counter credit default swap contracts	40,662	—	—	—	—	—
Distribution fees payable to affiliates	11,253	3,331	13,015	11,875	1,851	1,526
Variation margin due to brokers on centrally cleared credit default swap contracts	4,540	—	—	—	—	—
Accrued capital gains taxes on appreciated securities	—	2,015,358	—	—	—	—
Total Liabilities	1,533,349,867	4,138,646	6,649,171	4,068,410	2,896,816	2,199,535
Total Net Assets	$2,766,778,737	$844,224,195	$2,065,306,952	$1,910,935,094	$748,184,123	$695,083,258

Net Assets Consist of:
Paid-in capital	$3,062,656,894	$869,257,012	$1,044,218,814	$1,205,716,187	$679,921,429	$550,511,394
Total distributable earnings (loss)	(295,878,157)	(25,032,817)	1,021,088,138	705,218,907	68,262,694	144,571,864
Total Net Assets	$2,766,778,737	$844,224,195	$2,065,306,952	$1,910,935,094	$748,184,123	$695,083,258

Statements of assets and liabilities
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value

Class A:
Net assets	$53,362,025	$15,564,239	$61,987,489	$56,341,395	$8,611,581	$7,288,579
Shares of beneficial interest outstanding, unlimited authorization, no par	6,223,092	1,163,313	2,870,093	2,788,090	739,952	508,044
Net asset value per share	$8.57	$13.38	$21.60	$20.21	$11.64	$14.35
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.97	$14.20	$22.92	$21.44	$12.35	$15.23

Class C:
Net assets	$203,251	$246,044	$594,092	$345,196	$123,443	$72,186
Shares of beneficial interest outstanding, unlimited authorization, no par	22,709	18,545	40,671	17,242	17,989	6,005
Net asset value per share	$8.95	$13.27	$14.61	$20.02	$6.86	$12.02

Institutional Class:
Net assets	$2,713,213,461	$828,413,912	$2,002,725,371	$1,854,248,503	$739,449,099	$687,722,493
Shares of beneficial interest outstanding, unlimited authorization, no par	316,052,805	61,158,382	80,361,432	90,985,364	52,585,321	44,137,274
Net asset value per share	$8.58	$13.55	$24.92	$20.38	$14.06	$15.58
*Investments, at cost	$3,235,192,425	$723,234,211	$1,221,255,024	$1,309,101,139	$649,811,370	$585,312,345
**Repurchase agreements, at cost	423,164,853	—	—	—	—	—
ΔForeign currencies, at cost	2,809,100	1,433,538	210	20,693	—	—
ΣOptions written, premium received	(147,867)	—	—	—	—	—
#Securities sold short, proceeds	(5,115,234)	—	—	—	—	—
***See Note 8 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Optimum Fund Trust
Six months ended September 30, 2024 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$63,849,165	$—	$—	$—	$—	$—
Dividends	1,566,146	14,564,199	5,559,969	19,735,088	2,177,217	7,826,851
Foreign tax withheld	—	(1,682,957)	(11,577)	(76,075)	(2,520)	(14,150)
	65,415,311	12,881,242	5,548,392	19,659,013	2,174,697	7,812,701

Expenses:
Management fees	6,714,615	2,960,566	6,787,512	5,821,469	3,583,088	2,978,636
Distribution expenses — Class A	66,915	19,067	78,089	69,806	10,812	9,002
Distribution expenses — Class C	1,397	1,236	3,147	2,528	617	369
Dividend disbursing and transfer agent fees and expenses	2,159,410	642,872	1,594,035	1,462,939	577,586	528,880
Accounting and administration expenses	985,958	311,289	705,562	661,787	267,457	256,298
Trustees’ fees	255,421	74,091	163,237	171,718	55,794	63,322
Reports and statements to shareholders expenses	128,607	78,581	120,355	120,507	99,061	101,978
Interest expense	110,851	—	—	—	—	—
Legal fees	79,970	22,681	48,736	50,117	17,018	18,956
Registration fees	39,042	32,647	38,096	38,636	32,297	32,770
Custodian fees	36,646	164,583	13,092	13,018	3,341	4,440
Audit and tax fees	21,088	32,008	13,804	12,382	12,685	12,712
Other	197,281	65,222	34,301	34,837	13,377	15,221
	10,797,201	4,404,843	9,599,966	8,459,744	4,673,133	4,022,584
Less expenses waived	—	(45,699)	(2,776)	(15,332)	(64,207)	(155,625)
Less expenses paid indirectly	(36,228)	(6,877)	(1,446)	(421)	(2,429)	(2,400)
Total operating expenses	10,760,973	4,352,267	9,595,744	8,443,991	4,606,497	3,864,559
Net Investment Income (Loss)	54,654,338	8,528,975	(4,047,352)	11,215,022	(2,431,800)	3,948,142 See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$5,932,663	$13,043,123	$95,347,775	$45,399,784	$44,353,251	$44,509,838
Foreign currencies	(2,602,044)	107,063	(4,376)	8,082	—	—
Forward foreign currency exchange contracts	(1,837,560)	—	(72,857)	—	—	—
Futures contracts	3,311,882	—	—	—	—	—
Options purchased	534,670	—	—	—	—	—
Options written	939,507	—	—	—	—	—
Swap contracts	(1,740,940)	—	—	—	—	—
Securities sold short	(491,476)	—	—	—	—	—
Net realized gain (loss)	4,046,702	13,150,186	95,270,542	45,407,866	44,353,251	44,509,838

Net change in unrealized appreciation (depreciation) on:
Investments[2]	84,685,767	47,846,775	112,432,440	57,259,434	(21,769,004)	(26,771,184)
Foreign currencies	747,960	144,726	379	26,776	—	—
Forward foreign currency exchange contracts	(536,576)	—	3,176	—	—	—
Futures contracts	(219,156)	—	—	—	—	—
Options purchased	322,593	—	—	—	—	—
Options written	(275,080)	—	—	—	—	—
Swap contracts	(3,711,315)	—	—	—	—	—
Securities sold short	5,089	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	81,019,282	47,991,501	112,435,995	57,286,210	(21,769,004)	(26,771,184)
Net Realized and Unrealized Gain (Loss)	85,065,984	61,141,687	207,706,537	102,694,076	22,584,247	17,738,654
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,720,322	$69,670,662	$203,659,185	$113,909,098	$20,152,447	$21,686,796
[1]	Includes $(451,700) capital gains tax paid for Optimum International Fund.
[2]	Includes $(2,015,358) capital gains tax accrued for Optimum International Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust
	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$54,654,338	$103,364,487	$8,528,975	$9,632,921
Net realized gain (loss)	4,046,702	(97,048,269)	13,150,186	(22,458,888)
Net change in unrealized appreciation (depreciation)	81,019,282	59,357,586	47,991,501	104,189,966
Net increase (decrease) in net assets resulting from operations	139,720,322	65,673,804	69,670,662	91,363,999

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,653,757)	—	(184,292)
Class C	—	—	—	—
Institutional Class	—	(85,527,880)	—	(10,418,320)
	—	(87,181,637)	—	(10,602,612)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	2,643,273	5,748,238	233,656	1,461,969
Class C	—	54,076	—	5,847
Institutional Class	166,900,621	734,810,023	47,507,450	332,589,015

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,646,647	—	183,835
Class C	—	—	—	—
Institutional Class	—	85,474,354	—	10,409,367
	169,543,894	827,733,338	47,741,106	344,650,033
Cost of shares redeemed:
Class A	(6,145,630)	(11,292,566)	(1,480,481)	(2,351,959)
Class C	(140,005)	(4,664,617)	(28,694)	(1,376,214)
Institutional Class	(236,686,648)	(526,073,688)	(70,455,880)	(230,325,636)
	(242,972,283)	(542,030,871)	(71,965,055)	(234,053,809)
Increase (decrease) in net assets derived from capital share transactions	(73,428,389)	285,702,467	(24,223,949)	110,596,224
Net Increase in Net Assets	66,291,933	264,194,634	45,446,713	191,357,611

Net Assets:
Beginning of period	2,700,486,804	2,436,292,170	798,777,482	607,419,871
End of period	$2,766,778,737	$2,700,486,804	$844,224,195	$798,777,482
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust
	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,047,352)	$(5,953,274)	$11,215,022	$24,020,567
Net realized gain (loss)	95,270,542	173,266,010	45,407,866	247,379,810
Net change in unrealized appreciation (depreciation)	112,435,995	418,614,482	57,286,210	71,991,597
Net increase (decrease) in net assets resulting from operations	203,659,185	585,927,218	113,909,098	343,391,974

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(7,129,965)	—	(8,070,840)
Class C	—	(105,595)	—	(73,176)
Institutional Class	—	(179,461,654)	—	(237,846,957)
	—	(186,697,214)	—	(245,990,973)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	295,740	7,189,784	397,369	6,477,071
Class C	34,410	65,143	10,015	35,872
Institutional Class	107,302,804	248,781,029	112,217,603	241,401,565

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	7,105,011	—	8,014,905
Class C	—	102,996	—	70,543
Institutional Class	—	179,265,155	—	237,618,007
	107,632,954	442,509,118	112,624,987	493,617,963
Cost of shares redeemed:
Class A	(8,093,657)	(11,443,788)	(5,970,234)	(9,864,233)
Class C	(187,264)	(7,135,227)	(263,959)	(6,075,275)
Institutional Class	(189,929,649)	(650,331,670)	(164,608,649)	(755,443,832)
	(198,210,570)	(668,910,685)	(170,842,842)	(771,383,340)
Decrease in net assets derived from capital share transactions	(90,577,616)	(226,401,567)	(58,217,855)	(277,765,377)
Net Increase (Decrease) in Net Assets	113,081,569	172,828,437	55,691,243	(180,364,376)

Net Assets:
Beginning of period	1,952,225,383	1,779,396,946	1,855,243,851	2,035,608,227
End of period	$2,065,306,952	$1,952,225,383	$1,910,935,094	$1,855,243,851
See accompanying notes, which are an integral part of the financial statements.

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,431,800)	$(4,256,352)	$3,948,142	$7,658,738
Net realized gain (loss)	44,353,251	19,853,630	44,509,838	(10,985,064)
Net change in unrealized appreciation (depreciation)	(21,769,004)	97,164,874	(26,771,184)	114,046,915
Net increase (decrease) in net assets resulting from operations	20,152,447	112,762,152	21,686,796	110,720,589

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	—	—	(110,527)
Class C	—	—	—	(9)
Institutional Class	—	—	—	(8,708,125)
	—	—	—	(8,818,661)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	86,414	1,047,284	57,869	865,711
Class C	1,350	3,268	600	2,223
Institutional Class	47,668,649	245,329,622	43,999,994	138,929,950

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	—	110,228
Class C	—	—	—	10
Institutional Class	—	—	—	8,700,068
	47,756,413	246,380,174	44,058,463	148,608,190
Cost of shares redeemed:
Class A	(863,076)	(1,419,536)	(722,246)	(1,212,191)
Class C	(21,582)	(993,819)	(17,747)	(872,013)
Institutional Class	(61,901,205)	(115,195,899)	(56,294,231)	(173,600,060)
	(62,785,863)	(117,609,254)	(57,034,224)	(175,684,264)
Increase (decrease) in net assets derived from capital share transactions	(15,029,450)	128,770,920	(12,975,761)	(27,076,074)
Net Increase in Net Assets	5,122,997	241,533,072	8,711,035	74,825,854

Net Assets:
Beginning of period	743,061,126	501,528,054	686,372,223	611,546,369
End of period	$748,184,123	$743,061,126	$695,083,258	$686,372,223
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.15	$8.22	$9.04	$9.70	$9.67	$9.46

Income (loss) from investment operations:
Net investment income[2]	0.16	0.29	0.20	0.14	0.15	0.21
Net realized and unrealized gain (loss)	0.26	(0.12)	(0.76)	(0.61)	0.37	0.29
Total from investment operations	0.42	0.17	(0.56)	(0.47)	0.52	0.50

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.26)	(0.15)	(0.15)	(0.23)
Net realized gain	—	—	—[3]	(0.04)	(0.34)	(0.06)
Total dividends and distributions	—	(0.24)	(0.26)	(0.19)	(0.49)	(0.29)

Net asset value, end of period	$8.57	$8.15	$8.22	$9.04	$9.70	$9.67

Total return[4]	5.15%	2.15%	(6.10%)	(4.99%)	5.21%	5.24%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,362	$54,169	$58,498	$21,244	$24,142	$24,827
Ratio of expenses to average net assets[6,7]	1.04%	1.06%	1.06%	1.05%	1.06%	1.07%
Ratio of expenses to average net assets prior to fees waived[6]	1.04%	1.06%	1.06%	1.05%	1.06%	1.07%
Ratio of net investment income to average net assets	3.80%	3.64%	2.42%	1.40%	1.52%	2.11%
Ratio of net investment income to average net assets prior to fees waived	3.80%	3.64%	2.42%	1.40%	1.52%	2.11%
Portfolio turnover	212%[8]	341%[8]	254%	219%[8]	217%[8]	361%[8]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense for the year ended March 31, 2024 and six months ended September 30, 2024 was 1.05% and 1.03%, respectively.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.54	$8.42	$9.05	$9.69	$9.67	$9.45

Income (loss) from investment operations:
Net investment income[2]	0.13	0.24	0.14	0.06	0.08	0.13
Net realized and unrealized gain (loss)	0.28	(0.12)	(0.77)	(0.59)	0.35	0.30
Total from investment operations	0.41	0.12	(0.63)	(0.53)	0.43	0.43

Less dividends and distributions from:
Net investment income	—	—	—	(0.07)	(0.07)	(0.15)
Net realized gain	—	—	—[3]	(0.04)	(0.34)	(0.06)
Total dividends and distributions	—	—	—	(0.11)	(0.41)	(0.21)

Net asset value, end of period	$8.95	$8.54	$8.42	$9.05	$9.69	$9.67

Total return[4]	4.80%	1.43%	(6.94%)	(5.55%)	4.30%	4.55%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203	$332	$5,048	$71,985	$85,821	$85,853
Ratio of expenses to average net assets[6,7]	1.79%	1.81%	1.81%	1.80%	1.81%	1.82%
Ratio of expenses to average net assets prior to fees waived[6]	1.79%	1.81%	1.81%	1.80%	1.81%	1.82%
Ratio of net investment income to average net assets	3.05%	2.89%	1.67%	0.65%	0.77%	1.36%
Ratio of net investment income to average net assets prior to fees waived	3.05%	2.89%	1.67%	0.65%	0.77%	1.36%
Portfolio turnover	212%[8]	341%[8]	254%	219%[8]	217%[8]	361%[8]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense for the year ended March 31, 2024 and six months ended September 30, 2024 was 1.80% and 1.78%, respectively.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.15	$8.22	$9.03	$9.68	$9.66	$9.45

Income (loss) from investment operations:
Net investment income[2]	0.17	0.31	0.22	0.16	0.18	0.23
Net realized and unrealized gain (loss)	0.26	(0.12)	(0.76)	(0.59)	0.36	0.29
Total from investment operations	0.43	0.19	(0.54)	(0.43)	0.54	0.52

Less dividends and distributions from:
Net investment income	—	(0.26)	(0.27)	(0.18)	(0.18)	(0.25)
Net realized gain	—	—	—[3]	(0.04)	(0.34)	(0.06)
Total dividends and distributions	—	(0.26)	(0.27)	(0.22)	(0.52)	(0.31)

Net asset value, end of period	$8.58	$8.15	$8.22	$9.03	$9.68	$9.66

Total return[4]	5.28%	2.43%	(5.91%)	(4.65%)	5.37%	5.52%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,713,214	$2,645,986	$2,372,746	$2,749,495	$2,725,281	$2,378,904
Ratio of expenses to average net assets[6,7]	0.79%	0.81%	0.81%	0.80%	0.81%	0.82%
Ratio of expenses to average net assets prior to fees waived[6]	0.79%	0.81%	0.81%	0.80%	0.81%	0.82%
Ratio of net investment income to average net assets	4.05%	3.89%	2.67%	1.65%	1.77%	2.36%
Ratio of net investment income to average net assets prior to fees waived	4.05%	3.89%	2.67%	1.65%	1.77%	2.36%
Portfolio turnover	212%[8]	341%[8]	254%	219%[8]	217%[8]	361%[8]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense for the year ended March 31, 2024 and six months ended September 30, 2024 was 0.80% and 0.78%, respectively.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$12.30	$11.08	$12.33	$15.40	$9.93	$12.59

Income (loss) from investment operations:
Net investment income[2]	0.12	0.11	0.25	0.22	0.16	0.20
Net realized and unrealized gain (loss)	0.96	1.25	(1.19)	(1.20)	5.59	(2.61)
Total from investment operations	1.08	1.36	(0.94)	(0.98)	5.75	(2.41)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.31)	(0.27)	(0.12)	(0.21)
Net realized gain	—	—	—	(1.82)	(0.16)	(0.04)
Total dividends and distributions	—	(0.14)	(0.31)	(2.09)	(0.28)	(0.25)

Net asset value, end of period	$13.38	$12.30	$11.08	$12.33	$15.40	$9.93

Total return[3]	8.78%	12.42%	(7.49%)	(7.55%)	58.20%	(19.62%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,564	$15,524	$14,663	$6,071	$7,494	$5,121
Ratio of expenses to average net assets[4]	1.33%	1.32%	1.31%	1.34%	1.34%	1.37%
Ratio of expenses to average net assets prior to fees waived[4]	1.34%	1.34%	1.38%	1.36%	1.35%	1.39%
Ratio of net investment income to average net assets	1.88%	1.02%	2.37%	1.46%	1.21%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.87%	1.00%	2.30%	1.44%	1.20%	1.60%
Portfolio turnover	26%	73%	54%	106%	71%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum International Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$12.24	$10.98	$11.96	$14.98	$9.68	$12.27

Income (loss) from investment operations:
Net investment income[2]	0.07	0.03	0.17	0.10	0.06	0.11
Net realized and unrealized gain (loss)	0.96	1.23	(1.15)	(1.15)	5.43	(2.54)
Total from investment operations	1.03	1.26	(0.98)	(1.05)	5.49	(2.43)

Less dividends and distributions from:
Net investment income	—	—	—	(0.15)	(0.03)	(0.12)
Net realized gain	—	—	—	(1.82)	(0.16)	(0.04)
Total dividends and distributions	—	—	—	(1.97)	(0.19)	(0.16)

Net asset value, end of period	$13.27	$12.24	$10.98	$11.96	$14.98	$9.68

Total return[3]	8.42%	11.48%	(8.19%)	(8.21%)	56.92%	(20.16%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246	$255	$1,598	$17,442	$22,367	$15,138
Ratio of expenses to average net assets[4]	2.08%	2.07%	2.06%	2.09%	2.09%	2.12%
Ratio of expenses to average net assets prior to fees waived[4]	2.09%	2.09%	2.13%	2.11%	2.10%	2.14%
Ratio of net investment income to average net assets	1.13%	0.27%	1.62%	0.71%	0.46%	0.87%
Ratio of net investment income to average net assets prior to fees waived	1.12%	0.25%	1.55%	0.69%	0.45%	0.85%
Portfolio turnover	26%	73%	54%	106%	71%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$12.44	$11.20	$12.44	$15.52	$10.00	$12.68

Income (loss) from investment operations:
Net investment income[2]	0.14	0.14	0.28	0.26	0.19	0.24
Net realized and unrealized gain (loss)	0.97	1.26	(1.20)	(1.21)	5.64	(2.63)
Total from investment operations	1.11	1.40	(0.92)	(0.95)	5.83	(2.39)

Less dividends and distributions from:
Net investment income	—	(0.16)	(0.32)	(0.31)	(0.15)	(0.25)
Net realized gain	—	—	—	(1.82)	(0.16)	(0.04)
Total dividends and distributions	—	(0.16)	(0.32)	(2.13)	(0.31)	(0.29)

Net asset value, end of period	$13.55	$12.44	$11.20	$12.44	$15.52	$10.00

Total return[3]	8.92%	12.69%	(7.24%)	(7.31%)	58.64%	(19.44%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$828,414	$782,998	$591,159	$903,987	$901,797	$406,933
Ratio of expenses to average net assets[4]	1.08%	1.07%	1.06%	1.09%	1.09%	1.12%
Ratio of expenses to average net assets prior to fees waived[4]	1.09%	1.09%	1.13%	1.11%	1.10%	1.14%
Ratio of net investment income to average net assets	2.13%	1.27%	2.62%	1.71%	1.46%	1.87%
Ratio of net investment income to average net assets prior to fees waived	2.12%	1.25%	2.55%	1.69%	1.45%	1.85%
Portfolio turnover	26%	73%	54%	106%	71%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.53	$16.09	$19.88	$22.49	$15.51	$16.70

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.10)	(0.07)	(0.19)	(0.14)	(0.07)
Net realized and unrealized gain (loss)	2.14	5.84	(2.93)	1.26	9.03	(0.53)
Total from investment operations	2.07	5.74	(3.00)	1.07	8.89	(0.60)

Less dividends and distributions from:
Net realized gain	—	(2.30)	(0.79)	(3.68)	(1.91)	(0.59)
Total dividends and distributions	—	(2.30)	(0.79)	(3.68)	(1.91)	(0.59)

Net asset value, end of period	$21.60	$19.53	$16.09	$19.88	$22.49	$15.51

Total return[3]	10.60%[4]	38.23%[4]	(14.76%)[4]	2.49%[4]	57.75%	(4.03%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,988	$63,521	$49,563	$23,861	$27,906	$22,363
Ratio of expenses to average net assets[5]	1.21%	1.19%	1.17%	1.22%	1.23%	1.24%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%	1.26%	1.25%	1.22%	1.23%	1.24%
Ratio of net investment loss to average net assets	(0.65%)	(0.58%)	(0.43%)	(0.80%)	(0.65%)	(0.38%)
Ratio of net investment loss to average net assets prior to fees waived	(0.65%)	(0.65%)	(0.51%)	(0.80%)	(0.65%)	(0.38%)
Portfolio turnover	24%	48%	90%[6]	25%	27%	29%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replacing T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$13.26	$11.64	$14.77	$17.63	$12.52	$13.68

Income (loss) from investment operations:
Net investment loss[2]	(0.10)	(0.17)	(0.14)	(0.28)	(0.24)	(0.16)
Net realized and unrealized gain (loss)	1.45	4.09	(2.20)	1.10	7.26	(0.41)
Total from investment operations	1.35	3.92	(2.34)	0.82	7.02	(0.57)

Less dividends and distributions from:
Net realized gain	—	(2.30)	(0.79)	(3.68)	(1.91)	(0.59)
Total dividends and distributions	—	(2.30)	(0.79)	(3.68)	(1.91)	(0.59)

Net asset value, end of period	$14.61	$13.26	$11.64	$14.77	$17.63	$12.52

Total return[3]	10.18%[4]	37.16%[4]	(15.41%)[4]	1.72%[4]	56.56%	(4.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$594	$688	$6,568	$65,193	$79,209	$63,237
Ratio of expenses to average net assets[5]	1.96%	1.94%	1.92%	1.97%	1.98%	1.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.96%	2.01%	2.00%	1.97%	1.98%	1.99%
Ratio of net investment loss to average net assets	(1.40%)	(1.33%)	(1.18%)	(1.55%)	(1.40%)	(1.13%)
Ratio of net investment loss to average net assets prior to fees waived	(1.40%)	(1.40%)	(1.26%)	(1.55%)	(1.40%)	(1.13%)
Portfolio turnover	24%	48%	90%[6]	25%	27%	29%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replacing T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.51	$18.19	$22.30	$24.79	$16.93	$18.13

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.07)	(0.03)	(0.14)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	2.46	6.69	(3.29)	1.33	9.86	(0.59)
Total from investment operations	2.41	6.62	(3.32)	1.19	9.77	(0.61)

Less dividends and distributions from:
Net realized gain	—	(2.30)	(0.79)	(3.68)	(1.91)	(0.59)
Total dividends and distributions	—	(2.30)	(0.79)	(3.68)	(1.91)	(0.59)

Net asset value, end of period	$24.92	$22.51	$18.19	$22.30	$24.79	$16.93

Total return[3]	10.71%[4]	38.66%[4]	(14.59%)[4]	2.75%[4]	58.11%	(3.77%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,002,725	$1,888,016	$1,723,266	$1,898,357	$1,824,739	$1,392,797
Ratio of expenses to average net assets[5]	0.96%	0.94%	0.92%	0.97%	0.98%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	0.96%	1.01%	1.00%	0.97%	0.98%	0.99%
Ratio of net investment loss to average net assets	(0.40%)	(0.33%)	(0.18%)	(0.55%)	(0.40%)	(0.13%)
Ratio of net investment loss to average net assets prior to fees waived	(0.40%)	(0.40%)	(0.26%)	(0.55%)	(0.40%)	(0.13%)
Portfolio turnover	24%	48%	90%[6]	25%	27%	29%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replacing T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.03	$18.42	$20.72	$19.72	$13.22	$15.83

Income (loss) from investment operations:
Net investment income[2]	0.09	0.21	0.21	0.16	0.17	0.20
Net realized and unrealized gain (loss)	1.09	3.28	(1.35)	2.37	6.52	(2.37)
Total from investment operations	1.18	3.49	(1.14)	2.53	6.69	(2.17)

Less dividends and distributions from:
Net investment income	—	(0.29)	(0.22)	(0.23)	(0.10)	(0.20)
Net realized gain	—	(2.59)	(0.94)	(1.30)	(0.09)	(0.24)
Total dividends and distributions	—	(2.88)	(1.16)	(1.53)	(0.19)	(0.44)

Net asset value, end of period	$20.21	$19.03	$18.42	$20.72	$19.72	$13.22

Total return[3]	6.20%[4]	21.27%[4]	(5.61%)[4]	12.91%	50.73%	(14.37%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,341	$58,599	$51,404	$23,414	$23,730	$17,123
Ratio of expenses to average net assets[5]	1.17%	1.17%	1.17%	1.18%	1.19%	1.20%
Ratio of expenses to average net assets prior to fees waived[5]	1.17%	1.21%	1.17%	1.18%	1.19%	1.20%
Ratio of net investment income to average net assets	0.99%	1.11%	1.12%	0.76%	1.04%	1.19%
Ratio of net investment income to average net assets prior to fees waived	0.99%	1.07%	1.12%	0.76%	1.04%	1.19%
Portfolio turnover	5%	14%	22%	9%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$18.92	$18.19	$20.41	$19.44	$13.06	$15.65

Income (loss) from investment operations:
Net investment income[2]	0.02	0.07	0.07	—	0.05	0.07
Net realized and unrealized gain (loss)	1.08	3.25	(1.35)	2.34	6.42	(2.35)
Total from investment operations	1.10	3.32	(1.28)	2.34	6.47	(2.28)

Less dividends and distributions from:
Net investment income	—	—	—	(0.07)	—	(0.07)
Net realized gain	—	(2.59)	(0.94)	(1.30)	(0.09)	(0.24)
Total dividends and distributions	—	(2.59)	(0.94)	(1.37)	(0.09)	(0.31)

Net asset value, end of period	$20.02	$18.92	$18.19	$20.41	$19.44	$13.06

Total return[3]	5.81%[4]	20.34%[4]	(6.37%)[4]	12.07%	49.61%	(15.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$345	$573	$6,301	$64,602	$69,778	$50,036
Ratio of expenses to average net assets[5]	1.92%	1.92%	1.92%	1.93%	1.94%	1.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.92%	1.96%	1.92%	1.93%	1.94%	1.95%
Ratio of net investment income to average net assets	0.24%	0.36%	0.37%	0.01%	0.29%	0.44%
Ratio of net investment income to average net assets prior to fees waived	0.24%	0.32%	0.37%	0.01%	0.29%	0.44%
Portfolio turnover	5%	14%	22%	9%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.16	$18.50	$20.78	$19.77	$13.25	$15.87

Income (loss) from investment operations:
Net investment income[2]	0.12	0.25	0.26	0.21	0.21	0.24
Net realized and unrealized gain (loss)	1.10	3.30	(1.36)	2.39	6.54	(2.38)
Total from investment operations	1.22	3.55	(1.10)	2.60	6.75	(2.14)

Less dividends and distributions from:
Net investment income	—	(0.30)	(0.24)	(0.29)	(0.14)	(0.24)
Net realized gain	—	(2.59)	(0.94)	(1.30)	(0.09)	(0.24)
Total dividends and distributions	—	(2.89)	(1.18)	(1.59)	(0.23)	(0.48)

Net asset value, end of period	$20.38	$19.16	$18.50	$20.78	$19.77	$13.25

Total return[3]	6.37%[4]	21.54%[4]	(5.40%)[4]	13.22%	51.11%	(14.19%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,854,249	$1,796,072	$1,977,903	$1,988,380	$1,724,882	$1,217,465
Ratio of expenses to average net assets[5]	0.92%	0.92%	0.92%	0.93%	0.94%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	0.92%	0.96%	0.92%	0.93%	0.94%	0.95%
Ratio of net investment income to average net assets	1.24%	1.36%	1.37%	1.01%	1.29%	1.44%
Ratio of net investment income to average net assets prior to fees waived	1.24%	1.32%	1.37%	1.01%	1.29%	1.44%
Portfolio turnover	5%	14%	22%	9%	20%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$11.33	$9.68	$12.29	$18.05	$10.17	$13.43

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.10)	(0.11)	(0.20)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	0.36	1.75	(1.53)	(0.15)	10.98	(1.77)
Total from investment operations	0.31	1.65	(1.64)	(0.35)	10.80	(1.92)

Less dividends and distributions from:
Net realized gain	—	—	(0.97)	(5.41)	(2.92)	(1.34)
Total dividends and distributions	—	—	(0.97)	(5.41)	(2.92)	(1.34)

Net asset value, end of period	$11.64	$11.33	$9.68	$12.29	$18.05	$10.17

Total return[3]	2.74%	17.05%	(13.08%)	(5.76%)	109.54%	(16.32%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,612	$9,174	$8,144	$3,864	$5,016	$3,241
Ratio of expenses to average net assets[4]	1.52%	1.54%	1.54%	1.56%	1.56%	1.54%
Ratio of expenses to average net assets prior to fees waived[4]	1.54%	1.66%	1.61%	1.57%	1.58%	1.63%
Ratio of net investment loss to average net assets	(0.92%)	(0.96%)	(1.14%)	(1.19%)	(1.18%)	(1.11%)
Ratio of net investment loss to average net assets prior to fees waived	(0.94%)	(1.08%)	(1.21%)	(1.20%)	(1.20%)	(1.20%)
Portfolio turnover	64%	132%	114%	98%	111%	93%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$6.71	$5.77	$7.85	$13.43	$8.02	$10.94

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.10)	(0.13)	(0.23)	(0.23)	(0.20)
Net realized and unrealized gain (loss)	0.21	1.04	(0.98)	0.06	8.56	(1.38)
Total from investment operations	0.15	0.94	(1.11)	(0.17)	8.33	(1.58)

Less dividends and distributions from:
Net realized gain	—	—	(0.97)	(5.41)	(2.92)	(1.34)
Total dividends and distributions	—	—	(0.97)	(5.41)	(2.92)	(1.34)

Net asset value, end of period	$6.86	$6.71	$5.77	$7.85	$13.43	$8.02

Total return[3]	2.24%	16.29%	(13.76%)	(6.51%)	108.02%	(16.95%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123	$142	$1,132	$10,474	$14,372	$9,353
Ratio of expenses to average net assets[4]	2.27%	2.29%	2.29%	2.31%	2.31%	2.29%
Ratio of expenses to average net assets prior to fees waived[4]	2.29%	2.41%	2.36%	2.32%	2.33%	2.38%
Ratio of net investment loss to average net assets	(1.67%)	(1.71%)	(1.89%)	(1.94%)	(1.93%)	(1.86%)
Ratio of net investment loss to average net assets prior to fees waived	(1.69%)	(1.83%)	(1.96%)	(1.95%)	(1.95%)	(1.95%)
Portfolio turnover	64%	132%	114%	98%	111%	93%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$13.68	$11.65	$14.52	$20.37	$11.25	$14.69

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.09)	(0.11)	(0.18)	(0.16)	(0.12)
Net realized and unrealized gain (loss)	0.43	2.12	(1.79)	(0.26)	12.20	(1.98)
Total from investment operations	0.38	2.03	(1.90)	(0.44)	12.04	(2.10)

Less dividends and distributions from:
Net realized gain	—	—	(0.97)	(5.41)	(2.92)	(1.34)
Total dividends and distributions	—	—	(0.97)	(5.41)	(2.92)	(1.34)

Net asset value, end of period	$14.06	$13.68	$11.65	$14.52	$20.37	$11.25

Total return[3]	2.78%	17.43%	(12.86%)	(5.54%)	110.06%	(16.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$739,449	$733,745	$492,252	$732,235	$737,128	$406,140
Ratio of expenses to average net assets[4]	1.27%	1.29%	1.29%	1.31%	1.31%	1.29%
Ratio of expenses to average net assets prior to fees waived[4]	1.29%	1.41%	1.36%	1.32%	1.33%	1.38%
Ratio of net investment loss to average net assets	(0.67%)	(0.71%)	(0.89%)	(0.94%)	(0.93%)	(0.86%)
Ratio of net investment loss to average net assets prior to fees waived	(0.69%)	(0.83%)	(0.96%)	(0.95%)	(0.95%)	(0.95%)
Portfolio turnover	64%	132%	114%	98%	111%	93%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$13.91	$11.93	$14.90	$14.93	$8.36	$12.14

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.12	0.14	(0.04)	0.19	0.10
Net realized and unrealized gain (loss)	0.38	2.05	(1.95)	1.01	6.92	(3.50)
Total from investment operations	0.44	2.17	(1.81)	0.97	7.11	(3.40)

Less dividends and distributions from:
Net investment income	—	(0.19)	(0.12)	(0.12)	(0.09)	(0.11)
Net realized gain	—	—[3]	(1.04)	(0.88)	(0.45)	(0.27)
Total dividends and distributions	—	(0.19)	(1.16)	(1.00)	(0.54)	(0.38)

Net asset value, end of period	$14.35	$13.91	$11.93	$14.90	$14.93	$8.36

Total return[4]	3.16%	18.43%	(12.44%)	6.45%	86.21%	(29.10%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,289	$7,746	$6,852	$3,328	$3,765	$1,970
Ratio of expenses to average net assets[5]	1.42%	1.43%	1.44%	1.46%	1.49%	1.47%
Ratio of expenses to average net assets prior to fees waived[5]	1.46%	1.53%	1.48%	1.46%	1.50%	1.52%
Ratio of net investment income (loss) to average net assets	0.95%	0.94%	1.07%	(0.26%)	1.65%	0.79%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.91%	0.84%	1.03%	(0.26%)	1.64%	0.74%
Portfolio turnover	68%[6]	26%	17%	17%	85%[7]	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of Wellington Management Company LLP replacing Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the six months ended September 30, 2024, the Fund's portfolio turnover rate increased during the six months ended September 30, 2024.
[7]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$11.70	$9.96	$12.62	$12.78	$7.22	$10.54

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.02	0.04	(0.13)	0.09	— [3]
Net realized and unrealized gain (loss)	0.31	1.72	(1.66)	0.87	5.94	(3.02)
Total from investment operations	0.32	1.74	(1.62)	0.74	6.03	(3.02)

Less dividends and distributions from:
Net investment income	—	—	—	(0.02)	(0.02)	(0.03)
Net realized gain	—	—[3]	(1.04)	(0.88)	(0.45)	(0.27)
Total dividends and distributions	—	—[3]	(1.04)	(0.90)	(0.47)	(0.30)

Net asset value, end of period	$12.02	$11.70	$9.96	$12.62	$12.78	$7.22

Total return[4]	2.74%	17.48%	(13.13%)	5.70%	84.75%	(29.65%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72	$88	$939	$9,318	$11,354	$6,042
Ratio of expenses to average net assets[5]	2.17%	2.18%	2.19%	2.21%	2.24%	2.22%
Ratio of expenses to average net assets prior to fees waived[5]	2.21%	2.28%	2.23%	2.21%	2.25%	2.27%
Ratio of net investment income (loss) to average net assets	0.20%	0.19%	0.32%	(1.01%)	0.90%	0.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.16%	0.09%	0.28%	(1.01%)	0.89%	(0.01%)
Portfolio turnover	68%[6]	26%	17%	17%	85%[7]	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of Wellington Management Company LLP replacing Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the six months ended September 30, 2024, the Fund's portfolio turnover rate increased during the six months ended September 30, 2024.
[7]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.09	$12.90	$15.98	$15.94	$8.90	$12.90

Income (loss) from investment operations:
Net investment income[2]	0.09	0.16	0.19	—	0.23	0.14
Net realized and unrealized gain (loss)	0.40	2.22	(2.10)	1.08	7.37	(3.73)
Total from investment operations	0.49	2.38	(1.91)	1.08	7.60	(3.59)

Less dividends and distributions from:
Net investment income	—	(0.19)	(0.13)	(0.16)	(0.11)	(0.14)
Net realized gain	—	—[3]	(1.04)	(0.88)	(0.45)	(0.27)
Total dividends and distributions	—	(0.19)	(1.17)	(1.04)	(0.56)	(0.41)

Net asset value, end of period	$15.58	$15.09	$12.90	$15.98	$15.94	$8.90

Total return[4]	3.25%	18.68%	(12.19%)	6.74%	86.63%	(28.92%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$687,722	$678,538	$603,755	$779,594	$701,597	$366,656
Ratio of expenses to average net assets[5]	1.17%	1.18%	1.19%	1.21%	1.24%	1.22%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%	1.28%	1.23%	1.21%	1.25%	1.27%
Ratio of net investment income (loss) to average net assets	1.20%	1.19%	1.32%	(0.01%)	1.90%	1.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.16%	1.09%	1.28%	(0.01%)	1.89%	0.99%
Portfolio turnover	68%[6]	26%	17%	17%	85%[7]	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of Wellington Management Company LLP replacing Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the six months ended September 30, 2024, the Fund's portfolio turnover rate increased during the six months ended September 30, 2024.
[7]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Optimum Fund Trust
September 30, 2024 (Unaudited)
Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers 6 series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, interest rate swap (IRS) contracts, CDS and IRS options contracts (swaptions) are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2024, and for all open tax years (years ended March 31, 2021–March 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements —  Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 26, 2024, September 27, 2024, September 30, 2024, and September 30, 2024 and matured by July 26, 2026, October 1, 2024, October 1, 2024, and October 2, 2024, respectively.
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Short Sales —  Each Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with each Fund’s investment objective and strategies. Typically, short sales are transactions in which each Fund sells a security it does not own and, at the time a short sale is effected, each Fund incur an obligation to replace the security borrowed at whatever its price may be at the time each Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by each Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, each Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, each Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out. Open short sales, if any, are disclosed on the “Schedules of investments.”
To Be Announced Trades (TBA)  —  Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases
(continues)

Notes to financial statements
Optimum Fund Trust
1. Significant Accounting Policies (continued)
until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At September 30, 2024, the Fund received $4,289,000 cash collateral for TBA trades, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”
Mortgage Dollar Rolls —  Optimum Fixed Income Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund is subject to leverage risk on certain transactions, such as the loans of portfolio securities, and the use of when issued or delayed delivery transactions or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. The use of such transactions entails a heightened risk of loss.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Funds invest are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Optimum Fixed Income Fund	$36,226
Optimum International Fund	6,875
Optimum Large Cap Growth Fund	1,444
Optimum Large Cap Value Fund	419
Optimum Small-Mid Cap Growth Fund	2,427
Optimum Small-Mid Cap Value Fund	2,398
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Optimum Fixed Income Fund	$2
Optimum International Fund	2
Optimum Large Cap Growth Fund	2
Optimum Large Cap Value Fund	2
Optimum Small-Mid Cap Growth Fund	2
Optimum Small-Mid Cap Value Fund	2
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
DMC, a series of Macquarie Investment Management Business Trust (MIMBT), furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or
(continues)

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.
In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.0000% of net assets up to $500 million[1]
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Small-Mid Cap Value Fund	0.9000% of net assets up to $500 million[2]
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

[1]	Effective August 1, 2024. Prior to August 1, 2024, the Fund pays DMC an annual fee of 1.1000% of net assets up to $250 million and 1.0000% of net assets from $250 million to $500 million.
[2]	Effective August 1, 2024. Prior to August 1, 2024, the Fund pays DMC an annual fee of 1.0000% of net assets up to $250 million and 0.9000% of net assets from $250 million to $500 million.
DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited; Optimum International Fund – Acadian Asset Management LLC (Acadian) and Baillie Gifford Overseas Limited (Baillie Gifford); Optimum Large Cap Growth Fund – Los Angeles Capital Management LLC (Los Angeles Capital) and American Century Investment Management, Inc. (American Century); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Great Lakes Advisors, LLC (Great Lakes); Optimum Small-Mid Cap Growth Fund – Principal Global Investors, LLC (Principal) and Peregrine Capital Management, LLC (Peregrine); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and effective June 10, 2024, Wellington Management Company LLP (Wellington). Prior to June 10, 2024, Cardinal Capital Management LLC was also a sub-advisor for Optimum Small-Mid Cap Value.
For the six months ended September 30, 2024, DMC paid the following sub-advisory fees:
Sub-advisory fees
Optimum Fixed Income Fund	$1,596,346
Optimum International Fund	1,592,262
Optimum Large Cap Growth Fund	2,056,275
Optimum Large Cap Value Fund	2,697,766
Optimum Small-Mid Cap Growth Fund	1,724,486
Optimum Small-Mid Cap Value Fund	1,385,025
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2024 (except as noted) through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Optimum Fixed Income Fund	0.80%*
Optimum International Fund	1.08%
Optimum Large Cap Growth Fund	0.95%*
Optimum Large Cap Value Fund	0.91%*
Optimum Small-Mid Cap Growth Fund	1.24%*
Optimum Small-Mid Cap Value Fund	1.14%*
*	Prior to July 31, 2024, the expense limitation for Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Growth Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund was 0.83%, 0.97% ,0.92%, 1.29%, and 1.18%, respectively.
(continues)

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2024 (except as noted) through July 30, 2025, unless terminated by agreement of DMC and each Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Optimum Fixed Income Fund	1.05%**	1.80%**	0.80%**
Optimum International Fund	1.33%	2.08%	1.08%
Optimum Large Cap Growth Fund	1.20%***	1.95%***	0.95%***
Optimum Large Cap Value Fund	1.16%****	1.91%****	0.91%****
Optimum Small-Mid Cap Growth Fund	1.49%*****	2.24%*****	1.24%*****
Optimum Small-Mid Cap Value Fund	1.39%******	2.14%******	1.14%******
**	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.08%, 1.83%, and 0.83%.
***	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.22%, 1.97%, and 0.97%.
****	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.17%, 1.92%, and 0.92%.
*****	Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.54%, 2.29%, and 1.29%.
******	Effective July 31, 2023. Prior to July 31, 2024, these amounts for Class A, Class C, and Institutional Class were 1.43%, 2.18%, and 1.18%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services, the Funds pay DIFSC an asset-based fee plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion (Total Fee). Each Fund in the Trust pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended September 30, 2024, each Fund paid for these services as follows:
Fund	Fees
Optimum Fixed Income Fund	$788,042
Optimum International Fund	236,015
Optimum Large Cap Growth Fund	582,237
Optimum Large Cap Value Fund	534,522
Optimum Small-Mid Cap Growth Fund	212,250
Optimum Small-Mid Cap Value Fund	194,522
DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.
DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.16% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc.

(BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
For the six months ended September 30, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Optimum Fixed Income Fund	$960
Optimum International Fund	319
Optimum Large Cap Growth Fund	575
Optimum Large Cap Value Fund	761
Optimum Small-Mid Cap Growth Fund	170
Optimum Small-Mid Cap Value Fund	116
For the six months ended September 30, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class C
Optimum Large Cap Growth Fund	$274
Optimum Large Cap Value Fund	65
DMC, DIFSC, and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (“Settlement Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (“ARMBS Strategy”). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund. In connection with the findings in the Settlement Order, MIMBT expects to make payments to the Optimum Fixed Income Fund prior to December 31, 2024. These payments are not expected to be material to the Optimum Fixed Income Fund.
(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments
For the six months ended September 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Optimum Fixed Income Fund	$349,285,681	$5,936,836,607	$283,412,625	$5,938,700,197
Optimum International Fund	208,883,247	—	224,806,410	—
Optimum Large Cap Growth Fund	468,173,909	—	564,094,575	—
Optimum Large Cap Value Fund	97,203,897	—	141,618,399	—
Optimum Small-Mid Cap Growth Fund	456,663,763	—	473,120,950	—
Optimum Small-Mid Cap Value Fund	449,199,310	—	450,654,036	—
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Optimum Fixed Income Fund	$3,653,094,177	$59,062,870	$(115,493,280)	$(56,430,410)
Optimum International Fund	723,234,211	168,118,316	(50,423,200)	117,695,116
Optimum Large Cap Growth Fund	1,221,255,024	862,505,826	(17,351,232)	845,154,594
Optimum Large Cap Value Fund	1,309,101,139	624,259,772	(21,643,244)	602,616,528
Optimum Small-Mid Cap Growth Fund	649,811,370	129,860,416	(29,441,416)	100,419,000
Optimum Small-Mid Cap Value Fund	585,312,345	145,020,209	(38,429,623)	106,590,586
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2024, certain Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Optimum Fixed Income Fund	$ 131,774,141	$142,702,496	$ 274,476,637
Optimum International Fund	43,330,591	108,462,365	151,792,956
Optimum Small-Mid Cap Growth Fund	62,285,638	—	62,285,638
Optimum Small-Mid Cap Value Fund	1,672,667	9,654,443	11,327,110
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2024:
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$32,875,000	$65,388	$32,940,388
Agency Commercial Mortgage-Backed Securities	—	1,503,189	—	1,503,189
Agency Mortgage-Backed Securities	—	1,094,598,782	—	1,094,598,782
Collateralized Debt Obligations	—	113,896,159	—	113,896,159
Common Stock	—	—	1,147,512	1,147,512
Corporate Bonds	—	901,872,123	—	901,872,123
Government Agency Obligations	—	10,420,527	—	10,420,527
Loan Agreements	—	57,519,124	—	57,519,124
Municipal Bonds	—	18,900,325	—	18,900,325
Non-Agency Asset-Backed Securities	—	112,173,594	—	112,173,594
Non-Agency Collateralized Mortgage Obligations	—	75,428,625	8,155	75,436,780
Non-Agency Commercial Mortgage-Backed Securities	—	119,893,730	—	119,893,730
Sovereign Bonds	—	47,690,916	—	47,690,916
Supranational Banks	—	716,572	—	716,572
US Treasury Obligations	—	530,304,632	—	530,304,632
Options Purchased	—	322,593	—	322,593
(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments (continued)
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$64,093,920	$423,164,853	$—	$487,258,773
Total Value of Securities Before Options Written	$64,093,920	$3,541,280,744	$1,221,055	$3,606,595,719

Liabilities:
Options Written	$(1,392)	$(330,121)	$—	$(331,513)
Security Sold Short	—	(5,110,145)	—	(5,110,145)

Derivatives[1]
Assets:
Centrally Cleared Credit Default Swap Contracts	$—	$237,280	$—	$237,280
Centrally Cleared Interest Rate Swap Contracts	—	11,944,688	—	11,944,688
Forward Foreign Currency Exchange Contracts	—	597,229	—	597,229
Futures Contracts	1,980,797	—	—	1,980,797
Over-The-Counter Credit Default Swap Contracts	—	252,318	—	252,318

Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(56,832)	$—	$(56,832)
Centrally Cleared Interest Rate Swap Contracts	—	(17,853,244)	—	(17,853,244)
Forward Foreign Currency Exchange Contracts	—	(252,159)	—	(252,159)
Futures Contracts	(1,299,709)	—	—	(1,299,709)
Over-The-Counter Credit Default Swap Contracts	—	(40,662)	—	(40,662)

[1]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Australia	$29,786,551	$—	$—	$29,786,551
Austria	1,637,828	—	—	1,637,828
Belgium	1,270,704	—	—	1,270,704
Brazil	24,177,785	—	—	24,177,785
Burkina Faso	108,516	—	—	108,516
Canada	34,629,703	—	—	34,629,703

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
China	$87,539,076	$—	$—	$87,539,076
Colombia	51,952	—	—	51,952
Czech Republic	189,021	—	—	189,021
Denmark	38,875,688	—	—	38,875,688
Finland	5,392,175	—	—	5,392,175
France	35,250,917	—	—	35,250,917
Germany	46,801,513	—	—	46,801,513
Greece	526,209	—	—	526,209
Hungary	3,341,660	—	—	3,341,660
India	39,292,507	—	126,191	39,418,698
Indonesia	4,887,691	—	—	4,887,691
Ireland	39,190,119	—	—	39,190,119
Israel	14,536,692	—	—	14,536,692
Italy	26,858,490	—	—	26,858,490
Japan	95,494,987	22,473	—	95,517,460
Kazakhstan	3,306,252	—	—	3,306,252
Malaysia	1,697,877	—	38	1,697,915
Mexico	159,783	—	—	159,783
Monaco	143,068	—	—	143,068
Netherlands	42,396,467	—	—	42,396,467
Norway	4,249,789	—	—	4,249,789
Panama	2,664,024	—	—	2,664,024
Philippines	147,385	—	—	147,385
Poland	5,367,074	—	—	5,367,074
Portugal	308,652	—	—	308,652
Russia	—	—	—[1]	—
Singapore	5,548,145	—	—	5,548,145
South Africa	5,244,027	—	—	5,244,027
South Korea	22,475,475	—	—	22,475,475
Spain	18,128,821	—	—	18,128,821
Sweden	19,844,385	—	—	19,844,385
Switzerland	54,452,033	—	—	54,452,033
Taiwan	62,041,950	—	—	62,041,950
Thailand	4,924,755	—	—	4,924,755
Türkiye	201,646	—	—	201,646
Ukraine	351,056	—	—	351,056
United Arab Emirates	7,313,080	—	—	7,313,080
United Kingdom	20,822,858	—	—	20,822,858
United States	17,830,201	—	—	17,830,201
Exchange-Traded Funds	4,188,883	—	—	4,188,883
Preferred Stocks	5,276,301	—	—	5,276,301
Warrants	—	—	—[2]	—
Short-Term Investments	1,856,854	—	—	1,856,854
Total Value of Securities	$840,780,625	$22,473	$126,229	$840,929,327

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of September 30, 2024.
(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments (continued)
[2]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$265,848,890	$—	$—	$265,848,890
Consumer Discretionary	261,075,609	—	2,798	261,078,407
Consumer Staples	58,680,833	—	—	58,680,833
Energy	11,086,846	—	—	11,086,846
Financials	160,537,074	—	—	160,537,074
Healthcare	189,141,363	—	—	189,141,363
Industrials	102,810,313	—	—	102,810,313
Information Technology	971,029,150	—	—	971,029,150
Materials	14,921,162	—	—	14,921,162
Real Estate	12,489,121	—	—	12,489,121
Utilities	4,362,232	—	—	4,362,232
Rights	—	—	16,013	16,013
Short-Term Investments	14,406,042	—	—	14,406,042
Total Value of Securities	$2,066,388,635	$—	$18,811	$2,066,407,446

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,172	$—	$2,172
[1]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Optimum Large Cap Value Fund
Level 1
Securities
Assets:
Common Stocks	$1,884,913,238
Short-Term Investments	26,804,429
Total Value of Securities	$1,911,717,667
	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks	$740,742,486	$—	$740,742,486
Convertible Preferred Stock	—	115,075	115,075
Warrant	—	—[1]	—

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3	Total
Short-Term Investments	$9,372,809	$—	$9,372,809
Total Value of Securities	$750,115,295	$115,075	$750,230,370

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.
Optimum Small-Mid Cap Value Fund
Level 1
Securities
Assets:
Common Stocks	$690,010,441
Short-Term Investments	1,892,490
Total Value of Securities	$691,902,931
During the six months ended September 30, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Growth Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Growth Fund’s net assets at the end of the period. As of September 30, 2024, Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund had no Level 3 investments.
(continues)

Notes to financial statements
Optimum Fund Trust
4. Capital Shares
Transactions in capital shares were as follows:
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	322,632	711,677	18,818	130,055	14,782	382,830
Class C	—	6,569	—	537	2,475	5,213
Institutional Class	20,234,831	90,165,530	3,754,481	29,467,065	4,593,661	12,191,844

Shares issued upon reinvestment of dividends and distributions:
Class A	—	205,574	—	16,591	—	428,271
Class C	—	—	—	—	—	9,123
Institutional Class	—	10,684,294	—	929,408	—	9,380,699
	20,557,463	101,773,644	3,773,299	30,543,656	4,610,918	22,397,980

Shares redeemed:
Class A	(743,510)	(1,393,967)	(117,778)	(207,384)	(396,437)	(640,627)
Class C	(16,090)	(567,385)	(2,281)	(125,216)	(13,716)	(526,879)
Institutional Class	(28,749,804)	(65,046,970)	(5,560,156)	(20,215,564)	(8,098,275)	(32,424,925)
	(29,509,404)	(67,008,322)	(5,680,215)	(20,548,164)	(8,508,428)	(33,592,431)
Net increase (decrease)	(8,951,941)	34,765,322	(1,906,916)	9,995,492	(3,897,510)	(11,194,451)

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	21,213	339,958	7,842	109,118	4,324	71,357
Class C	545	1,965	209	567	54	187
Institutional Class	5,856,898	12,973,143	3,556,279	20,867,348	3,003,705	10,614,473

Shares issued upon reinvestment of dividends and distributions:
Class A	—	484,870	—	—	—	9,140
Class C	—	4,280	—	—	—	1
Institutional Class	—	14,288,515	—	—	—	665,143
	5,878,656	28,092,731	3,564,330	20,977,033	3,008,083	11,360,301

Shares redeemed:
Class A	(313,226)	(536,131)	(77,274)	(141,526)	(53,175)	(97,861)
Class C	(13,590)	(322,317)	(3,332)	(175,484)	(1,557)	(86,982)
Institutional Class	(8,599,092)	(40,469,479)	(4,615,809)	(9,490,347)	(3,837,303)	(13,125,959)
	(8,925,908)	(41,327,927)	(4,696,415)	(9,807,357)	(3,892,035)	(13,310,802)
Net increase (decrease)	(3,047,252)	(13,235,196)	(1,132,085)	11,169,676	(883,952)	(1,950,501)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended September 30, 2024 and year ended March 31, 2024, each Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Optimum Fixed Income Fund
Six months ended
9/30/24	1,698	—	—	1,698	$13,770
Year ended
3/31/24	—	202,493	206,528	—	1,660,493

Optimum International Fund
Six months ended
9/30/24	257	235	233	254	6,213
Year ended
3/31/24	—	59,935	59,077	—	659,944
(continues)

Notes to financial statements
Optimum Fund Trust
4. Capital Shares (continued)
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Optimum Large Cap Growth Fund
Six months ended
9/30/24	433	—	—	376	$8,630
Year ended
3/31/24	—	219,733	158,217	—	3,001,314

Optimum Large Cap Value Fund
Six months ended
9/30/24	656	113	112	651	14,570
Year ended
3/31/24	—	143,243	140,782	—	2,701,305

Optimum Small-Mid Cap Growth Fund
Six months ended
9/30/24	104	422	250	86	3,945
Year ended
3/31/24	—	81,181	48,212	—	457,111

Optimum Small-Mid Cap Value Fund
Six months ended
9/30/24	132	199	167	122	4,089
Year ended
3/31/24	—	32,475	26,987	—	325,761
5. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Optimum Fixed Income Fund and Optimum Large Cap Growth Fund each used forward foreign currency exchange contracts to hedge the US dollar value of securities they already owns that are denominated in foreign currencies to decrease exposure to foreign currencies. Optimum Large Cap Growth Fund used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
During the six months ended September 30, 2024, Optimum Large Cap Growth Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures contracts in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $3,958,807 and $7,865,661 in cash as collateral for open futures contracts. Cash collateral is included as “Cash collateral due from brokers” on the “Statements of assets and liabilities” and securities collateral are presented on the “Schedules of investments.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.
Options Contracts —  Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open options contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund’s exposure to changes in foreign currencies, to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.
(continues)

Notes to financial statements
Optimum Fund Trust
5. Derivatives (continued)
Swap Contracts —  Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, IRS contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an IRS involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An IRS can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. IRS may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the IRS contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2024, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended September 30, 2024, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
As disclosed in the footnotes to the “Schedules of investments,” at September 30, 2024, the notional value of the protection sold was EUR $9,400,000 and $16,420,962, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2024, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At September 30, 2024, net unrealized appreciation of the protection sold was $482,675.
CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Optimum Fixed Income Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
At September 30, 2024, for centrally cleared derivative contracts, Optimum Fixed Income Fund posted $4,004,016 in cash as collateral for certain open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $9,418,187 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. At September 30, 2024, for bilateral derivative contracts, the Fund received $609,000 and posted $210,000 in cash as collateral, which is included in “Cash collateral due to brokers” and “Cash collateral due from brokers” on the “Statements of assets and liabilities,” respectively. The Fund also posted $926,503 in securities collateral comprised of US treasury obligations for certain open bilateral derivative contracts. Securities collateral are presented on the “Schedules of investments.”
Fair values of derivative instruments as of September 30, 2024 were as follows:
	Optimum Fixed Income Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$597,229	$—	$—	$597,229
Variation margin due from brokers on futures contracts*	—	1,980,797	—	1,980,797
Variation margin due from/to brokers on centrally cleared credit default swap contracts*	—	—	237,280	237,280
Variation margin due from/to brokers on centrally cleared interest rate swap contracts*	—	11,944,688	—	11,944,688
Unrealized appreciation on over-the-counter credit default swap contracts	—	—	252,318	252,318
Options purchased, at value**	—	322,593	—	322,593
Total	$597,229	$14,248,078	$489,598	$15,334,905

(continues)

Notes to financial statements
Optimum Fund Trust
5. Derivatives (continued)
	Optimum Fixed Income Fund
	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(252,159)	$—	$—	$(252,159)
Variation margin due from brokers on futures contracts*	—	(1,299,709)	—	(1,299,709)
Variation margin due from/to brokers on centrally cleared credit default swap contracts*	—	—	(56,832)	(56,832)
Variation margin due from/to brokers on centrally cleared interest rate swap contracts*	—	(17,853,274)	—	(17,853,274)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(40,662)	(40,662)
Options written, at value	—	(331,513)	—	(331,513)
Total	$(252,159)	$(19,484,496)	$(97,494)	$(19,834,149)
*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared IRS contracts from the date the contracts were opened through September 30, 2024. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”
** Included with “Investments, at value.”
The effect of derivative instruments on Optimum Fixed Income Fund's “Statements of operations” for the six months ended September 30, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(1,837,560)	$—	$518,674	$838,571	$(2,449,359)	$(2,929,674)
Interest rate contracts	—	3,311,882	15,996	100,936	372,448	3,801,262
Equity contracts	—	—	—	—	540,148	540,148
Credit contracts	—	—	—	—	(204,177)	(204,177)
Total	$(1,837,560)	$3,311,882	$534,670	$939,507	$(1,740,940)	$1,207,559
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(536,576)	$—	$—	$—	$—	$(536,576)
Interest rate contracts	—	(219,156)	322,593	(275,080)	(3,384,831)	(3,556,474)
Credit contracts	—	—	—	—	(326,484)	(326,484)
Total	$(536,576)	$(219,156)	$322,593	$(275,080)	$(3,711,315)	$(4,419,534)

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2024:
	Long Derivative Volume
	Optimum Fixed Income Fund
Forward foreign currency exchange contracts (average contract amount)	USD	46,237,994
Futures contracts (average notional amount)		540,391,718
Options contracts (average value)*		337,295
CDS contracts (average notional amount)**	USD	11,662,016
Interest rate swap contracts (average notional amount)	AUD	18,651,181
Interest rate swap contracts (average notional amount)	BRL	108,411,673
Interest rate swap contracts (average notional amount)	CAD	41,823,622
Interest rate swap contracts (average notional amount)	EUR	47,376,181
Interest rate swap contracts (average notional amount)	GBP	23,878,740
Interest rate swap contracts (average notional amount)	JPY	17,776,062,992
Interest rate swap contracts (average notional amount)	USD	560,483,386
	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum Large Cap Growth Fund
Forward foreign currency exchange contracts (average contract amount)	USD	141,906,485	USD	2,436,499
Futures contracts (average notional amount)		202,324,199		—
Options contracts (average value)*		259,916		—
CDS contracts (average notional value)**	EUR	9,400,000	EUR	—
CDS contracts (average notional amount)**	USD	23,341,078	USD	—
*Long represents purchased options and short represents written options.
**Long represents buying protection and short represents selling protection.
6. Offsetting
Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”
(continues)

Notes to financial statements
Optimum Fund Trust
6. Offsetting (continued)
At September 30, 2024, certain Funds had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Optimum Fixed Income Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$3,549	$(78)	$3,471
BNP Paribas	376,316	(199,259)	177,057
Citigroup	48,618	(2,233)	46,385
Deutsche Bank	249,600	(152)	249,448
Goldman Sachs	350,993	(265,654)	85,339
JPMorgan Chase Bank	216,142	(72,606)	143,536
Morgan Stanley	1,692	(55)	1,637
TD	—	(19,040)	(19,040)
Total	$1,246,910	$(559,077)	$687,833
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$3,471	$ —	$(3,471)	$ —	$ —	$ —
BNP Paribas	177,057	—	—	—	—	177,057
Citigroup	46,385	—	—	—	—	46,385
Deutsche Bank	249,448	—	—	—	—	249,448
Goldman Sachs	85,339	—	—	—	—	85,339
JPMorgan Chase Bank	143,536	—	(143,536)	—	—	—
Morgan Stanley	1,637	—	—	—	—	1,637
TD	(19,040)	—	—	—	—	(19,040)
Total	$687,833	$ —	$(147,007)	$ —	$ —	$540,826
Optimum Large Cap Growth Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
UBS	$2,172	$—	$2,172
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
UBS	$2,172	$—	$—	$—	$—	$2,172
Master Repurchase Agreements
Repurchase agreements are entered into by each Fund under master repurchase agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2024, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Optimum Fixed Income Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Net Collateral Received	Net Exposure(b)
Barclays Bank	120,100,000	(120,100,000)	—	(120,100,000)	—
BNP Paribas	16,100,000	(16,100,000)	—	(16,100,000)	—
JPMorgan Securities	286,964,853	(286,964,853)	—	(286,964,853)	—
Total	$423,164,853	$(423,164,853)	$—	$(423,164,853)	$—
(a) The value of the related collateral exceeded the value of the derivatives, and repurchase agreements as of September 30, 2024, as applicable.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
7. Securities Lending
Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
(continues)

Notes to financial statements
Optimum Fund Trust
7. Securities Lending (continued)
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended September 30, 2024, each Fund had no securities out on loan.
8. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Funds’ performance.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC, and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As Optimum Fixed Income Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Optimum Fixed Income Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2024. The Funds’ REIT holdings are also affected by interest rate changes, particularly if
(continues)

Notes to financial statements
Optimum Fund Trust
8. Credit and Market Risks (continued)
the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Optimum Fund Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 18-19, 2024
At a meeting held Sept. 18-19, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”);  and (ii) the continuation of Sub-Advisory Agreements for the other existing sub-advisers of all the Funds, excluding Wellington Management Company LLP (“Wellington”), which was previously approved at a Board meeting held on June 12, 2024 as described in more detail above.
In reaching its decisions with regard to the Investment Management and Sub-Advisory Agreements, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished in response to requests by independent legal counsel for the Independent Trustees specifically for the agreement reviews conducted at the Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC, “LPL”) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by representatives of DMC and portfolios managers from each unaffiliated sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the approvals (or otherwise available to the Board) included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each unaffiliated sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the approval process also included a report for each Fund prepared by Lipper Inc. (“Lipper”), an independent third-party analyst and subsidiary of Broadridge Inc. (“Broadridge”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).
In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel (both prior to and at the Meeting). In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the approval of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The Independent Trustees also met with representatives of Broadridge at the Meeting to discuss the Lipper Report with Broadridge and allow Broadridge the opportunity to expand on certain aspects of the Lipper Report.
The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise
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Other Fund information (Unaudited)
Optimum Fund Trust
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 18-19, 2024 (continued)
noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to the Optimum Fixed Income Fund) to each of the Funds.
The Board additionally noted the recent regulatory action regarding Macquarie Investment Management Business Trust (“MIMBT”), of which DMC is a series, in which MIMBT entered into a settlement agreement with the U.S. Securities and Exchange Commission (“SEC”) consenting to an order (“Settlement Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy. It was noted that the Settlement Order centered on allegations in regards to valuation and cross-trading, and that MIMBT had agreed to the Settlement Order without admitting or denying the SEC’s findings. As part of the Settlement Order, the Board acknowledged that MIMBT expects to make a payment prior to December 31, 2024 to Optimum Fixed Income Fund in connection with cross trades and valuation of certain securities that were the subject of the Settlement Order. The Board noted that Management had shared details with the Board regarding the Settlement Order (including the engagement of a compliance consultant under the terms of the Settlement Order) and Management had described specific remediation efforts undertaken, as well as those planned, to address concerns related to the allegations of the Settlement Order. Based on discussions with the Independent Trustees and their plan to continue to monitor Management’s remediation efforts and actions, Management had agreed to provide updates regarding its remediation efforts and actions and specific initiatives being undertaken to enhance its compliance, risk, operational and portfolio management functions.
In considering the nature of the services provided by Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited (“MIMGL”) to the Optimum Fixed Income Fund (collectively, the “Affiliated Sub-Advisers”), the Board considered that, unlike the unaffiliated sub-advisers who make all of the investment related decisions with respect to a sub-advised portfolio of a Fund, the relationship between DMC and the Affiliated Sub-Advisers on the Optimum Fixed Income Fund is currently one in which DMC may seek investment advice and recommendations from its Affiliated Sub-Advisers but that DMC retains primary responsibility for the day-to-day management of DMC’s portion of the Optimum Fixed Income Fund’s portfolio. It was also noted that, for the year ended March 31, 2024, and the period from April 1, 2024 to June 30, 2024, MIMAK and MIMGL were not paid any fees by DMC pursuant to their Sub-Advisory Agreements and MIMEL was paid a de minimis percentage of DMC’s overall sub-advisory fees on the Optimum Fixed Income Fund.
The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on reports of Management’s review of sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) compliance activities, as well as certifications and materials furnished in connection with Board meetings and the contract approvals.
The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on reports of Management’s review of sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) compliance activities, as well as certifications and materials furnished in connection with Board meetings and the contract approvals.
Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract approvals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ended June 30, 2024, as well as the three, five and ten year periods ended on that date.  In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2024. The Trustees also compared Fund and sub-adviser performance to other industry benchmarks and reviewed rolling thirty-six-month return rankings (relative to each Fund’s respective Morningstar peer group) for the Funds, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.
Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest quintile of its Performance Universe for the one, three, five, and ten-year periods. Additionally, the Lipper Report noted that recent performance seemed to be trending in a positive direction and that continued improvement in performance over the coming year could see the Fund’s performance over the longer-term measurement period enter the middle quintile of its Performance Universe. It was noted that the Fund had outperformed its comparative benchmark (the Bloomberg US Aggregate Bond Index) on a gross performance basis for the one, three, five, and ten-year periods ended June 30, 2024. After further discussions with Management regarding the Fund’s performance and portfolio positioning, the Trustees found the Fund’s performance results relative to the Fund’s benchmark index to be acceptable.
Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the highest performing quintile of its Performance Universe for the one-year period, in the middle quintile of its Performance Universe for the three-year period, in the second lowest performing quintile for the five-year period, and in the lowest performing quintile of its Performance Universe for the ten-year period. It was noted that the Fund had outperformed its comparative benchmark (MSCI ACWI ex USA Index) on a gross performance basis for the one and ten-year periods ended June 30, 2024 and had underperformed its benchmark on a gross performance basis for the three and five-year periods ended June 30, 2024. The Trustees acknowledged the Fund’s stronger recent relative performance versus its Performance Universe and its benchmark. In particular, the Trustees noted that Acadian Asset Management LLC continued to perform very well on its portion of the Fund during the prior year, but that the performance of Baillie Gifford Overseas Limited continued to be uneven and its recent underperformance on its portion of the Fund was a factor in the Fund’s longer term comparative underperformance. The Board also acknowledged that Management would continue to monitor Baillie Gifford’s performance for signs of improvement as market conditions evolved in the future.  After further discussions with Management regarding the Fund’s performance and portfolio positioning, the Trustees found the overall comparative performance results of the Fund to be acceptable.
Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle quintile of its Performance Universe for the one-year period, in the second lowest performing quintile of its Performance Universe for the three and ten-year periods, and in the lowest performing quintile of its Performance Universe for the five-year period. It was noted that the Fund had outperformed its comparative benchmark (the Russell 1000 Growth Index) on a gross performance basis for the one-year period ended June 30, 2024 and had underperformed its comparative benchmark on a gross performance basis for the three, five and ten-year periods ended June 30, 2024. Management again noted to the Board that the Fund’s comparative benchmark continued to be heavily weighted to a few, large technology companies, and discussed the impact of this concentration on the relative performance of the Fund and its sub-advisers.  The Trustees also noted the relatively recent addition of Los Angeles Capital Management, LLC and American Century Investment Management as sub-advisers for the Fund.  Although the Board was not satisfied with the longer-term comparative performance for the Fund, the Board believed that Management was continuing to take actions to seek to improve the Fund’s performance and that the past year’s performance showed evidence that the new sub-adviser pairing on the Fund was beginning to improve performance.
Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the one, three, five, and ten-year periods. Nonetheless, the Lipper Report also noted that the Fund’s performance is showing improvement in the shorter-term periods. In addition, the Board noted that the Fund had outperformed its comparative benchmark (Russell 1000 Value Index) on a gross performance basis for the one, three, five and ten-year periods
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Other Fund information (Unaudited)
Optimum Fund Trust
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 18-19, 2024 (continued)
ended June 30, 2024. While the Board was not satisfied with the Fund’s performance versus its peers, the Board found the Fund’s performance results relative to the Fund’s benchmark index to be acceptable.
Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle quintile of its Performance Universe for the one- and three-year periods, in the highest performing quintile of its Performance Universe for the five-year period, and in the second highest performing quintile of its Performance Universe for the ten-year period. In addition, the Board noted that the Fund had outperformed its comparative benchmark (Russell 2500 Growth Index) on a gross basis for the one, three, five, and ten-year periods ended June 30, 2024. The Board found the overall comparative performance results of the Fund to be satisfactory.
Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the one, three, and five-year periods and in the lowest performing quintile of its Performance Universe for the ten-year period. In addition, the Board noted that the Fund had underperformed its comparative benchmark (Russell 2500 Value Index) on a gross basis for the one, three, five and ten-year periods ended June 30, 2024. The Board considered recent actions taken by Management, including the addition of Wellington in June 2024 as a replacement sub-adviser for Cardinal Capital Management, L.L.C., to improve performance. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that Management was continuing to take actions to seek to improve the Fund’s performance.
Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each unaffiliated sub-adviser were the product of arms-length negotiations between DMC and each such sub-adviser. The Trustees considered DMC’s belief that the sub-advisory fees paid by DMC to each sub-adviser were competitive, fair and reasonable in light of the nature, extent and quality of the services furnished by each such sub-adviser to the Funds. The Board also considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each unaffiliated sub-adviser, as applicable, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.
Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Universe. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report rankings showed the actual total expenses (taking into account expense waivers) to be in the second highest quintile (i.e., the quintile having the second highest expenses) for Optimum Fixed Income Fund, Optimum Large Cap Value Fund, and Optimum Small Mid-Cap Value Fund versus their respective Lipper Expense Universe and in the highest expense quintile for Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Small Mid-Cap Growth Fund versus their respective Lipper Expense Universes.  The Lipper Report rankings showed actual investment management fees (taking into account fee waivers) to be in the middle quintile for the Optimum Fixed Income Fund, Optimum International Fund, and Optimum Large Cap Value Fund, in the second highest quintile for Optimum Small-Mid Cap Value Fund and Optimum Large Cap Growth Fund and in the highest quintile for the Optimum Small-Mid Cap Growth Fund and versus their respective Lipper Expense Universe. The Lipper Report also showed the percentile ranking for each Fund versus the Fund’s Expense Universe and Performance Universe on a combined basis, and it showed that recent performance for certain Funds had hurt their relative rankings for the most recent period. The Board also considered the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios. The Trustees noted that such expense ratios have trended down since the Fee Restructuring. Additionally, the Trustees noted that, based on discussions with the Independent Trustees and consistent with

Management’s commitment to propose a reduction in certain Fund expenses, DMC had recently reduced its effective investment management fee rate for the Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund effective August 1, 2024.
The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2025. The Trustees also noted that Management had previously agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ total expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”). In particular, the Fee Restructuring has also resulted in DMC allocating more to the Funds’ expense waivers for the period through July 30, 2025 as the Funds’ average assets under management increased during its most recent fiscal year. The Trustees also noted that, based on discussions with the Independent Trustees and consistent with Management’s commitment to propose a reduction in certain Fund expenses, Management reduced, effective April 1, 2024, the transfer agent fees for all of the Funds.
While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned Fee Restructuring and recent reduction of investment management fees for the Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund and the recent reduction of all of the Funds’ transfer agent fees.
DMC’s Profitability; Economies of Scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC and within the Lipper Report, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the unaffiliated sub-advisers were the product of arms-length negotiations between DMC and each such sub-adviser, and the fees paid to each sub-adviser are paid by DMC and not the Funds.  The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.  The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds’ assets grow, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.
Board Consideration of Sub-Advisory Agreement with Wellington Management Company LLP at Meeting Held May 13, 2024
At a meeting held May 13, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of disinterested or Independent Trustees, approved a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Delaware Management Company (“DMC” or “Management”) and Wellington Management Company LLP (“Wellington”) for Optimum Small-Mid Cap Value Fund (the “Fund”). Wellington replaced Cardinal Capital Management, L.L.C. (“Cardinal”) as a sub-advisor to the Fund as of June 12, 2024.
In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about Wellington, including its personnel, operations and financial condition, which had been provided by Wellington. The Board also reviewed material furnished by Manager (with the assistance of its investment consultant, LPL Financial LLC, “LPL”), including: a memorandum from Manager reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by Wellington; research and analysis concerning Manager’s proposal of Wellington; a description of Wellington’s proposed sub-advisory fees under the Sub-Advisory Agreement, along with fees that Wellington charges other comparable investment companies or accounts; information concerning Wellington’s organizational structure and the experience of its investment management personnel; a “due diligence” summary report describing various material items in relation to Wellington’s personnel, organization and policies; a copy of Wellington’s Form ADV brochure, summaries of Wellington’s compliance policies and procedures and its Code of Ethics; and a copy of the Sub-Advisory Agreement.
(continues)

Other Fund information (Unaudited)
Optimum Fund Trust
Board Consideration of Sub-Advisory Agreement with Wellington Management Company LLP at Meeting Held May 13, 2024
(continued)
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the review of the Sub-Advisory Agreement and discussed, in detail, the matters related to such approval. The materials prepared by Management specifically in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the Meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by Wellington, the Board specifically considered that the Sub-Advisory Agreement contains substantially similar provisions to those in the prior Cardinal sub-advisory agreement, except for the provisions relating to the sub-advisory fees. The Board reviewed materials provided by Wellington regarding the experience and qualifications of personnel who will be responsible for managing the portion of the Fund to be sub-advised by Wellington. The Board also placed weight on the performance of a representative Wellington portfolio that utilized the investment process and parameters that would be employed by Wellington on behalf of its portion of the Fund (the “Wellington Account”). The Board also considered that Wellington would serve as a sub-adviser of the Fund with another sub-advisor, LSV Asset Management (“LSV”). The Board considered the compatibility of the two sub-advisers’ investment philosophies and methodologies that they would each employ for the Fund. Lastly, the Board took into account that Wellington uses a bottom-up, fundamental approach that seeks to provide long-term returns above the Russell 2500 Value Index over a market cycle by employing a contrarian approach to stock selection. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by Wellington to the Fund and its shareholders and was confident in the abilities of Wellington to provide quality services to the Fund and its shareholders.
Investment Performance. The Board reviewed information on the performance of the Wellington Account over various time periods. The Board also reviewed a “combination analysis” showing various performance metrics that would have resulted from combining the performance of the Wellington Account with the performance of LSV in managing its portion of the Fund over various time periods. The Board noted Management’s belief, based on the historical combination analysis, that the investment strategy to be employed by Wellington on behalf of its sleeve of the Fund would be a good complement to the type of investment philosophy followed by LSV, and that Wellington’s investment strategy would provide a better balance to LSV’s investment philosophy as compared the investment strategy utilized by Cardinal. The Board believed such information and analysis evidenced the benefits to the Fund and quality of portfolio management services expected to be provided by Wellington under the Sub-Advisory Agreement.
Sub-advisory Fees. In considering the appropriateness of the sub-advisory fees to be charged by Wellington, the Board reviewed and considered the sub-advisory fees in light of the nature, extent and quality of the sub-advisory services to be provided by Wellington, as more fully described above. The Board noted that Wellington’s sub-advisory fees are paid by DMC and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees to be paid by DMC to Wellington were the product of arms-length negotiations between DMC and Wellington, and the Board considered the allocation of the investment management fees charged to the Fund between DMC and Wellington in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and Wellington. In particular, the Board was provided with a description of fees to be charged by Wellington under the Sub-Advisory Agreement for the Fund, which showed them to be lower than the sub-advisory fees charged by Cardinal under its sub-advisory agreement at the Fund’s current amount of assets under management. The Board considered the impact that the differences in fees would have on DMC’s profitability, while also noting the current fee waiver that DMC had put into effect for the Fund. The Board also was provided with information showing that Wellington’s sub-advisory fees for the Fund were competitive with those charged by Wellington to other comparable investment companies or accounts and was informed by DMC that Wellington’s sub-advisory fees were competitive with fees of other investment managers being considered as possible sub-advisors to the Fund. The Board also noted that the management fee paid by the Fund to DMC would stay the same at current asset levels. Based upon such facts, the Board believed that the fees to be charged by Wellington under the Sub-Advisory Agreement were acceptable in relation to the services to be provided.

Profitability, Economies of Scale and Fall-Out Benefits. Information about Wellington’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. The Trustees noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints so that as the Fund grows in size, its effective investment management fee rate declines, and they also noted that DMC had put in place a fee waiver for the Fund that was currently in effect. The Board was also provided with information on potential fall-out benefits derived or to be derived by Wellington in connection with its relationship to the Fund, such as soft dollar arrangements.
(continues)

(3984126)	Cat.#157905 11/24 SA-901-1124
Printed in the USA

The Financial Highlights are attached herewith.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Optimum Fund Trust

/s/ JOHN LEONARD
By:	John Leonard
Title:	President and Chief Executive Officer
Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ JOHN LEONARD
By:	John Leonard
Title:	President and Chief Executive Officer
Date:	December 3, 2024

/s/ DANIEL V. GEATENS
By:	Daniel V. Geatens
Title:	Chief Financial Officer
Date:	December 3, 2024